Registration No. 333-64751
                                                      Registration No. 811-08754
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]

         Post-Effective Amendment No. 2                               [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

         Amendment No. 20                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 45
                                      of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                           -------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                 MARY JOAN HOENE
                           VICE PRESIDENT AND COUNSEL
            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                              PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N.W., Suite 825
                            Washington, D.C. 20036
                           -------------------------

         Approximate Date of Proposed Public Offering: Continuous.

              It is proposed that this filing will become effective (check appropriate box):


[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485 .


[ ]      On (date) pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

              SUBSTITUTION OF NEW PORTFOLIOS OF EQ ADVISORS TRUST
                    FOR PORTFOLIOS OF THE HUDSON RIVER TRUST

                        Supplement dated August 30, 1999
  to prospectuses dated before May 1, 1999, and Supplemented as of May 1, 1999;
                   and prospectuses dated May 1, 1999 or later for all Variable Annuity Contracts and Variable Life Insurance Policies
                                    issued by
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------
This supplement relates to our prospectuses for VARIABLE ANNUITY CONTRACTS and VARIABLE LIFE INSURANCE POLICIES.

Currently, the variable investment options invest in Class IA or IB shares of the corresponding Portfolios of The Hudson River Trust or EQ Advisors Trust.

     The Securities and Exchange Commission has published a notice of our filing of an application for an order approving the Substitution of new Portfolios of EQ Advisors Trust for Portfolios of The Hudson River Trust. The new Portfolios that will be available under your contract or policy will replace each of The Hudson River Trust Portfolios currently available under this contract or policy. We expect the order to be issued in September 1999. The proposed Substitution is discussed in the applicable prospectus or supplement dated May 1, 1999 or later.

We plan to effect the Substitution on or about October 1, 1999. At that time, the assets of each of the Portfolios of The Hudson River Trust will be transferred to the corresponding new Portfolios of EQ Advisors Trust. Class IA and Class IB shares of The Hudson River Trust will become Class IA and Class IB shares of EQ Advisors Trust. At the time the Substitution is effected, the value of your variable investment options under a contract or policy will be the same as immediately before the Substitution.

We will send you written confirmation that the Substitution has been completed. After that, your investment results in any affected variable investment option will be based on the investment performance of the corresponding EQ Advisors Trust Portfolio. The Hudson River Trust Portfolios will no longer be available.

The management fees for the new Portfolios will be the same as those for the corresponding Portfolios of The Hudson River Trust. It is expected that the other Portfolio expenses may increase marginally by 0.01%.

Of course, you may make transfers among the investment options, as usual. From now through 30 days after the Substitution, we will waive any applicable charges.

If you have any questions regarding the Substitution, please communicate with us directly or contact your registered representative.





    Copyright 1999 The Equitable Life Assurance Society of the United States.
                              All rights reserved.
888-1217

  EQUITABLE ACCUMULATOR
  PLUS(SM)

  A variable deferred annuity contract


  Prospectus dated September 2, 1999

  Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectuses for The Hudson River Trust and EQ Advisors Trust, which contain important information about their portfolios.
--------------------------------------------------------------------------------

  WHAT IS THE EQUITABLE ACCUMULATOR PLUS?

  Equitable Accumulator Plus is a deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It provides for the accumulation of retirement savings and for income. The contract offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options. This contract may not currently be available in all states.

--------------------------------------------------------------------------------
  VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
  FIXED INCOME OPTIONS:
--------------------------------------------------------------------------------
  Domestic Fixed Income                        Aggressive Fixed Income
--------------------------------------------------------------------------------
  o Alliance Money Market                      o Alliance High Yield
  o Alliance Intermediate
       Government Securities
--------------------------------------------------------------------------------
  EQUITY OPTIONS:
--------------------------------------------------------------------------------
  Domestic Equity                              International Equity
--------------------------------------------------------------------------------
  o T. Rowe Price Equity Income                o Alliance Global
  o Alliance Growth & Income                   o Alliance International
  o MFS Growth with Income                     o T. Rowe Price International
  o BT Equity 500 Index                             Stock
  o Merrill Lynch Basic Value Equity           o Morgan Stanley Emerging
  o Alliance Common Stock                          Markets Equity
  o MFS Research                               o BT International Equity Index
  o EQ/Alliance Premier Growth
  o Capital Guardian Research
  o Capital Guardian U.S. Equity
--------------------------------------------------------------------------------
  Aggressive Equity
--------------------------------------------------------------------------------
  o BT Small Company Index                     o Alliance Small Cap Growth
  o Alliance Aggressive Stock                  o MFS Emerging Growth
  o EQ/Evergreen                                   Companies
  o Warburg Pincus Small Company
       Value
--------------------------------------------------------------------------------
  ASSET ALLOCATION OPTIONS:
--------------------------------------------------------------------------------
  o Alliance Conservative Investors            o Alliance Growth Investors
  o EQ/Evergreen Foundation                    o Merrill Lynch World Strategy
--------------------------------------------------------------------------------

  You may allocate amounts to any of the variable investment options. They, in turn, invest in a corresponding securities portfolio ("Portfolio") of The Hudson River Trust or EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. Each variable investment option is a subaccount of our Separate Account No. 45.

  TYPES OF CONTRACTS. We offer the contracts for use as:

  o A nonqualified annuity ("NQ") for after-tax contributions only.

  o An individual retirement annuity ("IRA"), either traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA").

  o An annuity that is an investment vehicle for a qualified defined contribution or defined benefit plan ("QP").

  A contribution of at least $25,000 is required to purchase a contract. We add an amount ("credit") to your contract with each contribution you make.

  A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated September 2, 1999 is a part of the registration statement.

  The SAI is available free of charge. You may request one by writing to our Processing Office or calling 1-800-789-7771. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

  THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
2  CONTENTS OF THIS PROSPECTUS
--------------------------------------------------------------------------------


CONTENTS OF THIS PROSPECTUS


--------------------------------------------------------------------------------

EQUITABLE ACCUMULATOR PLUS(SM)

--------------------------------------------------------------------------------
Index of key words and phrases                                                4
Who is Equitable Life?                                                        5
How to reach us                                                               6
Equitable Accumulator Plus at a glance - key features                         8

--------------------------------------------------------------------------------
FEE TABLE                                                                    10
--------------------------------------------------------------------------------
Examples                                                                     13

1
--------------------------------------------------------------------------------
CONTRACT FEATURES AND BENEFITS                                               15
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                         15
Owner and annuitant requirements                                             17
How you can make your contributions                                          17
What are your variable investment options under the
  contract?                                                                  17
Allocating your contributions                                                20
Credits                                                                      20
Guaranteed minimum death benefit                                             20
Your right to cancel within a certain number of days                         21

2
--------------------------------------------------------------------------------
DETERMINING YOUR CONTRACT'S VALUE                                            22
--------------------------------------------------------------------------------
Your account value                                                           22
Your contract's value in the variable investment options                     22
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
"We," "our" and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

--------------------------------------------------------------------------------
                                                  CONTENTS OF THIS PROSPECTUS  3
--------------------------------------------------------------------------------


3
--------------------------------------------------------------------------------
TRANSFERRING YOUR MONEY AMONG THE
  VARIABLE INVESTMENT OPTIONS                                                 23
--------------------------------------------------------------------------------
Transferring your account value                                               23
Dollar cost averaging your account value                                      23
Rebalancing your account value                                                23

4
--------------------------------------------------------------------------------
ACCESSING YOUR MONEY                                                          25
--------------------------------------------------------------------------------
Withdrawing your account value                                                25
How withdrawals are taken from your account value                             26
How withdrawals affect your guaranteed minimum death
  benefit                                                                     26
Surrendering your contract to receive its cash value                          27
When to expect payments                                                       27
Choosing your annuity payout options                                          27

5
--------------------------------------------------------------------------------
CHARGES AND EXPENSES                                                          31
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                           31
Charges that the trusts deduct                                                33
Group or sponsored arrangements                                               33

6
--------------------------------------------------------------------------------
PAYMENT OF DEATH BENEFIT                                                      34
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                       34
How death benefit payment is made                                             34
Beneficiary continuation option for Rollover IRA contracts                    35

7
--------------------------------------------------------------------------------
TAX INFORMATION                                                               35
--------------------------------------------------------------------------------
Overview                                                                      36
Transfers among variable investment options                                   36
Taxation of nonqualified annuities                                            36
Special rules for NQ contracts issued in Puerto Rico                          37
Individual retirement arrangements (IRAs)                                     38
Special rules for nonqualified contracts in qualified plans                   46
Federal and state income tax withholding and
  information reporting                                                       46
Impact of taxes to Equitable Life                                             47

8
--------------------------------------------------------------------------------
MORE INFORMATION                                                              48
--------------------------------------------------------------------------------
About our Separate Account No. 45                                             48
About The Hudson River Trust and EQ Advisors Trust                            48
About the general account                                                     49
About other methods of payment                                                49
Dates and prices at which contract events occur                               50
About your voting rights                                                      50
About our year 2000 progress                                                  51
About legal proceedings                                                       52
About our independent accountants                                             52
Transfers of ownership, collateral assignments, loans,
  and borrowing                                                               52
Distribution of the contracts                                                 52

9
--------------------------------------------------------------------------------
INVESTMENT PERFORMANCE                                                        53
--------------------------------------------------------------------------------
Benchmarks                                                                    53
Communicating performance data                                                62

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Purchase considerations for QP contracts                                A-1
II - Guaranteed minimum death benefit example                                B-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4 CONTENTS OF THIS PROSPECTUS
--------------------------------------------------------------------------------


Index of key words and phrases


--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                                                   PAGE IN
TERM                                                             PROSPECTUS
account value                                                        22
annuitant                                                            15
annuity payout option                                                27
beneficiary                                                          34
business day                                                         50
cash value                                                           22
conduit IRA                                                          41
contract date                                                         9
contract date anniversary                                             9
contract year                                                         9
contributions to Roth IRAs                                           44
  rollover contributions                                             44
  conversion contributions                                           44
  direct custodian-to-custodian
    transfers                                                        44
contributions to traditional IRAs                                    38
   rollover contributions                                            39
   direct custodian-to-custodian
     transfers                                                       39
credit                                                               20

                                                                   PAGE IN
TERM                                                             PROSPECTUS
guaranteed minimum death benefit                                     20
IRA                                                                  38
IRS                                                                  36
NQ                                                                   36
participant                                                          17
Portfolio                                                            cover
Processing Office                                                     6
QP                                                                   46
recharacterized                                                      39
Required Beginning Date                                              41
Rollover IRA                                                         cover
Roth IRA                                                             43
Roth Conversion IRA                                                  cover
SAI                                                                  cover
SEC                                                                  cover
Substitution                                                         48
TOPS                                                                  6
traditional IRA                                                      38
unit                                                                 22
variable investment options                                          17


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your Equitable associate can provide further explanation about your contract or supplemental materials.

--------------------------------------------------------------------------------
     PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
--------------------------------------------------------------------------------
     variable investment options           Investment Funds
     account value                         Annuity Account Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  CONTENTS OF THIS PROSPECTUS  5
--------------------------------------------------------------------------------


WHO IS EQUITABLE LIFE?


We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated ("Equitable Companies"), whose majority shareholder is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts. In September 1999, Equitable Companies plans to change its name to AXA Financial, Inc.

Equitable Companies and its consolidated subsidiaries managed approximately $347.5 billion in assets as of December 31, 1998. For over 100 years we have been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

--------------------------------------------------------------------------------
6 WHO IS EQUITABLE LIFE?
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HOW TO REACH US
--------------------------------------------------------------------------------
You may communicate with our Processing Office as listed below for any of the following purposes:

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator Plus
P.O. Box 13014
Newark, NJ 07188-0014

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator Plus
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094

--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator Plus
P.O. Box 1547
Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator Plus
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094
--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year);

o annual statement of your contract values as of the close of the contract year.

--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT
("TOPS") SYSTEM
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options; and

o  the daily unit values for the variable investment options.

You can also:

o change your allocation percentages and/or transfer among the variable investment options; and

o  obtain or change your personal identification number (PIN).

TOPS is normally available seven days a week, 24 hours a day, by calling toll free 1-888-909-7770. Of course, for reasons beyond our control, the service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone are genuine. For example, we will require certain personal identification information before we will act on telephone instructions and we will provide written confirmation of your transfers. We will not be liable for following telephone instructions we reasonably believe to be genuine.

--------------------------------------------------------------------------------
BY INTERNET:
--------------------------------------------------------------------------------
You can also access information about your contract on the Internet. Please visit our Web site at http://www.equitable.com, and click on EQAccess.

--------------------------------------------------------------------------------
                                                       WHO IS EQUITABLE LIFE?  7
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern time.

You should send all contributions, notices, and requests to our Processing Office at the address above.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) conversion of a traditional IRA to a Roth Conversion IRA contract;

(2) election of the automatic investment program;

(3) election of the rebalancing program; and

(4) beneficiary continuation option election.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers between variable investment options;

(4) withdrawal requests;

(5) waiver of withdrawal charge;

(6) tax withholding election; and

(7) contract surrender.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) dollar cost averaging;

(3) rebalancing;

(4) substantially equal withdrawals;

(5) systematic withdrawals; and

(6) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners both must sign.

--------------------------------------------------------------------------------
8  EQUITABLE ACCUMULATOR PLUS AT A GLANCE-- KEY FEATURES
--------------------------------------------------------------------------------


EQUITABLE ACCUMULATOR PLUS
AT A GLANCE - KEY
FEATURES

-------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL             Equitable Accumulator Plus' variable investment options invest in 28 different Portfolios
INVESTMENT               managed by professional investment advisers.
MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES           o On earnings inside the       No tax on any dividends, interest or capital gains until you
                           contract                     make withdrawals from your contract or receive annuity
                                                        payments.
                         ------------------------------------------------------------------------------------------------
                         o On transfers inside the      No tax on transfers among variable investment options.
                           contract
                         ------------------------------------------------------------------------------------------------
                         If you are buying a contract to fund a retirement plan that already provides tax deferral under sections of the Internal Revenue Code (IRA and QP), you should do so for the contract's features and benefits other than tax deferral. In such situations, the tax deferral of the contract does not provide additional benefits.

-------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS     o Initial minimum:             $25,000

                         o Additional minimum:          $1,000
                                                        $100 monthly and $300 quarterly under our automatic
                                                        investment program (NQ contracts)
                         ------------------------------------------------------------------------------------------------
                         Maximum contribution limitations may apply.
-------------------------------------------------------------------------------------------------------------------------
CREDIT                   We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The amount of the credit is equal to 4% of each contribution. The credit is subject to recovery by us in certain limited circumstances.
-------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY     o Lump sum withdrawals

                         o Several withdrawal options on a periodic basis

                         o Contract surrender

                         You may incur a withdrawal charge for certain withdrawals or if you surrender your contract.
                         You may also incur income tax and a tax penalty.
------------------------------------------------------------------------------------------------------------------------
PAYOUT ALTERNATIVES      o Annuity payout options

                         o Income Manager(Reg. TM) payout options
------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES      o Dollar cost averaging

                         o Automatic investment program

                         o Account value rebalancing (quarterly, semiannually, and annually)

                         o Unlimited free transfers

                         o Waiver of withdrawal charge for disability, terminal illness, or confinement to a nursing home
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         EQUITABLE ACCUMULATOR PLUS AT GLANCE -- KEY FEATURES  9
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


FEES AND CHARGES         o Daily charges on amounts invested in variable
                           investment options for mortality and expense risks, administrative, and distribution charges at an annual rate of 1.60%.

                         o No sales charge deducted at the time you make
                           contributions and no annual contract fee.

                         o During the first nine contract years following a
                           contribution, a charge will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value on the most recent contract date anniversary to calculate the 15% amount available. The charge is 8% in each of the first two contract years following a contribution. It declines each year beginning in the third contract year to 1% in the ninth contract year. There is no withdrawal charge in the tenth and later contract years following a contribution.

                           -----------------------------------------------------
                           The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." The "contract date" is the effective date of a contract. This usually is the business day we receive your initial contribution. Your contract date will be shown in your contract.
                           -----------------------------------------------------

                         o We deduct a charge for taxes such as premium taxes
                           that may be imposed in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                         o We generally deduct a $350 annuity administrative fee
                           from amounts applied to purchase certain life annuity payout options.

                         o Annual expenses of The Hudson River Trust and EQ
                           Advisors Trust Portfolios are calculated as a percentage of the average daily net assets invested in each Portfolio. These expenses include management and advisory fees ranging from 0.25% to 1.15% annually, 12b-1 fees of 0.25% and other expenses.
--------------------------------------------------------------------------------
ANNUITANT ISSUE AGES     NQ: 0-80
                         Rollover IRA and Roth Conversion
                         IRA: 20-78
                         QP: 20-70
--------------------------------------------------------------------------------

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your Equitable associate, or call us, if you have any questions.

--------------------------------------------------------------------------------
10  FEE TABLE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the Portfolios that you will bear indirectly. Charges for taxes, such as premium taxes, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described under "Charges and expenses" later in this prospectus. For a complete description of Portfolio charges and expenses, please see the attached prospectuses for The Hudson River Trust and EQ Advisors Trust.

--------------------------------------------------------------------------------
  CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS
  AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------
  Mortality and expense risks(1)                                      1.10%
  Administrative(2)                                                   0.25%
  Distribution                                                        0.25%
                                                                      -----

  Total annual expenses                                               1.60%
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
  CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
  TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
  WITHDRAWAL CHARGE AS A PERCENTAGE OF CONTRIBUTIONS (deducted if you                      Contract year
  surrender your contract or make certain withdrawals. The withdrawal charge                     1................   8.00%
  percentage we use is determined by the contract year in which you make the                     2................   8.00%
  withdrawal or surrender your contract. For each contribution, we consider the                  3................   7.00%
  contract year in which we receive that contribution to be "contract year 1")(3)                4................   6.00%
                                                                                                 5................   5.00%
                                                                                                 6................   4.00%
                                                                                                 7................   3.00%
                                                                                                 8................   2.00%
                                                                                                 9................   1.00%
                                                                                                 10+..............   0.00%

----------------------------------------------------------------------------------------------------------------------------
THE HUDSON RIVER TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              TOTAL
                                                                                                             ANNUAL
                                               INVESTMENT                                                   EXPENSES
                                             MANAGEMENT &                                  OTHER        (AFTER EXPENSE
                                            ADVISORY FEES          12B-1 FEES(4)          EXPENSES     LIMITATION)(4)(5)
----------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                        0.54%                  0.25%              0.03%               0.82%
Alliance Common Stock                            0.36%                  0.25%              0.03%               0.64%
Alliance Conservative Investors                  0.48%                  0.25%              0.05%               0.78%
Alliance Global                                  0.64%                  0.25%              0.07%               0.96%
Alliance Growth & Income                         0.55%                  0.25%              0.03%               0.83%
Alliance Growth Investors                        0.51%                  0.25%              0.04%               0.80%
Alliance High Yield                              0.60%                  0.25%              0.03%               0.88%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEE TABLE  11
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                              TOTAL
                                                                                                             ANNUAL
                                              INVESTMENT                                                    EXPENSES
                                             MANAGEMENT &                                 OTHER          (AFTER EXPENSE
                                            ADVISORY FEES          12B-1 FEES(4)        EXPENSES        LIMITATION)(4)(5)
-----------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
   Securities                                    0.50%                  0.25%              0.05%               0.80%
Alliance International                           0.90%                  0.25%              0.16%               1.31%
Alliance Money Market                            0.35%                  0.25%              0.02%               0.62%
Alliance Small Cap Growth                        0.90%                  0.24%              0.06%               1.20%
-----------------------------------------------------------------------------------------------------------------------------

EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                TOTAL
                                                                                            OTHER              ANNUAL
                                              INVESTMENT                                 EXPENSES             EXPENSES
                                             MANAGEMENT &                              (AFTER EXPENSE       (AFTER EXPENSE
                                            ADVISORY FEES         12B-1 FEES(4)        LIMITATION)(6)       LIMITATION)(6)
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       0.90%                0.25%                  0.00%               1.15%
BT Equity 500 Index                              0.25%                0.25%                  0.05%               0.55%
BT International Equity Index                    0.35%                0.25%                  0.40%               1.00%
BT Small Company Index                           0.25%                0.25%                  0.25%               0.75%
Capital Guardian Research                        0.65%                0.25%                  0.05%               0.95%
Capital Guardian U.S. Equity                     0.65%                0.25%                  0.05%               0.95%
EQ/Evergreen                                     0.75%                0.25%                  0.05%               1.05%
EQ/Evergreen Foundation                          0.63%                0.25%                  0.07%               0.95%
MFS Emerging Growth Companies                    0.55%                0.25%                  0.05%               0.85%
MFS Growth with Income                           0.55%                0.25%                  0.05%               0.85%
MFS Research                                     0.55%                0.25%                  0.05%               0.85%
Merrill Lynch Basic Value Equity                 0.55%                0.25%                  0.05%               0.85%
Merrill Lynch World Strategy                     0.70%                0.25%                  0.25%               1.20%
Morgan Stanley Emerging Markets
   Equity                                        1.15%                0.25%                  0.35%               1.75%
T. Rowe Price Equity Income                      0.55%                0.25%                  0.05%               0.85%
T. Rowe Price International Stock                0.75%                0.25%                  0.20%               1.20%
Warburg Pincus Small Company
   Value                                         0.65%                0.25%                  0.10%               1.00%
-----------------------------------------------------------------------------------------------------------------------------

-------------
Notes:

(1) A portion of this charge is for providing the guaranteed minimum death benefit.

(2) We reserve the right to increase this charge to a maximum annual rate of 0.35%.

(3) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount and upon surrender of a contract.

(4) Portfolio shares are all subject to fees imposed under distribution plans (the "Rule 12b-1 Plans") adopted by The Hudson River Trust and EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The

--------------------------------------------------------------------------------
12  FEE TABLE
--------------------------------------------------------------------------------


    12b-1 fee will not be increased for the life of the contracts. The Rule 12b-1 Plan for the Alliance Small Cap Growth Portfolio provides that EQ Financial Consultants, Inc. ("EQF"), EQ Advisors Trust's manager, will receive an annual fee not to exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in the ratio of expenses to average daily net assets attributable to Class IB shares equaling 1.20%. Absent the expense limitation, the total annual expenses for 1998 for the Alliance Small Cap Growth Portfolio would have been 1.21%.

(5) The fees and expenses shown for all Portfolios are for the year ended December 31, 1998. The investment management and advisory fees for each Portfolio of The Hudson River Trust may vary from year to year depending upon the average daily net assets of the respective Portfolio. The maximum investment management and advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. See the prospectus for The Hudson River Trust. The other direct operating expenses will also fluctuate from year to year depending on actual expenses.

(6) The investment management and advisory fees for each Portfolio of EQ Advisors Trust cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. However, EQF has entered into an expense limitation agreement with respect to each Portfolio. Under this agreement, EQF has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses, and 12b-1 fees) are limited for the average daily net assets of each Portfolio as follows: 0.90% for EQ/Alliance Premier Growth; 0.30% for BT Equity 500 Index; 0.75% for BT International Equity Index; 0.50% for BT Small Company Index; 0.70% for Capital Guardian Research and Capital Guardian U.S. Equity; 0.80% for EQ/Evergreen; 0.70% for EQ/Evergreen Foundation; 0.60% for MFS Emerging Growth Companies, MFS Growth with Income, MFS Research, and Merrill Lynch Basic Value Equity; 0.95% for Merrill Lynch World Strategy; 1.50% for Morgan Stanley Emerging Markets Equity; 0.60% for T. Rowe Price Equity Income; 0.95% for T. Rowe Price International Stock; and 0.75% for Warburg Pincus Small Company Value. The expenses shown for the BT International Equity Index and BT Small Company Index Portfolios reflect an increase effective on May 1, 1999.

    Absent the expense limitation, the "Other Expenses" for 1998 on an annualized basis for each of the Portfolios would have been as follows:
    0.33% for BT Equity 500 Index; 0.89% for BT International Equity Index; 1.31% for BT Small Company Index; 0.24% for MFS Emerging Growth Companies; 0.25% for MFS Research; 0.26% for Merrill Lynch Basic Value Equity; 0.66% for Merrill Lynch World Strategy; 1.23% for Morgan Stanley Emerging Markets Equity; 0.24% for T. Rowe Price Equity Income; 0.40% for T. Rowe Price International Stock; and 0.27% for Warburg Pincus Small Company Value. For the following Portfolios, the "Other Expenses" for 1999, absent the expense limitation, are estimated to be as follows: 0.74% for EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity; 0.76% for EQ/Evergreen; 0.86% for EQ/Evergreen Foundation; 0.59% for MFS Growth with Income. Initial seed capital was invested on December 31, 1998 for the EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income Portfolios. The EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity Portfolios commenced operations on May 1, 1999.

    Each Portfolio may at a later date make a reimbursement to EQF for any of the management fees waived or limited and other expenses assumed and paid by EQF pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectus for EQ Advisors Trust.

--------------------------------------------------------------------------------
                                                                   FEE TABLE  13
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

EXAMPLES

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution plus a $40 credit is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1)

The examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

------------------------------------------------------------------------------------------------------------------------------------
                                                   IF YOU SURRENDER YOUR CONTRACT              IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                  AT THE END OF EACH PERIOD SHOWN,                AT THE END OF EACH PERIOD SHOWN,
                                                      THE EXPENSES WOULD BE:                           THE EXPENSES WOULD BE:
                                               --------------------------------------          -------------------------------------
                                               1 YEAR    3 YEARS   5 YEARS   10 YEARS          1 YEAR   3 YEARS  5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
THE HUDSON RIVER TRUST OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                      $105.52   $148.49   $184.16   $286.04           $25.52   $78.49   $134.16   $286.04
Alliance Common Stock                          $103.66   $142.91   $174.84   $267.39           $23.66   $72.91   $124.84   $267.39
Alliance Conservative Investors                $105.10   $147.24   $182.09   $281.93           $25.10   $77.24   $132.09   $281.93
Alliance Global                                $106.96   $152.82   $191.36   $300.33           $26.96   $82.82   $141.36   $300.33
Alliance Growth & Income                       $105.62   $148.80   $184.67   $287.06           $25.62   $78.80   $134.67   $287.06
Alliance Growth Investors                      $105.31   $147.87   $183.12   $283.98           $25.31   $77.87   $133.12   $283.98
Alliance High Yield                            $106.14   $150.35   $187.26   $292.20           $26.14   $80.35   $137.26   $292.20
Alliance Intermediate Government Securities    $105.31   $147.87   $183.12   $283.98           $25.31   $77.87   $133.12   $283.98
Alliance International                         $110.57   $163.59   $209.19   $335.22           $30.57   $93.59   $159.19   $335.22
Alliance Money Market                          $103.45   $142.28   $173.79   $265.29           $23.45   $72.28   $123.79   $265.29
Alliance Small Cap Growth                      $109.44   $160.22   $203.63   $324.39           $29.44   $90.22   $153.63   $324.39
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                     $108.92   $158.67        --        --           $28.92   $88.67        --        --
BT Equity 500 Index                            $102.73   $140.10   $170.14   $257.93           $22.73   $70.10   $120.14   $257.93
BT International Equity Index                  $107.37   $154.05   $193.41   $304.38           $27.37   $84.05   $143.41   $304.38
BT Small Company Index                         $104.79   $146.31   $180.53   $278.81           $24.79   $76.31   $130.53   $278.81
Capital Guardian Research                      $106.86   $152.51        --        --           $26.86   $82.51        --        --
Capital Guardian U.S. Equity                   $106.86   $152.51        --        --           $26.86   $82.51        --        --
EQ/Evergreen                                   $107.89   $155.60        --        --           $27.89   $85.60        --        --
EQ/Evergreen Foundation                        $106.86   $152.51        --        --           $26.86   $82.51        --        --
MFS Emerging Growth Companies                  $105.83   $149.42   $185.71   $289.13           $25.83   $79.42   $135.71   $289.13
MFS Growth with Income                         $105.83   $149.42        --        --           $25.83   $79.42        --        --
MFS Research                                   $105.83   $149.42   $185.71   $289.13           $25.83   $79.42   $135.71   $289.13
Merrill Lynch Basic Value Equity               $105.83   $149.42   $185.71   $289.13           $25.83   $79.42   $135.71   $289.13
Merrill Lynch World Strategy                   $109.44   $160.22   $203.63   $324.39           $29.44   $90.22   $153.63   $324.39
Morgan Stanley Emerging Markets Equity         $115.11   $177.02   $231.25   $377.46           $35.11  $107.02   $181.25   $377.46
T. Rowe Price Equity Income                    $105.83   $149.42   $185.71   $289.13           $25.83   $79.42   $135.71   $289.13
T. Rowe Price International Stock              $109.44   $160.22   $203.63   $324.39           $29.44   $90.22   $153.63   $324.39
Warburg Pincus Small Company Value             $107.37   $154.05   $193.41   $304.38           $27.37   $84.05   $143.41   $304.38
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14  FEE TABLE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


(1) The amount accumulated from the $1,000 contribution plus the $40 credit could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."

IF YOU ELECT AN ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a life annuity payout option, the expenses shown in the examples for "if you do not surrender you contract" would, in each case, be increased by $4.43 based on the average amount applied to annuity payout options in 1998. See "Annuity administrative fee" under "Charges and expenses."

--------------------------------------------------------------------------------
                                              CONTRACT FEATURES AND BENEFITS  15
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us we call "contributions." We require a minimum initial contribution of $25,000 for you to purchase a contract. You may make additional contributions of at least $1,000 each, subject to limitations noted below. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                     AVAILABLE
  CONTRACT           FOR ANNUITANT                                                  LIMITATIONS ON
  TYPE               ISSUE AGES          SOURCE OF CONTRIBUTIONS                    CONTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
  NQ                 0 through 80        o After-tax money.                         o No additional contributions after
                                                                                      age 81.
                                         o Paid to us by check or transfer of
                                           contract value in a tax-deferred
                                           exchange under Section 1035 of the
                                           Internal Revenue Code.
----------------------------------------------------------------------------------------------------------------------------
  Rollover IRA       20 through 78       o Rollovers from a qualified plan.         o No additional rollover or direct
                                                                                      transfer contributions after age 79.
                                         o Rollovers from a Tax-Sheltered
                                           Annuity ("TSA").
                                                                                    o Contributions after age 70 1/2
                                         o Rollovers from another                     must be net of required
                                           traditional individual retirement          minimum distributions.
                                           arrangement.
                                                                                    o Regular IRA contributions are
                                         o Direct custodian-to-custodian              not permitted.
                                           transfers from another
                                           traditional individual retirement
                                           arrangement.
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16  CONTRACT FEATURES AND BENEFITS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                   AVAILABLE
  CONTRACT         FOR ANNUITANT                                                    LIMITATIONS ON
  TYPE             ISSUE AGES           SOURCE OF CONTRIBUTIONS                     CONTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
  Roth             20 through 78        o Rollovers from another Roth               o No additional rollover or direct
  Conversion                              IRA.                                        transfer contributions after
  IRA                                                                                 age 79.
                                        o Conversion rollovers from a
                                          traditional IRA.                          o Conversion rollovers after
                                                                                      age 70 1/2 must be net of
                                        o Direct transfers from another               required minimum distributions
                                          Roth IRA.                                   for the traditional IRA you are
                                                                                      rolling over.

                                                                                    o You cannot roll over funds from
                                                                                      a traditional IRA if your adjusted
                                                                                      gross income is $100,000 or
                                                                                      more.
                                                                                    o Regular after-tax contributions
                                                                                      are not permitted.
----------------------------------------------------------------------------------------------------------------------------
  QP               20 through 70      o Only transfer contributions from            o Regular ongoing payroll
                                        an existing qualified plan trust              contributions are not permitted.
                                        as a change of investment                   o Only one additional contribution
                                        vehicle under the plan.                       may be made during a contract
                                      o The plan must be qualified                    year.
                                        under Section 401(a) of the                 o No additional transfer
                                        Internal Revenue Code.                        contributions after age 71.
                                      o For 401(k) plans, transferred               o For defined benefit plans,
                                        contributions may only include                employee contributions are not
                                        employee pre-tax contributions.               permitted.
----------------------------------------------------------------------------------------------------------------------------

See "Tax information" for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all Equitable Accumulator contracts with the same annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" under "More information" later in this prospectus.

--------------------------------------------------------------------------------
                                              CONTRACT FEATURES AND BENEFITS  17
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under Rollover IRA and Roth Conversion IRA contracts, the owner and annuitant must be the same person.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix I for more information on QP contracts.

--------------------------------------------------------------------------------
A participant is an individual who is currently, or was formerly, participating in an eligible employer's QP plan.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made under our automatic investment program. This method of payment is discussed in detail under "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the Equitable associate submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is any day the New York Stock Exchange is open for trading.
--------------------------------------------------------------------------------

SECTION 1035 EXCHANGES

You may apply the value of an existing nonqualified deferred annuity contract (or life insurance or endowment contract) to purchase an Equitable Accumulator Plus NQ contract in a tax-free exchange if you follow certain procedures as shown in the form that we require you to use. Also see "Tax information" later in this prospectus.

WHAT ARE YOUR VARIABLE INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment results in any one of the 28 variable investment options will depend on the investment performance of the underlying Portfolios. Listed below are the currently available Portfolios, their investment objectives, and their advisers.

-------------------------------------------------------------------------------
You can choose from among 28 variable investment options.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18  CONTRACT FEATURES AND BENEFITS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIOS OF THE HUDSON RIVER TRUST
----------------------------------------------------------------------------------------------------------------------------
  PORTFOLIO NAME                     OBJECTIVE                                            ADVISER
----------------------------------------------------------------------------------------------------------------------------
  Alliance Aggressive Stock          Long-term growth of capital                          Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------------
  Alliance Common Stock              Long-term growth of capital and increasing           Alliance Capital Management L.P.
                                     income
----------------------------------------------------------------------------------------------------------------------------
  Alliance Conservative Investors    High total return without, in the adviser's          Alliance Capital Management L.P.
                                     opinion, undue risk to principal
----------------------------------------------------------------------------------------------------------------------------
  Alliance Global                    Long-term growth of capital                          Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------------
  Alliance Growth & Income           High total return through a combination of           Alliance Capital Management L.P.
                                     current income and capital appreciation
----------------------------------------------------------------------------------------------------------------------------
  Alliance Growth Investors          High total return consistent with the adviser's      Alliance Capital Management L.P.
                                     determination of reasonable risk
----------------------------------------------------------------------------------------------------------------------------
  Alliance High Yield                High return by maximizing current income and,        Alliance Capital Management L.P.
                                     to the extent consistent with that objective,
                                     capital appreciation
----------------------------------------------------------------------------------------------------------------------------
  Alliance Intermediate              High current income consistent with relative         Alliance Capital Management L.P.
   Government Securities             stability of principal
----------------------------------------------------------------------------------------------------------------------------
  Alliance International             Long-term growth of capital                          Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------------
  Alliance Money Market              High level of current income while preserving        Alliance Capital Management L.P.
                                     assets and maintaining liquidity
----------------------------------------------------------------------------------------------------------------------------
  Alliance Small Cap Growth          Long-term growth of capital                          Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PORTFOLIOS OF EQ ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------
  PORTFOLIO NAME                     OBJECTIVE                                            ADVISER
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth           Long-term growth of capital                          Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                  Replicate as closely as possible (before deduction   Bankers Trust Company
                                     of Portfolio expenses) the total return of the
                                     Standard & Poor's 500 Composite Stock Price
                                     Index
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              CONTRACT FEATURES AND BENEFITS  19
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
PORTFOLIOS OF EQ ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                     OBJECTIVE                                         ADVISER
----------------------------------------------------------------------------------------------------------------------------
BT International Equity Index      Replicate as closely as possible (before deduction  Bankers Trust Company of Portfolio expenses) the total return of the
                                   Morgan Stanley Capital International Europe,
                                   Australia, Far East Index
-------------------------------------------------------------------------------------------------------------------------------
BT Small Company Index             Replicate as closely as possible (before reduction  Bankers Trust Company of Portfolio expenses) the total return of the
                                   Russell 2000 Index
-------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Research          Long-term growth of capital                         Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity       Long-term growth of capital                         Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                       Capital appreciation                                Evergreen Asset Management Corp.
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation            In order of priority, reasonable income,            Evergreen Asset Management Corp.
                                   conservation of capital, and capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                Long-term capital growth                            Massachusetts Financial Services Company
  Companies
-------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income             Reasonable current income and long-term             Massachusetts Financial Services Company
                                   growth of capital and income
-------------------------------------------------------------------------------------------------------------------------------
MFS Research                       Long-term growth of capital and future income       Massachusetts Financial Services Company
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity   Capital appreciation and secondarily, income        Merrill Lynch Asset Management, L.P.
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy       High total investment return                        Merrill Lynch Asset Management, L.P.
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging            Long-term capital appreciation                      Morgan Stanley Asset Management
  Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income        Substantial dividend income and also capital        T. Rowe Price Associates, Inc.
                                   appreciation
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock  Long-term growth of capital                         Rowe Price-Fleming International, Inc.
-------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company       Long-term capital appreciation                      Warburg Pincus Asset Management, Inc.
  Value
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20  CONTRACT FEATURES AND BENEFITS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


Other important information about the Portfolios is included in the separate prospectuses for The Hudson River Trust and EQ Advisors Trust attached at the end of this prospectus.

See "Proposed substitution of Portfolios" under "More information" for information regarding the proposed substitution of newly created Portfolios of EQ Advisors Trust for the Portfolios of The Hudson River Trust currently available under the variable investment options.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all, of the variable investment options. Allocations must be in whole percentages and you may change your allocations at any time. However, the total of your allocations must equal 100%. Once contributions are allocated to the variable investment options they become part of your account value. We discuss account value under "Determining your contract's value."

CREDITS

A credit will also be allocated to your account value at the same time that we allocate your contribution. The amount of the credit is equal to 4% of the amount of each contribution. Credits are allocated to the same variable investment options based on the same percentages used to allocate your contributions.

We will recover the amount of the credit if you exercise your right to cancel the contract. See "Your right to cancel within a certain number of days" below. Also, if you start receiving annuity payments within three years of making any additional contribution, we will recover the amount of the credit that applies to that contribution.

We do not consider credits to be contributions for purposes of any discussion in this prospectus. Credits are also not considered to be your investment in the contract for tax purposes.

GUARANTEED MINIMUM DEATH BENEFIT

Applicable for annuitant ages 0 through 79 at issue of NQ contracts; 20 through 78 at issue of Rollover IRA and Roth Conversion IRA contracts; and 20 through 70 at issue of QP contracts.

You may elect either the "5% roll up to age 80" or the "annual ratchet to age 80" guaranteed minimum death benefit when you apply for a contract. Once you have made your election, you may not change it.

5% ROLL UP TO AGE 80. On the contract date, the guaranteed minimum death benefit equals your initial contribution plus the credit. Thereafter, the guaranteed minimum death benefit will be credited with interest each day through the annuitant's age 80. The effective annual interest rate is 5% except for amounts invested in the Alliance Money Market option and Alliance Intermediate Government Securities option. Amounts in the Alliance Money Market option and Alliance Intermediate Government Securities option will be credited with interest at a 3% effective annual rate. No interest is credited after the annuitant is age 80.

If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the additional contribution plus the amount of the credit on the date the contribution is allocated to your variable investment options. If you take a withdrawal from your contract, we will adjust your guaranteed minimum death benefit for the withdrawal on the date you take the withdrawal.

--------------------------------------------------------------------------------
                                              CONTRACT FEATURES AND BENEFITS  21
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


The 5% roll up to age 80 guaranteed minimum death benefit is not available in New York.

ANNUAL RATCHET TO AGE 80. On the contract date, your guaranteed minimum death benefit equals your initial contribution plus the credit. Then, on each contract date anniversary, we will determine your guaranteed minimum death benefit by comparing your current guaranteed minimum death benefit to your account value on that contract date anniversary. If your account value is higher than your guaranteed minimum death benefit, we will increase your guaranteed minimum death benefit to equal your account value. On the other hand, if your account value on the contract date anniversary is less than your guaranteed minimum death benefit, we will not adjust your guaranteed minimum death benefit either up or down.

If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the contribution plus the amount of the credit on the date the contribution is allocated to your variable investment options. If you take a withdrawal from your contract, we will adjust your guaranteed minimum death benefit on the date you take the withdrawal.

Applicable for an annuitant that is age 80 when the contract is issued.

On the contract date, your guaranteed minimum death benefit equals your initial contribution plus the credit. Thereafter, it will be increased by the dollar amount of any additional contributions. We will adjust your guaranteed minimum death benefit if you take any withdrawals.

--------------------------------------------------------------------------------

Please see "How withdrawals affect your guaranteed minimum death benefit" under "Accessing your money" for information on how withdrawals affect your guaranteed minimum death benefit.

See Appendix II for an example of how we calculate the guaranteed minimum death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our Processing Office within 10 days after you receive it. In some states, this "free look" period may be longer.

Generally, your refund will equal your account value under the contract and will reflect any investment gain or loss in the variable investment options that also reflect the daily charges we deduct through the date we receive your contract. Please note that you will forfeit the credit by exercising this right of cancellation. Some states require that we refund the full amount of your contribution (not reflecting any investment gain or loss). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our Processing Office, or your Equitable associate, can provide you with the cancellation instructions.

--------------------------------------------------------------------------------
22  DETERMINING YOUR CONTRACT'S VALUE
--------------------------------------------------------------------------------


2
DETERMINING YOUR CONTRACT'S VALUE

--------------------------------------------------------------------------------


YOUR ACCOUNT VALUE

Your "account value" is the total value you have in the variable investment options. This amount is subject to certain fees and charges discussed under "Charges and expenses."

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less any withdrawal charge that may apply if you surrender your contract. The 15% free withdrawal amount does not apply if you surrender your contract. Please see "Surrendering your contract to receive its cash value" under "Accessing your money."

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks, administrative, and distribution expenses. On any day, your value in any variable investment option equals the number of units credited to your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless you make additional contributions, make a withdrawal, or transfer amounts between variable investment options. In addition, when we deduct any withdrawal charge the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.

--------------------------------------------------------------------------------
TRANSFERRING YOUR MONEY AMONG THE VARIABLE INVESTMENT OPTIONS  23
--------------------------------------------------------------------------------


3
TRANSFERRING YOUR MONEY AMONG THE VARIABLE INVESTMENT OPTIONS


--------------------------------------------------------------------------------


TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options.

You may request a transfer in writing or by telephone using TOPS. You must send in all written transfer requests directly to our Processing Office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the variable investment options to and from which you are transferring.

We may, at any time, restrict the use of market timers and other agents acting under a power of attorney who are acting on behalf of more than one contract owner. Any agreements to use market timing services to make transfers are subject to our rules in effect at that time.

We will confirm all transfers in writing.

DOLLAR COST AVERAGING YOUR ACCOUNT VALUE

Dollar cost averaging allows you to gradually transfer amounts from the Alliance Money Market option to the other variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

If your value in the Alliance Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly, or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the Alliance Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the Alliance Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the Alliance Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

Dollar cost averaging may not be elected if you are participating in the rebalancing program.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis. Rebalancing will occur on the same day of the month as the contract date).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your Equitable associate or other financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the

--------------------------------------------------------------------------------
24  TRANSFERRING YOUR MONEY AMONG THE VARIABLE INVESTMENT OPTIONS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested and then cancel the rebalancing program.

You may not elect the rebalancing program if you are participating in the dollar cost averaging program.

--------------------------------------------------------------------------------
                                                        ACCESSING YOUR MONEY  25
--------------------------------------------------------------------------------


4
ACCESSING YOUR MONEY


--------------------------------------------------------------------------------


WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of withdrawals, see "Tax information."

--------------------------------------------------------------------------------
                              METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------
                                            SUBSTANTIALLY      MINIMUM
  CONTRACT         LUMP SUM   SYSTEMATIC       EQUAL         DISTRIBUTION
  NQ                 Yes         Yes           No                 No
  Rollover IRA       Yes         Yes           Yes                Yes
  Roth
    Conversion
    IRA              Yes         Yes           Yes                No
  QP                 Yes         No            No                 Yes
--------------------------------------------------------------------------------

LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time. The minimum amount you may withdraw is $1,000. If you request to withdraw more than 90% of a contract's current cash value we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below.

Lump sum withdrawals in excess of the 15% free withdrawal amount may be subject to a withdrawal charge.

SYSTEMATIC WITHDRAWALS
(NQ, Rollover IRA, and Roth Conversion IRA contracts only)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value.

You may take systematic withdrawals on a monthly, quarterly, or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly, and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own a Rollover IRA or Roth Conversion IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA and Roth Conversion IRA contracts only)

The substantially equal withdrawals option allows you to receive distributions from your account value without triggering the 10% additional federal tax penalty, which normally applies to distributions made before age 59 1/2. See "Tax information." Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until the later of age 59 1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on those withdrawals.

You may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later

--------------------------------------------------------------------------------
26  ACCESSING YOUR MONEY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals based on the method you choose from the choices we offer. The payments will be made monthly, quarterly, or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals are not subject to a withdrawal charge.

MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA and QP contracts only - See "Tax information")

We offer the minimum distribution withdrawal option to help you meet required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70 1/2. The minimum amount we will pay out is $250. You may elect the method you want us to use to calculate your minimum distribution withdrawals from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually.

We do not impose a withdrawal charge on minimum distribution withdrawals except if when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.

We will calculate your annual payment based on your account value at the end of the prior calendar year based on the method you choose.

--------------------------------------------------------------------------------
For Rollover IRA and QP contracts, we will send a form outlining the distribution options available before you reach age 70 1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed minimum death benefit on either a dollar-for-dollar basis or on a pro rata basis as explained below:

5% roll up to age 80 - If you elect the 5% roll up to age 80 guaranteed minimum death benefit, your current guaranteed minimum death benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 5% or less of the guaranteed minimum death benefit on the most recent contract date anniversary. Once you take a withdrawal that causes the sum of your withdrawals in a contract year to exceed 5% of the guaranteed minimum death benefit on the most recent contract date anniversary, that withdrawal and any subsequent withdrawals in that same contract year will reduce your current guaranteed minimum death benefit on a pro rata basis.

Annual ratchet to age 80 - If you elect the annual ratchet to age 80 guaranteed minimum death benefit, each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.

Annuitant issue age 80 - If your contract was issued when the annuitant was age 80, each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.

                             --------------------

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is

--------------------------------------------------------------------------------
                                                        ACCESSING YOUR MONEY  27
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


$30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new guaranteed minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your guaranteed minimum death benefit.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our Processing Office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Choosing your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information."

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.

CHOOSING YOUR ANNUITY PAYOUT OPTIONS

Equitable Accumulator Plus offers you several choices for receiving retirement income. Each choice enables you to receive fixed or, in some cases, variable annuity payments.

You can choose from among the six different annuity payout options listed below. Restrictions apply, depending on the type of contract you own.

--------------------------------------------------------------------------------
Annuity payout options                    Life annuity
                                          Life annuity - period
                                             certain
                                          Life annuity - refund
                                             certain
                                          Period certain annuity
--------------------------------------------------------------------------------
Income Manager payout                     Life annuity with a period
   options                                   certain
                                          Period certain annuity
--------------------------------------------------------------------------------

ANNUITY PAYOUT OPTIONS

You can choose from among the following annuity payout options:


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the

--------------------------------------------------------------------------------
28  ACCESSING YOUR MONEY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity - period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. A life annuity with a period certain of 10 years is the normal form of annuity under the contracts. The period certain cannot extend beyond the annuitant's life expectancy.

o Life annuity - refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

All of the above payout options are available as fixed annuities. With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.

The life annuity, life annuity - period certain, and life annuity - refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor.

The following annuity payout options are available as variable annuities:

o Life annuity (except in New York)

o Life annuity - period certain

o Joint and survivor life annuity (100% to survivor)

o Joint and survivor life period certain annuity (100% to survivor)

Variable annuities may be funded through your choice of variable investment options investing in Portfolios of The Hudson River Trust. On or about October 1, 1999, these Portfolios will become Portfolios of EQ Advisors Trust. See "Proposed substitution of Portfolios" under "About The Hudson River Trust and EQ Advisors Trust" later in this prospectus. The contract also offers a fixed annuity payout option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate. Please see "Annuity Unit Values" in the SAI.

We may offer other payout options not outlined here. Your Equitable associate can provide details.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin.

For NQ, Rollover IRA, and Roth Conversion IRA contracts, unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. The only payout options available under QP contracts are the life annuity 10 year period certain and the joint and survivor life annuity 10 year period certain. You choose whether these payments will be either fixed or variable.

You can choose the date annuity payments begin but it may not be earlier than five years from the contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.

--------------------------------------------------------------------------------
                                                        ACCESSING YOUR MONEY  29
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


If you elect to start receiving annuity payments within three years of making an additional contribution, we will recover the amount of any credit that applies to that contribution.

Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made other than transfers (if permitted in the future) among the variable investment options if a variable annuity is selected.

The amount of the annuity payments will depend on:

(1)  the amount applied to purchase the annuity;

(2) the type of annuity chosen, and whether it is fixed or variable. If you choose a variable annuity, we will use an assumed base rate of either 5% or 3 1/2% to calculate the level of payments. We provide information about the assumed base rate in the SAI;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)  in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

INCOME MANAGER PAYOUT OPTIONS

For NQ and IRA contracts, two Income Manager payout options are also available. These are the Income Manager (life annuity with a period certain) and the Income Manager (period certain).

For QP contracts, the Income Manager payout options are available only after the trustee of the qualified plan directly rolls over the QP contract to a Rollover IRA contract. In this process the ownership of the QP contract is changed to the annuitant. The rollover to a Rollover IRA contract and the change of ownership may only occur when the annuitant will no longer be a participant in the qualified plan.

The Income Manager (life annuity with a period certain) provides guaranteed payments for the annuitant's life or for the annuitant's life and the life of a joint annuitant. The Income Manager (period certain) provides payments for a specified period. The contract owner and annuitant must meet the issue age and payment requirements. Both Income Manager annuities provide guaranteed level payments (NQ and IRA contracts). The Income Manager (life annuity with a period certain) also provides guaranteed increasing payments (NQ contracts only).

If you apply only part of the account value of your contract to either of the Income Manager payout annuities we will consider it a withdrawal and may deduct a withdrawal charge. We will not deduct a withdrawal charge if you apply all of your account value at a time when the dollar amount of the withdrawal charge is greater than 2% of remaining contributions (after withdrawals). However, a new withdrawal charge schedule will apply under the Income Manager annuity. For purposes of the withdrawal charge schedule, the year in which your account value is applied under the Income Manager annuity will be "contract year 1." In addition, we will not deduct a withdrawal charge if you apply all of your account value from your Equitable Accumulator Plus contract when the dollar amount of the withdrawal charge under such contract is 2% or less. This means that no withdrawal charge schedule will apply under the Income Manager payout annuity contract.

You should consider the timing of your purchase as it relates to the potential for withdrawal charges under the Income Manager annuity. No additional contributions will be permitted under an Income Manager (life annuity with a period certain).

--------------------------------------------------------------------------------
30  ACCESSING YOUR MONEY
--------------------------------------------------------------------------------

You also may apply your account value to an Income Manager (period certain) annuity once withdrawal charges are no longer in effect under your contract. No withdrawal charges will apply under that Income Manager annuity.

The Income Manager annuities are described in a separate prospectus. Copies of the most current version are available from your Equitable associate. To purchase an Income Manager annuity we also require the return of your contract. We will issue an Income Manager annuity to put one of the payout annuities into effect. Depending upon your circumstances, this may be done on a tax-free basis. Please consult your tax adviser.

--------------------------------------------------------------------------------
                                                        CHARGES AND EXPENSES  31
--------------------------------------------------------------------------------


5
CHARGES AND EXPENSES


--------------------------------------------------------------------------------


CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o At the time you make certain withdrawals or surrender your contract - a withdrawal charge.

o At the time annuity payments are to begin charges for state premium and other taxes. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your Equitable associate for more information.

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. We reserve the right under the contracts to increase this charge to an annual rate of 0.35%.

DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.

WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value.

The withdrawal charge equals a percentage of the contributions withdrawn. We do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------
32  CHARGES AND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  CONTRACT YEAR
--------------------------------------------------------------------------------
                        1     2     3     4     5     6     7     8     9    10+
--------------------------------------------------------------------------------
Percentage of
   contribution         8%    8%    7%    6%    5%    4%    3%    2%    1%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information."

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the charge in proportion to the amount of the withdrawal subtracted from each variable investment option. The withdrawal charge helps cover our sales expenses.

The withdrawal charge does not apply in the circumstances described below.

15% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value on the most recent contract date anniversary, minus any other withdrawals made during the contract year. The 15% free withdrawal amount does not apply if you surrender your contract.

MINIMUM DISTRIBUTIONS. The withdrawal charge does not apply to withdrawals taken under our minimum distribution withdrawal option. However, those withdrawals are counted towards the 15% free withdrawal amount if you also make a lump sum withdrawal in any contract year.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

o We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

o The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

  - its main function is to provide skilled, intermediate, or custodial nursing care;

  - it provides continuous room and board to three or more persons;

  - it is supervised by a registered nurse or licensed practical nurse;

  - it keeps daily medical records of each patient;

  - it controls and records all medications dispensed; and

  - its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the disability is caused by a preexisting condition or a condition that began within 12 months of the contract date. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your Equitable associate can provide more information or you may contact our Processing Office.

--------------------------------------------------------------------------------
                                                        CHARGES AND EXPENSES  33
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge for applicable taxes such as premium taxes that may be imposed in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).

ANNUITY ADMINISTRATIVE FEE

We generally deduct a fee of up to $350 from the amount to be applied to purchase a life annuity payout option.

CHARGES THAT THE TRUSTS DEDUCT

The Hudson River Trust and EQ Advisors Trust each deducts charges for the following types of fees and expenses:

o  Investment advisory fees ranging from 0.25% to 1.15%.

o  12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o  Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for The Hudson River Trust and EQ Advisors Trust following this prospectus.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the guaranteed minimum death benefit or offer variable investment options that invest in shares of The Hudson River Trust or EQ Advisors Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

--------------------------------------------------------------------------------
34  PAYMENT OF DEATH BENEFIT
--------------------------------------------------------------------------------

6
PAYMENT OF DEATH BENEFIT
--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our Processing Office. We are not responsible for any beneficiary change request that we do not receive. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the trustee.

The death benefit is equal to your account value, or, if greater, the guaranteed minimum death benefit. We determine the amount of the death benefit as of the date we receive satisfactory proof of the annuitant's death and any required instructions for the method of payment.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a beneficiary who is the surviving spouse of the owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse can be a successor owner/annuitant.

For Rollover IRA contracts, a beneficiary who is not a surviving spouse may be able to have limited ownership as discussed under "Beneficiary continuation option for Rollover IRA contracts" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner can change after the original owner's death. When you are not the annuitant under an NQ contract and you die before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will automatically become the successor owner. If you do not want the beneficiary to be the successor owner, you should name a successor owner. You may name a successor owner at any time by sending satisfactory notice to our Processing Office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the beneficiary for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the designated beneficiary (new owner) by December 31st of the fifth calendar year after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin no later than December 31st following the calendar year of the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value on December 31st of the fifth calendar year following the year of your death (or the death of the first owner to die).

o If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Choosing your annuity

--------------------------------------------------------------------------------
                                                    PAYMENT OF DEATH BENEFIT  35
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.

If your surviving spouse decides to continue the contract, then on the contract date anniversary following your death, we will increase the account value to equal your current guaranteed minimum death benefit, if it is higher than the account value. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the contract date anniversary).

BENEFICIARY CONTINUATION OPTION FOR ROLLOVER IRA CONTRACTS

Upon your death under a Rollover IRA contract, a nonspouse beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of the death benefit being paid in a single sum.

If you die AFTER the "Required Beginning Date" (see "Tax information") for required minimum distributions, the contract will continue if:

(a) you were receiving minimum distribution withdrawals from this contract; and

(b) the pattern of minimum distribution withdrawals you chose was based in part on the life of the designated beneficiary.

The withdrawals will then continue to be paid to the beneficiary on the same basis as you chose before your death. We will be able to tell your beneficiary whether this option is available to them. You should contact our Processing Office for further information.

If you die BEFORE the Required Beginning Date (and therefore you were not taking minimum distribution withdrawals under the contract), the beneficiary may begin taking minimum distribution withdrawals under the contract. We will increase the account value to equal the death benefit if the death benefit is greater than the account value. That amount will be used to provide the withdrawals. These withdrawals will begin by December 31st of the calendar year following your death and will be based on the beneficiary's life expectancy. If there is more than one beneficiary, the shortest life expectancy is used.

The designated beneficiary must be a natural person and of legal age at the time of election. The beneficiary must elect this option within 30 days following the date we receive proof of your death. If no election is made within 30 days to:
(1) receive the death benefit, or (2) continue the contract and take annual withdrawals as described above, or (3) defer payment of the account value for up to five years, the death benefit will be paid to the beneficiary according to our standard procedures.

While the contract continues in your name, the beneficiary may make transfers among the variable investment options. However, additional contributions will not be permitted and the death benefit provisions will no longer be in effect. Although the only withdrawals that will be permitted are minimum distribution withdrawals, the beneficiary may choose at any time to withdraw all of the account value and no withdrawal charges will apply.

--------------------------------------------------------------------------------
36  TAX INFORMATION
--------------------------------------------------------------------------------

7
TAX INFORMATION
--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Equitable Accumulator Plus contracts owned by United States taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, Rollover IRA, Roth Conversion IRA, or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax, and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

If you are buying a contract to fund a retirement plan that already provides tax deferral under sections of the Internal Revenue Code (IRA and QP), you should do so for the contract's features and benefits other than tax deferral. In such situations, the tax deferral of the contract does not provide additional benefits.

TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS

You can make transfers among variable investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out

--------------------------------------------------------------------------------
                                                             TAX INFORMATION  37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your investment in the contract divided by the number of expected payments is your tax-free portion of each payment.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the Equitable Accumulator Plus NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis of the source contract carries over to the Equitable Accumulator Plus NQ contract.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" and "When an NQ contract owner dies before the annuitant" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary.

SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your

--------------------------------------------------------------------------------
38  TAX INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets for the benefit of the IRA owner. The assets can include mutual funds and certificates of deposit. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are several types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis;

o Roth IRAs, first available in 1998, funded on an after-tax basis; and

o SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.ustreas.gov).

Equitable Life designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA"). This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. Education IRAs are not discussed in this prospectus because they are not available in individual retirement annuity form.

The Equitable Accumulator Plus IRA contract has been approved by the IRS as to form for use as a traditional IRA. We have submitted the Roth IRA version for formal IRS approval. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the Equitable Accumulator Plus IRA contract.

CANCELLATION

You can cancel an Equitable Accumulator Plus IRA contract by following the directions under "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in the prospectus. You can cancel an Equitable Accumulator Plus Roth Conversion IRA contract issued as a result of a full conversion of an Equitable Accumulator Plus Rollover IRA contract by following the instructions in the request for full conversion form. The form is available from our Processing Office or your Equitable associate. If you cancel an IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:

o tax-free "rollover" contributions; or

--------------------------------------------------------------------------------
                                                             TAX INFORMATION  39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers"); or

o  regular contributions out of earned income or compensation.

We require that all of your contributions to the Equitable Accumulator Plus Rollover IRA contract must be either a rollover or a direct custodian-to-custodian transfer. See "Rollovers and transfers" below. Since we do not permit regular contributions under the Equitable Accumulator Plus Rollover IRA contract, we do not discuss them in great detail in this prospectus.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than $2,000; or

o regular contributions of more than earned income for the year, if that amount is under $2,000; or

o regular contributions to a traditional IRA made after you reach age 70 1/2; or

o rollover contributions of amounts which are not eligible to be rolled over. For example, after-tax contributions to a qualified plan or minimum distributions required to be made after age 70 1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from a qualified retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

ROLLOVERS AND TRANSFERS

Rollover contributions may be made to a traditional IRA from these sources:

o  qualified plans;

o  TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
   and

o  other traditional IRAs.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM QUALIFIED PLANS OR TSAS

There are two ways to do rollovers:

o  Do it yourself

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your qualified plan or TSA will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

--------------------------------------------------------------------------------
40  TAX INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

o  Direct rollover

   You tell your qualified plan trustee or TSA issuer/custodian/fiduciary to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA or qualified plan are eligible rollover distributions, unless the distribution is:

o   only after-tax contributions you made to the plan; or

o "required minimum distributions" after age 70 1/2 or separation from service; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o   a hardship withdrawal; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receives them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. You must keep permanent tax records of all of your nondeductible contributions to traditional IRAs. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

--------------------------------------------------------------------------------
                                                             TAX INFORMATION  41
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


In addition, a distribution is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA (see "Rollovers and transfers" above); or

o in certain limited circumstances, where the traditional IRA acts as a "conduit," you roll over the entire amount into a qualified plan or TSA that accepts rollover contributions. To get this conduit traditional IRA treatment:

     o the source of funds you used to establish the traditional IRA must have been a rollover contribution from a qualified plan; and

     o the entire amount received from the traditional IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received.

Similar rules apply in the case of a TSA.

However, you may lose conduit treatment, if you make an eligible rollover distribution contribution to a traditional IRA and you commingle this contribution with other contributions. In that case, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan or TSA at a future date. The Rollover IRA contract can be used as a conduit IRA if amounts are not commingled.

Distributions from a traditional IRA are not eligible for favorable five-year averaging (or, in some cases, ten-year averaging and long-term capital gain treatment) available to certain distributions from qualified plans.

REQUIRED MINIMUM DISTRIBUTIONS

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs beginning at age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age
70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

Account-based method. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a life expectancy factor from IRS tables. This gives you the required minimum distribution amount for that particular IRA for that year. The required minimum distribution amount will vary each year as the account value and your life expectancy factors change.

You have a choice of life expectancy factors, depending on whether you choose a method based only on your life expectancy, or the joint life expectancies of you and another individual. You can decide to "recalculate" your life expectancy every year by using your current life expectancy factor. You can decide instead to use the "term certain" method, where you reduce your life expectancy by one every year after the initial year. If your spouse is your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you can also annually recalculate your spouse's life expectancy if you want. If you choose someone who is not your spouse as your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you have to

--------------------------------------------------------------------------------
42  TAX INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

use the term certain method of calculating that person's life expectancy. If you pick a nonspouse designated beneficiary, you may also have to do another special calculation.

You can later apply your traditional IRA funds to a life annuity-based payout. You can only do this if you already chose to recalculate your life expectancy annually (and your spouse's life expectancy if you select a spousal joint annuity). For example, if you anticipate selecting any other form of life annuity payout after you are age 70 1/2, you must have elected to recalculate life expectancies.

Annuity-based method. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method and a different beneficiary for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? No, unless you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. Because the options we offer do not cover every option permitted under federal income tax rules, you may prefer to do your own required minimum distribution calculations for one or more of your traditional IRAs.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 70 1/2 is approaching. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? If you die after either (a) the start of annuity payments, or (b) your Required Beginning Date, your beneficiary must receive payment of the remaining values in the contract at least as rapidly as under the distribution method before your death. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2.

If you die before your Required Beginning Date and before annuity payments begin, federal income tax rules require complete distribution of your entire value in the contract within five years after your death. Payments to a designated beneficiary over the beneficiary's life or over a period certain that does not extend beyond the beneficiary's life expectancy are also permitted, if these payments start within one year of your death. A surviving spouse beneficiary can also (a) delay

--------------------------------------------------------------------------------
                                                             TAX INFORMATION  43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

starting any payments until you would have reached age 70 1/2 or (b) roll over your traditional IRA into his or her own traditional IRA.

SUCCESSOR ANNUITANT AND OWNER. If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% will apply if you have not reached age
59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

To meet this last exception, you could elect to apply your contract value to an Income Manager (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments under a method we select based on guidelines issued by the IRS (currently contained in IRS Notice 89-25, Question and Answer 12). Although substantially equal withdrawals and Income Manager payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" above. Once substantially equal withdrawals or Income Manager annuity payments begin, the distributions should not be stopped or changed until the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager payments for purposes of determining whether the penalty applies.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Equitable Accumulator Plus Roth Conversion IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A and 408(b) of the Internal Revenue Code.

--------------------------------------------------------------------------------
44  TAX INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o  tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers"); or

o  regular after-tax contributions out of earnings.

Since we only permit direct transfer and rollover contributions under the Equitable Accumulator Plus Roth Conversion IRA contract, we do not discuss regular after-tax contributions here. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? You may make rollover contributions to a Roth IRA from only two sources:

o  another Roth IRA ("tax-free rollover contribution"); or

o another traditional IRA, including a SEP-IRA or SIMPLE-IRA, in a taxable conversion rollover ("conversion contribution").

You may not make contributions to a Roth IRA from a qualified plan under Section 401(a) of the Internal Revenue Code, or a TSA under Section 403(b) of the Internal Revenue Code. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth
IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION CONTRIBUTIONS TO ROTH IRAS. In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax exempt. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

--------------------------------------------------------------------------------
                                                             TAX INFORMATION  45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59 1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your adjusted gross income exceeds $100,000. For this purpose, your adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age
70 1/2.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:

o  Rollover from a Roth IRA to another Roth IRA;

o  Direct transfer from a Roth IRA to another Roth IRA;

o  Qualified distribution from a Roth IRA; and

o  Return of excess contributions or amounts recharacterized to a traditional
   IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o  you reach age 59 1/2; or

o  you die; or

o  you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made). It is not possible to have a tax-free qualified distribution before the year 2003 because of the five-year aging requirement.

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet the qualifying event and five-year aging period tests described above. Such distributions are potentially taxable as ordinary income. Nonqualified distributions receive return-of-investment-first treatment. Only the difference between the amount of the distribution and the amount of contributions to all of your Roth IRAs is taxable. You have to reduce the amount of contributions to all of your Roth IRAs to reflect any previous tax-free recoveries.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

--------------------------------------------------------------------------------
46  TAX INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?" Lifetime required minimum distributions do not apply.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

For Roth IRAs, special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.

SPECIAL RULES FOR NONQUALIFIED CONTRACTS IN QUALIFIED PLANS

Under QP contracts your plan administrator or trustee notifies you as to tax consequences. See Appendix I.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our Processing Office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA unless you elect out of withholding. This may result in tax being withheld even though the Roth IRA distribution is not taxable in whole or in part.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here. Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number.

--------------------------------------------------------------------------------
                                                             TAX INFORMATION  47
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $14,700 in periodic annuity payments in 1999, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of IRAs and Roth IRAs.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. An eligible rollover distribution from a qualified plan can be rolled over to another qualified plan or traditional IRA. All distributions from a qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o  any after-tax contributions you made to the plan; or

o any distributions which are required minimum distributions after age 70 1/2 or separation from service; or

o  hardship withdrawals; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  corrective distributions that fit specified technical tax rules; or

o  loans that are treated as distributions; or

o  a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account No. 45 for taxes. We do not now, but may in the future set up reserves for such taxes.

--------------------------------------------------------------------------------
48  MORE INFORMATION
--------------------------------------------------------------------------------

8
MORE INFORMATION
--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT NO. 45

Each variable investment option is a subaccount of our Separate Account No. 45. We established Separate Account No. 45 in 1994 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 45 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 45's operations are accounted for without regard to Equitable Life's other operations.

Separate Account No. 45 is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account No. 45.

Each subaccount (variable investment option) within Separate Account No. 45 invests solely in class IB shares issued by the corresponding Portfolio of The Hudson River Trust and EQ Advisors Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 45, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 45 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 45 or a variable investment option directly);

(5) to deregister Separate Account No. 45 under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account No. 45;
    and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

ABOUT THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST

The Hudson River Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each trust issues different shares relating to each Portfolio.

The Hudson River Trust and EQ Advisors Trust do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on a trust's shares are reinvested in full. The Boards of Trustees of The Hudson River Trust and EQ Advisors Trust each may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about The Hudson River Trust and EQ Advisors Trust, their investment objectives, policies, restrictions, risks, expenses, their Rule 12b-1 Plans relating to their Class IB shares, and other aspects of their operations, appears in their prospectuses attached at the end of this prospectus, or in their SAIs which are available upon request.

PROPOSED SUBSTITUTION OF PORTFOLIOS. We are asking the SEC to approve the substitution of newly created Portfolios of EQ Advisors Trust for each of The Hudson River Trust Portfolios currently available under the variable investment options (the "Substitution"). The EQ Advisors Trust Portfolios will have substantially identical investment objectives, strategies, and policies as those of The Hudson River Trust Portfolios they would replace. The assets of any

--------------------------------------------------------------------------------
                                                            MORE INFORMATION  49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio of The Hudson River Trust underlying your contract would be transferred to the substituted EQ Advisors Trust Portfolio.

We believe that this Substitution will be in your best interest because you would have a single set of variable investment options with similar advisory structures. You also will have a single EQ Advisors Trust prospectus for all the Portfolios, rather than the two separate prospectuses you now receive. EQ Financial Consultants Inc. will be the manager of the new EQ Advisors Trust Portfolios, and Alliance Capital Management L.P. will continue to provide the day-to-day advisory services to each of the new Portfolios.

You should note that:

o No action is required on your part. You will not need to vote a proxy, file a new election, or take any other action if the SEC approves the Substitution.

o The elections you have on file for allocating your account value and contributions will remain unchanged until you direct us otherwise.

o  We will bear all expenses directly relating to the Substitution transaction.

o The management fees for the new Portfolios will be the same as those for the corresponding Portfolios of The Hudson River Trust. Certain of the new EQ Advisors Trust Portfolios may have slightly higher expense ratios.

o On the effective date of the Substitution transaction, your account value (i.e., the units you own) in the variable investment options will be the same as before the transaction.

o  The Substitution will have no tax consequences for you.

Please review the EQ Advisors Trust prospectus that accompanies this prospectus. It contains more information about EQ Advisors Trust, including its management structure, advisory arrangements, and general fees and expenses that will be of interest to you.

Subject to SEC approval, we expect the Substitution to be completed in the fall of 1999. It will affect everyone who has a balance in The Hudson River Trust Portfolios at that time. Of course, you may transfer your account value among the variable investment options, as usual.

We will notify you when we receive SEC approval, and again when the Substitution is complete.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, as well as our general obligations. Credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, or QP contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be

--------------------------------------------------------------------------------
50  MORE INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


allocated to any of the variable investment options. You choose the day of the month you wish to have your account debited as long as it is not later than the 28th day of the month.

You may cancel AIP at any time by notifying our Processing Office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our Processing Office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day is any day the New York Stock Exchange is open for trading. We calculate unit values for our variable investment options as of the end of each business day. This is usually 4:00 p.m., Eastern time. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, CREDITS, AND TRANSFERS

o Contributions and credits allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of The Hudson River Trust and EQ Advisors Trust we have the right to vote on certain matters involving the Portfolios, such as:

o  the election of trustees;

o  the formal approval of independent auditors selected for each trust; or

o any other matters described in the prospectuses for the trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

VOTING RIGHTS OF OTHERS

Currently, we control each trust. EQ Advisors Trust shares are sold only to our separate accounts and an affiliated qualified plan trust. The Hudson River Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this

--------------------------------------------------------------------------------
                                                            MORE INFORMATION  51
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Hudson River Trust Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.

SEPARATE ACCOUNT NO. 45 VOTING RIGHTS

If actions relating to Separate Account No. 45 require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT OUR YEAR 2000 PROGRESS

Equitable Life relies upon various computer systems in order to administer your contract and operate the variable investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable Life has completed the work of modifying or replacing non-compliant systems and has certified through testing that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the variable investment options. All third-party vendors and service providers considered critical to Equitable Life's business have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. With respect to vendors and service providers considered non-critical, we believe we are on schedule for substantially all such vendors and service providers, to be confirmed by September 30, 1999 as year 2000 compliant or be the subject of a satisfactory plan for compliance. If such confirmation is not received by September 30, 1999, the vendor or service provider will be replaced, eliminated, or be the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the variable investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act, (P.L. 105-271) (1998).

--------------------------------------------------------------------------------
52  MORE INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 45, our ability to meet our obligations under the contracts, or the distribution of the contracts.

ABOUT OUR INDEPENDENT ACCOUNTANTS

The financial statements of Separate Account No. 45 as at December 31, 1998 and for the periods ended December 31, 1998 and 1997, and the consolidated financial statements of Equitable Life as at December 31, 1998 and 1997 and for each of the three years ended December 31, 1998 included in the SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our Processing Office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of a Rollover IRA, Roth Conversion IRA, or QP contract except by surrender to us. Loans are not available and you cannot assign Rollover IRA, Roth Conversion IRA, and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Payment of death benefit" and "Beneficiary continuation option for Rollover IRA contracts." You may direct the transfer of the values under your Rollover IRA, Roth Conversion IRA, or QP contract to another similar arrangement. Under federal income tax rules, in the case of such a transfer, we will impose a withdrawal charge, if one applies.

DISTRIBUTION OF THE CONTRACTS

EQ Financial Consultants, Inc. ("EQF"), an indirect, wholly owned subsidiary of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account No. 45. EQF serves as the principal underwriter of Separate Account No. 45. EQF is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. EQF's principal business address is 1290 Avenue of the Americas, New York, New York 10104. Pursuant to a Distribution and Servicing Agreement between EQF, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account No. 45, Equitable Life paid EQF distribution fees of $325,380 for 1998, as the distributor of certain contracts and as the principal underwriter of certain separate accounts including Separate Account No. 45. Before May 1, 1998, Equitable Distributors, Inc. ("EDI"), also an indirect, wholly owned subsidiary of Equitable Life, served as the distributor of the contracts and the principal underwriter of Separate Account No. 45. Pursuant to a Distribution Agreement between Equitable Life, certain of Equitable Life's separate accounts, including Separate Account No. 45, and EDI, Equitable Life paid EDI distribution fees of $9,444,621 for 1997 and $888,486 for 1996 as the distributor of certain contracts and as the principal underwriter of certain separate accounts including Separate Account No. 45. In September 1999, EQF plans to become AXA Advisors, LLC, and will become a subsidiary of AXA Financial, Inc.

The contracts will be sold by registered representatives of EQF and its affiliates, who are also our licensed agents. EQF may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreements with Equitable Life. The offering of the contracts is intended to be continuous.

--------------------------------------------------------------------------------
                                                      INVESTMENT PERFORMANCE  53
--------------------------------------------------------------------------------

9
INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------

We provide the following tables to show five different measurements of the investment performance of the variable investment options and/or the Portfolios in which they invest. We include these tables because they may be of general interest to you. THE RESULTS SHOWN REFLECT PAST PERFORMANCE. THEY DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. THEY ALSO DO NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

Table 1 shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution plus the 4% credit invested in the variable investment options for the periods shown.

Table 2 shows the growth of a hypothetical $1,000 investment plus a $40 credit in the variable investment options over the periods shown. Both Tables 1 and 2 take into account all fees and charges under the contract, but do not reflect the charges for any applicable taxes such as premium taxes or any applicable annuity administrative fee.

Tables 3, 4, and 5 show the rates of return of the variable investment options on an annualized, cumulative, and year-by-year basis. These tables take into account all fees and charges under the contract, but do not reflect the withdrawal charge or the charges for any applicable taxes such as premium taxes or any applicable annuity administrative fee. If the charges were reflected they would effectively reduce the rates of return shown.

In all cases the results shown are based on the actual historical investment experience of the Portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options and/or contracts were not available. In those cases, we adjusted the results of the Portfolios to reflect the charges under the contracts that would have applied had the variable investment options and/or contracts been available. The contracts are being offered for the first time as of the date of the prospectus.

In addition, we have adjusted the results prior to October 1996, when The Hudson River Trust Class IB shares were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the Alliance Money Market and Alliance Common Stock options for periods before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since Portfolio inception" figures for these options are based on the date of inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the Portfolios, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

From time to time, we may advertise different measurements of the investment performance of the variable investment options and/or the Portfolios, including the measurements reflected in the tables below. We will indicate that the 4% credit is reflected when we show performance numbers that give effect to the credit.

THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

BENCHMARKS

Tables 3 and 4 compare the performance of variable investment options to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed Portfolio. Also, they do not reflect other contract charges

--------------------------------------------------------------------------------
54  INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

such as the mortality and expense risks charge, administrative charge, distribution charge, or any withdrawal charge. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:

Alliance Aggressive Stock: 50% Russell 2000 Index and 50% Standard & Poor's
   Mid-Cap Total Return Index.

Alliance Common Stock: Standard & Poor's 500 Index.

Alliance Conservative Investors: 70% Lehman Treasury Bond Composite Index and
   30% Standard & Poor's 500 Index.

Alliance Global: Morgan Stanley Capital International World Index.

Alliance Growth & Income: 75% Standard & Poor's 500 Index and 25% Value Line
   Convertibles Index.

Alliance Growth Investors: 70% Standard & Poor's 500 Index and 30% Lehman
   Government/Corporate Bond Index.

Alliance High Yield: Merrill Lynch High Yield Master Index.

Alliance Intermediate Government Securities: Lehman Intermediate Government Bond
   Index.

Alliance International: Morgan Stanley Capital International Europe, Australia,
   Far East Index.

Alliance Money Market: Salomon Brothers Three-Month T-Bill Index.

Alliance Small Cap Growth: Russell 2000 Growth Index.

EQ/Alliance Premier Growth: Standard & Poor's 500 Index.

BT Equity 500 Index: Standard & Poor's 500 Index.

BT International Equity Index: Morgan Stanley Capital International Europe,
   Australia, Far East Index.

BT Small Company Index: Russell 2000 Index.

Capital Guardian Research: Standard & Poor's 500 Index.

Capital Guardian U.S. Equity: Standard & Poor's 500 Index.

EQ/Evergreen: Russell 2000 Index.

EQ/Evergreen Foundation: 60% Standard & Poor's 500 Index/40% Lehman Brothers
   Aggregate Bond Index.

MFS Emerging Growth Companies: Russell 2000 Index.

MFS Growth with Income: Standard & Poor's 500 Index.

MFS Research: Standard & Poor's 500 Index.

Merrill Lynch Basic Value Equity: Standard & Poor's 500 Index.

Merrill Lynch World Strategy: 36% Standard & Poor's 500 Index/24% Morgan Stanley
   Capital International Europe, Australia, Far East Index/21% Salomon Brothers U.S. Treasury Bond 1 Year+/14% Salomon Brothers World Government Bond (excluding U.S.)/and 5% Three-Month U.S. Treasury Bill.

Morgan Stanley Emerging Markets Equity: Morgan Stanley Capital International
   Emerging Markets Free Price Return Index.

T. Rowe Price Equity Income: Standard & Poor's 500 Index.

T. Rowe Price International Stock: Morgan Stanley Capital International Europe, Australia, Far East Index.

Warburg Pincus Small Company Value: Russell 2000 Index.
--------------------------------------------------------------------------------

LIPPER SURVEY. The Lipper Variable Insurance Products Performance Analysis Survey (Lipper Survey) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc. (Lipper), the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Equitable Accumulator Plus performance relative to other variable annuity products.

--------------------------------------------------------------------------------
                                                      INVESTMENT PERFORMANCE  55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     TABLE 1
 AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1998+
-----------------------------------------------------------------------------------------------------------------
                                                                  LENGTH OF INVESTMENT PERIOD
                                         ------------------------------------------------------------------------
                                                                                         SINCE       SINCE
                                            1            3          5         10        OPTION     PORTFOLIO
VARIABLE INVESTMENT OPTIONS                YEAR        YEARS      YEARS      YEARS     INCEPTION*  INCEPTION**
-----------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                  (5.61)%      8.17%      9.57%     17.15%     12.26%        --
-----------------------------------------------------------------------------------------------------------------
Alliance Common Stock                      24.08%      25.43%     20.13%     16.90%     24.66%        --
-----------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors             8.26%       8.13%      7.48%       --        9.55%       7.76%
-----------------------------------------------------------------------------------------------------------------
Alliance Global                            16.34%      13.48%     12.41%     13.13%     13.92%      10.24%
-----------------------------------------------------------------------------------------------------------------
Alliance Growth & Income                   15.38%      20.26%     16.00%       --       19.23%      13.12%
-----------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                  13.61%      13.72%     12.05%       --       14.89%      13.26%
-----------------------------------------------------------------------------------------------------------------
Alliance High Yield                       (11.18)%      8.80%      8.08%      9.54%      9.38%        --
-----------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                                1.99%       3.53%      3.40%       --        4.69%       5.32%
-----------------------------------------------------------------------------------------------------------------
Alliance International                      4.87%       2.84%       --         --        4.56%       4.89%
-----------------------------------------------------------------------------------------------------------------
Alliance Money Market                      (0.46)%      2.61%      3.17%      4.04%      2.84%        --
-----------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                 (10.21)%       --         --         --        6.96%       6.96%
-----------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                        20.06%        --         --         --       20.06%      20.06%
-----------------------------------------------------------------------------------------------------------------
BT International Equity Index              14.90%        --         --         --       14.90%      14.90%
-----------------------------------------------------------------------------------------------------------------
BT Small Company Index                     (8.02)%       --         --         --       (8.02)%     (8.02)%
-----------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies              29.66%        --         --         --       25.99%      25.99%
-----------------------------------------------------------------------------------------------------------------
MFS Research                               19.00%        --         --         --       17.39%      17.39%
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity            6.19%        --         --         --       11.45%      11.45%
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy                1.31%        --         --         --        2.58%       2.58%
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets
  Equity                                  (33.32)%       --         --         --      (25.24)%    (28.41)%
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                 3.62%        --         --         --       12.63%      12.63%
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock           8.36%        --         --         --        2.65%       2.65%
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value        (15.91)%       --         --         --        0.26%       0.26%
-----------------------------------------------------------------------------------------------------------------

---------------
+ If you start receiving annuity payments within three years of making an additional contribution we will recover the amount of any credit applied to that contribution.

* The variable investment option inception dates are: Alliance Aggressive Stock, Alliance Common Stock, Alliance Conservative Investors, Alliance Global, Alliance Growth & Income, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance International, and Alliance Money Market (May 1, 1995); Alliance High Yield, Alliance Small Cap Growth, MFS Emerging Growth Companies, MFS Research, Merrill Lynch Basic Value Equity, Merrill Lynch World Strategy, T. Rowe Price Equity Income, T. Rowe Price International Stock, and Warburg Pincus Small Company Value (May 1,
     1997); Morgan Stanley Emerging Markets Equity (September 2, 1997); BT Equity 500 Index, BT International Equity Index, and BT Small Company Index (December 31, 1997). The inception dates for the variable investment options that became available on or after December 31, 1998 and are therefore not shown in this table are: EQ Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, and Capital Guardian Research (May 1, 1999).

**   The portfolio inception dates are: Alliance Aggressive Stock (January 27,
     1986); Alliance Common Stock (January 13, 1976); Alliance Conservative Investors and Alliance Growth Investors (October 2, 1989); Alliance Global (August 27, 1987); Alliance Growth & Income (October 1, 1993); Alliance High Yield (January 2, 1987); Alliance Intermediate Government Securities (April 1, 1991); Alliance International (April, 3 1995); Alliance Money Market (July 13, 1981); Alliance Small Cap Growth, MFS Emerging Growth Companies, MFS Research, Merrill Lynch Basic Value Equity, Merrill Lynch World Strategy, T. Rowe Price Equity Income, T. Rowe Price International Stock, and Warburg Pincus Small Company Value (May 1, 1997); BT Equity 500 Index, BT International Equity Index, and BT Small Company Index (December 31, 1997); and Morgan Stanley Emerging Markets Equity (August 20, 1997). The inception dates for the Portfolios that became available on or after December 31, 1998 and are therefore not shown in the tables are:
     EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, and Capital Guardian Research (May 1, 1999).

--------------------------------------------------------------------------------
56  INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                     TABLE 2
       GROWTH OF $1,040 UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1998+
------------------------------------------------------------------------------------------------------------------------------------
                                                                         LENGTH OF INVESTMENT PERIOD
                                         -------------------------------------------------------------------------------------------
                                                                                                                    SINCE
                                                       1               3               5              10          PORTFOLIO
VARIABLE INVESTMENT OPTIONS                           YEAR           YEARS           YEARS           YEARS        INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                            $  943.88      $1,265.63      $1,579.30      $4,867.64          --
------------------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                                $1,240.80      $1,973.37      $2,501.91      $4,766.00          --
------------------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                      $1,082.62      $1,264.25      $1,434.54         --           $2,111.96
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global                                      $1,163.42      $1,461.19      $1,794.59      $3,433.22       $3,219.93
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income                             $1,153.75      $1,739.19      $2,100.31         --           $2,094.83
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                            $1,136.07      $1,470.49      $1,766.58         --           $3,472.05
------------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                                  $  888.24      $1,287.80      $1,475.06      $2,486.46          --
------------------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities          $1,019.90      $1,109.74      $1,181.89         --           $1,513.62
------------------------------------------------------------------------------------------------------------------------------------
Alliance International                               $1,048.71      $1,087.54         --             --           $1,210.51
------------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                                $  995.36      $1,080.28      $1,169.07      $1,486.17          --
------------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                            $  897.91        --              --             --           $1,143.96
------------------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                                  $1,200.55        --              --             --           $1,200.55
------------------------------------------------------------------------------------------------------------------------------------
BT International Equity Index                        $1,148.97        --              --             --           $1,148.97
------------------------------------------------------------------------------------------------------------------------------------
BT Small Company Index                               $  919.75        --              --             --           $  919.75
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                        $1,296.65        --              --             --           $1,587.26
------------------------------------------------------------------------------------------------------------------------------------
MFS Research                                         $1,190.05        --              --             --           $1,378.02
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity                     $1,061.92        --              --             --           $1,242.00
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy                         $1,013.14        --              --             --           $1,052.28
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity               $  666.82        --              --             --           $  512.53
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                          $1,036.23        --              --             --           $1,268.52
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                    $1,083.55        --              --             --           $1,053.65
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                   $  840.92        --              --             --           $1,005.21
------------------------------------------------------------------------------------------------------------------------------------

-----------
+ If you start receiving annuity payments within three years of making an additional contribution we will recover the amount of any credit applied to that contribution.

* Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
                                                      INVESTMENT PERFORMANCE  57
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                     TABLE 3
        ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   SINCE
                                                                                                                PORTFOLIO
                                            1 YEAR        3 YEARS       5 YEARS      10 YEARS   20 YEARS        INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                   (1.55)%         8.69%         9.39%        16.69%      --              15.59%
-----------------------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap Growth                     12.16%         16.33%         14.87%        15.44%      --              13.69%
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                  8.28%         17.77%        15.56%        16.49%      --              14.78%
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                       27.00%         25.24%        19.66%        16.44%      --              14.24%
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth                             22.86%         22.23%        18.63%        16.72%    16.30%            16.01%
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 28.58%         28.23%        24.06%        19.21%    17.76%            15.98%
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS             11.79%          8.66%         7.37%          --        --               7.96%
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Flexible Portfolio                 14.20%         15.62%        14.31%          --        --              12.55%
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 15.59%         14.45%        13.37%          --        --              12.08%
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                             19.56%         13.76%        12.14%        12.69%      --              10.47%
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Global                             14.34%         14.67%        11.98%        11.21%      --                --
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 24.34%         17.77%        11.98%        11.21%      --               9.55%
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH & INCOME                    18.63%         20.27%        15.64%          --        --              14.68%
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth & Income                    15.61%         21.25%        18.35%          --        --              17.89%
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 22.85%         22.69%        19.96%          --        --              20.48%
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS                   16.93%         13.99%        11.80%          --        --              13.93%
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Flexible Portfolio                 14.20%         15.62%        14.31%          --        --              12.55%
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 22.85%         22.69%        19.96%          --        --              15.55%
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                         (6.90)%         9.30%         7.96%         9.11%      --               8.45%
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper High Current Yield                 (0.44)%         8.21%         7.37%         9.34%      --               8.97%
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                  3.66%          9.11%         9.01%        11.08%      --              10.72%
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
 SECURITIES                                  5.76%          4.29%         3.44%         --         --               5.14%
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Intermediate Government             7.68%          6.21%         5.91%         --         --               7.25%
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                  8.49%          6.74%         6.45%         --         --               7.60%
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                       8.53%          3.63%          --           --         --               5.49%
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper International                      13.02%          9.94%          --           --         --              10.74%
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 20.00%          9.00%        --           --         --                 9.68%
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                        3.40%          3.42%         3.23%         3.63%      --               5.11%
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Money Market                        4.84%          4.87%         4.77%         5.20%      --               6.77%
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                  5.05%          5.18%         5.11%         5.44%      --               6.76%
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                   (5.97)%           --           --           --         --              10.25%
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Small Company Growth               (0.33)%           --           --           --         --              16.72%
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                  1.23%            --           --           --         --              16.58%
-----------------------------------------------------------------------------------------------------------------------------------
BT EQUITY 500 INDEX                         23.13%            --           --           --         --              23.13%
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper S&P 500 Index                      26.78%            --           --           --         --              26.78%
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 28.58%            --           --           --         --              28.58%
-----------------------------------------------------------------------------------------------------------------------------------
BT INTERNATIONAL EQUITY INDEX               18.17%            --           --           --         --              18.17%
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper International                      12.17%            --           --           --         --              12.17%
-----------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 20.00%            --           --           --         --              20.00%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
58  INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                               TABLE 3 (CONTINUED)
        ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SINCE
                                                                                                                   PORTFOLIO
                                               1 YEAR       3 YEARS      5 YEARS    10 YEARS     20 YEARS          INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
BT SMALL COMPANY INDEX                          (3.87)%        --          --        --             --               (3.87)%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Small Cap                               1.53%         --          --        --             --                1.53%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     (2.54)%        --          --        --             --               (2.54)%
------------------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES                   32.37%         --          --        --             --               32.69%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Mid-Cap                                15.97%         --          --        --             --               22.72%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     (2.54)%        --          --        --             --               14.53%
------------------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH                                    22.12%         --          --        --             --               22.44%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth                                 25.82%         --          --        --             --               28.73%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     28.58%         --          --        --             --               31.63%
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE EQUITY                 9.80%         --          --        --             --               15.46%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth & Income                        15.54%         --          --        --             --               21.32%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     28.58%         --          --        --             --               31.63%
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH WORLD STRATEGY                     5.11%         --          --        --             --                5.23%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Global Flexible Portfolio               9.34%         --          --        --             --               11.15%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     19.55%         --          --        --             --               20.00%
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING MARKETS
 EQUITY                                        (28.19)%        --          --        --             --              (33.79)%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Emerging Markets                      (30.50)%        --          --        --             --              (36.28)%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                    (25.34)%        --          --        --             --              (28.92)%
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME                      7.33%         --          --        --             --               16.85%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Equity Income                          10.76%         --          --        --             --               19.07%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     28.58%         --          --        --             --               31.63%
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK               11.88%         --          --        --             --                5.30%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper International                          12.17%         --          --        --             --                9.06%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     20.00%         --          --        --             --               13.43%
------------------------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS SMALL COMPANY VALUE             (11.45)%        --          --        --             --                2.58%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Small Cap                               1.53%         --          --        --             --               16.77%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     (2.54)%        --          --        --             --               14.53%
------------------------------------------------------------------------------------------------------------------------------------

-----------
* Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
                                                      INVESTMENT PERFORMANCE  59
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                     TABLE 4
        CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    SINCE
                                                                                                                 PORTFOLIO
                                          1 YEAR        3 YEARS        5 YEARS       10 YEARS       20 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                (1.55)%        28.42%        56.67%       368.05%            --               550.62%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Mid-Cap Growth                  12.16%         58.64%       102.73%       334.88%            --               448.32%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                               8.28%         63.35%       106.12%       360.30%            --               494.67%
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                    27.00%         96.46%       145.35%       358.29%            --             2,026.84%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth                          22.86%         84.52%       138.97%       388.00%       2,185.68%           3,490.04%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                              28.58%        110.85%       193.91%       479.62%       2,530.43%           2,919.92%
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS          11.79%         28.29%        42.73%          --              --               103.05%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Flexible Portfolio              14.20%         15.62%        14.31%          --              --                12.55%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                              15.59%         14.45%        13.37%          --              --                12.08%
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                          19.56%         47.23%        77.37%       230.13%            --               209.63%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Global                          14.34%         14.67%        11.98%        11.21%            --                  --
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                              24.34%         17.77%        11.98%        11.21%            --                 9.55%
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH & INCOME                 18.63%         73.96%       106.77%          --              --               105.27%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth & Income                 15.61%         21.25%        18.35%          --              --                17.89%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                              22.85%         22.69%        19.96%          --              --                20.48%
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS                16.93%         48.12%        74.67%          --              --               233.85%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Flexible Portfolio              14.20%         15.62%        14.31%          --              --                12.55%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                              22.85%         22.69%        19.96%          --              --                15.55%
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                      (6.90)%        30.56%        46.65%       139.11%            --               164.68%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper High Current Yield              (0.44)%        26.80%        43.00%       145.62             --               182.21%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                               3.66%         29.90%        53.96%       186.01%            --               239.69%
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES                              5.76%         13.43%        18.44%          --              --                47.46%
------------------------------------------------------------------------------------------------------------------------------------
Lipper Intermediate Government            7.68%          6.21%         5.91%          --              --                 7.25%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                               8.49%          6.74%         6.45%          --              --                 7.60%
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                    8.53%         11.30%          --            --              --                22.17%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper International                   13.02%          9.94%          --            --              --                10.74%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                              20.00%          9.00%          --            --              --                 9.68%
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                     3.40%         10.60%        17.22%        42.89%            --               138.78%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Money Market                     4.84%         15.34%        26.25%        66.09%            --               214.68%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                               5.05%         16.35%        28.27%        69.88%            --               214.45%
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                (5.97)%          --            --            --              --                17.69%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Small Company Growth            (0.33)%          --            --            --              --                28.98%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                               1.23%           --            --            --              --                29.23%
------------------------------------------------------------------------------------------------------------------------------------
BT EQUITY 500 INDEX                      23.13%           --            --            --              --                23.13%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper S&P 500 Index                   26.78%           --            --            --              --                26.78%
------------------------------------------------------------------------------------------------------------------------------------
  Benchmark                              28.58%           --            --            --              --                28.58%
------------------------------------------------------------------------------------------------------------------------------------
BT INTERNATIONAL EQUITY INDEX            18.17%           --            --            --              --                18.17%
------------------------------------------------------------------------------------------------------------------------------------
 Lipper International                    12.17%           --            --            --              --                12.23%
------------------------------------------------------------------------------------------------------------------------------------
 Benchmark                               20.00%           --            --            --              --                20.00%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
60  INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                               TABLE 4 (CONTINUED)
        CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   SINCE
                                                                                                                  PORTFOLIO
                                               1 YEAR         3 YEARS       5 YEARS    10 YEARS    20 YEARS       INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
BT SMALL COMPANY INDEX                         (3.87)%          --             --         --         --            (3.87)%
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Small Cap                              1.53%           --             --         --         --             1.49%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark                                   (2.54)%          --             --         --         --            (2.54)%
------------------------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES                 32.37%           --             --         --         --            60.31%
------------------------------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap                             15.97%           --             --         --         --            42.16%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark                                   (2.54)%          --             --         --         --            25.40%
------------------------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH                                  22.12%           --             --         --         --            40.19%
------------------------------------------------------------------------------------------------------------------------------------
   Lipper Growth                               25.82%           --             --         --         --            52.86%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark                                   28.58%           --             --         --         --            57.60%
------------------------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH BASIC VALUE EQUITY               9.80%           --             --         --         --            27.11%
------------------------------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income                      15.54%           --             --         --         --            21.32%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark                                   28.58%           --             --         --         --            31.63%
------------------------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY                   5.11%           --             --         --         --             8.88%
------------------------------------------------------------------------------------------------------------------------------------
   Lipper Global Flexible Portfolio             9.34%           --             --         --         --            11.15%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark                                   19.55%           --             --         --         --            20.00%
------------------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS EQUITY       (28.19)%          --             --         --         --           (43.02)%
------------------------------------------------------------------------------------------------------------------------------------
   Lipper Emerging Markets                    (30.50)%          --             --         --         --           (45.67)%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark                                  (25.34)%          --             --         --         --           (36.71)%
------------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME                    7.33%           --             --         --         --            29.66%
------------------------------------------------------------------------------------------------------------------------------------
   Lipper Equity Income                        10.76%           --             --         --         --            19.07%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark                                   28.58%           --             --         --         --            31.63%
------------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK             11.88%           --             --         --         --             9.00%
------------------------------------------------------------------------------------------------------------------------------------
   Lipper International                        12.17%           --             --         --         --             9.06%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark                                   20.00%           --             --         --         --            13.43%
------------------------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE           (11.45)%          --             --         --         --             4.35%
------------------------------------------------------------------------------------------------------------------------------------
   Lipper Small Cap                             1.53%           --             --         --         --            16.77%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark                                   (2.54)%          --             --         --         --            14.53%
------------------------------------------------------------------------------------------------------------------------------------

-----------
* Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
                                                      INVESTMENT PERFORMANCE  61
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                                     TABLE 5
                          YEAR-BY-YEAR RATES OF RETURN

------------------------------------------------------------------------------------------------------------------------------------
                                                    1989         1990           1991           1992         1993
------------------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                          40.86%           6.16%         83.43%         (4.95)%      14.59%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                              23.28%          (9.82)%        35.34%          1.31%       22.52%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                     2.61%           4.40%         17.67%          3.76%        8.77%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global                                    24.41%          (7.81)%        28.15%         (2.35)%      29.68%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income                             --               --            --              --        (0.72)%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                           3.35%           8.61%         46.16%          2.96%       13.15%
------------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                                 3.20%          (2.95)%        22.17%         10.23%       20.88%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
   Securities                                        --               --          10.71%          3.64%        8.50%
------------------------------------------------------------------------------------------------------------------------------------
Alliance International                               --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                               7.18%           6.23%          4.23%          1.65%        1.06%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                            --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                                  --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
BT International Equity Index                        --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
BT Small Company Index                               --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                        --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
MFS Research                                         --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity                     --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy                         --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity               --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                          --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                    --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                   --               --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
                                                     1994           1995        1996              1997              1998
------------------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                           (5.59)%        29.21%       19.93%            8.77%            (1.55)%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                               (3.94)%        30.01%       21.97%           26.84%            27.00%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                     (5.86)%        18.19%        3.25%           11.15%            11.79%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global                                      3.29%         16.63%       12.47%            9.49%            19.56%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income                            (2.41)%        21.79%       17.86%           24.42%            18.63%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                           (4.94)%        24.05%       10.51%           14.63%            16.93%
------------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                                 (4.58)%        17.71%       20.60%           16.28%            (6.90)%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
   Securities                                       (6.13)%        11.24%        1.85%            5.31%             5.76%
------------------------------------------------------------------------------------------------------------------------------------
Alliance International                                --            9.76%        1.77%           (4.84)%            8.53%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                                2.10%          3.80%        3.37%            3.48%             3.40%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                             --             --           --             25.16% +          (5.97)%
------------------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                                   --             --           --                --             23.13%
------------------------------------------------------------------------------------------------------------------------------------
BT International Equity Index                         --             --           --                --             18.17%
------------------------------------------------------------------------------------------------------------------------------------
BT Small Company Index                                --             --           --                --             (3.87)%
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                         --             --           --             21.11% +          32.37%
------------------------------------------------------------------------------------------------------------------------------------
MFS Research                                          --             --           --             14.80% +          22.12%
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity                      --             --           --             15.77% +           9.80%
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy                          --             --           --              3.58% +           5.11%
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity                --             --           --            (20.66)%+         (28.19)%
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                           --             --           --             20.81% +           7.33%
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                     --             --           --             (2.57)%+          11.88%
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                    --             --           --             17.84% +         (11.45)%
------------------------------------------------------------------------------------------------------------------------------------

--------------------
+ Returns for these Portfolios represent less than 12 months of performance.
  The returns are as of each Portfolio inception date as shown in Table 1.

--------------------------------------------------------------------------------
62  INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the Portfolios and may compare the performance or ranking of those options and the Portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o  data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
Barron's                                            Money Management Letter
Morningstar's Variable Annuity Sourcebook           Investment Dealers Digest
Business Week                                       National Underwriter
Forbes                                              Pension & Investments
Fortune                                             USA Today
Institutional Investor                              Investor's Business Daily
Money                                               The New York Times
Kiplinger's Personal Finance                        The Wall Street Journal
Financial Planning                                  The Los Angeles Times
Investment Adviser                                  The Chicago Tribune
Investment Management Weekly
--------------------------------------------------------------------------------

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed Portfolios into 25 categories by Portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts, and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.

YIELD INFORMATION

Current yield for the Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yields for the Alliance High Yield option and Alliance Intermediate Government Securities option will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the Alliance Money Market option. The yields and effective yields assume the deduction of all contract charges and expenses other than the withdrawal charge, and any charge for taxes such as premium tax. For

--------------------------------------------------------------------------------
                                                      INVESTMENT PERFORMANCE  63
--------------------------------------------------------------------------------


more information, see "Yield Information for the Alliance Money Market Option, Alliance High Yield Option, and Alliance Intermediate Government Securities Option" in the SAI.

--------------------------------------------------------------------------------
                       APPENDIX I: PURCHASE CONSIDERATIONS FOR QP CONTRACTS  A-1
--------------------------------------------------------------------------------


APPENDIX I: PURCHASE
CONSIDERATIONS FOR
QP CONTRACTS
--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Equitable Accumulator Plus QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Equitable Accumulator Plus QP contract or another annuity. Therefore, you should purchase an Equitable Accumulator Plus QP contract to fund a plan for the contract's features and benefits other than tax deferral. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.

Under defined benefit plans, we will not accept rollovers from a defined contribution plan to a defined benefit plan. We will only accept transfers from a defined benefit plan or a change of investment vehicles in the plan. For defined benefit plans, the maximum percentage of actuarial value of the plan participant/employee's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant/employee. Equitable Life does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit. If overfunding of a plan occurs, withdrawals from the QP contract may be required. A withdrawal charge may apply.

Further, Equitable Life will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70 1/2, trustees should consider whether the QP contract is an appropriate purchase for annuitants approaching or over age
70 1/2.

Finally, because the method of purchasing the QP contract and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

--------------------------------------------------------------------------------
                      APPENDIX II: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE  B-1
--------------------------------------------------------------------------------


APPENDIX II: GUARANTEED
MINIMUM DEATH
BENEFIT EXAMPLE
--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the guaranteed minimum death benefit.

The following illustrates the guaranteed minimum death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the Alliance Money Market option or Alliance Intermediate Government Securities option), no additional contributions, no transfers and no withdrawals, the guaranteed minimum death benefit for an annuitant age 45 would be calculated as follows:

------------------------------------------------------------------------------------------------------------------------------------
 END OF                                              5% ROLL UP TO AGE 80                  ANNUAL RATCHET TO AGE 80
CONTRACT                                              GUARANTEED MINIMUM                     GUARANTEED MINIMUM
 YEAR                  ACCOUNT VALUE                    DEATH BENEFIT(1)                         DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
  1                       $105,000                         $105,000(1)                            $105,000(3)
------------------------------------------------------------------------------------------------------------------------------------
  2                       $115,500                         $110,250(2)                            $115,500(3)
------------------------------------------------------------------------------------------------------------------------------------
  3                       $129,360                         $115,763(2)                            $129,360(3)
------------------------------------------------------------------------------------------------------------------------------------
  4                       $103,488                         $121,551(1)                            $129,360(4)
------------------------------------------------------------------------------------------------------------------------------------
  5                       $113,837                         $127,628(1)                            $129,360(4)
------------------------------------------------------------------------------------------------------------------------------------
  6                       $127,497                         $134,010(1)                            $129,360(4)
------------------------------------------------------------------------------------------------------------------------------------
  7                       $127,497                         $140,710(1)                            $129,360(4)
------------------------------------------------------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We
are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

5% ROLL UP TO AGE 80

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be equal to the guaranteed minimum death benefit.

(2) At the end of contract years 2 and 3, the death benefit will be equal to the current account value since it is higher than the current guaranteed minimum death benefit.

ANNUAL RATCHET TO AGE 80

(3) At the end of contract years 1 through 3, the guaranteed minimum death benefit is equal to the current account value.

(4) At the end of contract years 4 through 7, the guaranteed minimum death benefit is equal to the guaranteed minimum death benefit at the end of the prior year since it is equal to or higher than the current account value.

STATEMENT OF ADDITIONAL
INFORMATION
--------------------------------------------------------------------------------


TABLE OF CONTENTS                                                           PAGE

Unit Values                                                                    2
Annuity Unit Values                                                            2
Custodian and Independent Accountants                                          3
Yield Information for the Alliance Money Market Option,
  Alliance High Yield Option, and Alliance Intermediate
  Government Securities Option                                                 3
Long-Term Market Trends                                                        4
Key Factors in Retirement Planning                                             7
Financial Statements                                                          11


HOW TO OBTAIN AN EQUITABLE ACCUMULATOR PLUS STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 45

Send this request form to:
   Equitable Accumulator Plus
   P.O. Box 1547
   Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------

Please send me an Equitable Accumulator Plus SAI for Separate Account No. 45 dated September 2, 1999:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                     State         Zip




(IM-99-12 SAI(7/99))

Equitable Accumulator Plus(SM)              THE EQUITABLE LIFE ASSURANCE SOCIETY
                                            OF THE UNITED STATES
A combination variable and                  1290 AVENUE OF THE AMERICAS
fixed deferred annuity contract             NEW YORK, NEW YORK 10104

STATEMENT OF ADDITIONAL INFORMATION
September 2, 1999
--------------------------------------------------------------------------------

This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Equitable Accumulator Plus prospectus, dated September 2, 1999. That prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 45. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the Processing Office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll-free, or by contacting your Equitable associate.



TABLE OF CONTENTS

Unit Values                                                                2
Annuity Unit Values                                                        2
Custodian and Independent Accountants                                      3
Yield Information for the Alliance Money Market option,
     Alliance High Yield option, and Alliance Intermediate
     Government Securities option                                          3
Long-term Market Trends                                                    4
Key Factors in Retirement Planning                                         7
Financial Statements                                                      11


    Copyright 1999 The Equitable Life Assurance Society of the United States.
              All rights reserved. Accumulator is a service mark of The Equitable Life Assurance Society of the United States.


(IM-99-12 SAI(7/99))

--------------------------------------------------------------------------------
2
--------------------------------------------------------------------------------

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Equitable Accumulator Plus.

The unit value for a variable investment option for any valuation period is equal to: (1) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

     (a/b) -c

where:

(a) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by The Hudson River Trust or EQ Advisors Trust.

(b) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge, and distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.60%.

ANNUITY UNIT VALUES

The annuity unit value for each variable investment option was fixed at $1.00 on each option's respective effective date (as shown in the prospectus) for contracts with assumed base rates of net investment return of both 5% and 3 1/2% a year. For each valuation period after that date, it is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract. For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

o .00013366 of the net investment factor if the assumed base rate of net investment return is 5% a year; or

o .00009425 of the net investment factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate.

All contracts have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3 1/2% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3 1/2% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date you specify. The payments are made on a monthly basis. The first three payments are of equal amounts. Each of the first three payments will be based on the amount specified in the Tables of Guaranteed Annuity Payments in your contract.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period or period certain). If the annuity involved is a life

--------------------------------------------------------------------------------
                                                                              3
--------------------------------------------------------------------------------


contingency, the risk class and the age of the annuitants will affect payments.

The amount of the fourth and each later payment will vary according to the investment performance of the variable investment options. We calculate each monthly payment by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month immediately preceding the due date of the payment. We calculate the number of units by dividing the first monthly payment by the annuity unit value for the valuation period. This includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month. Variable income annuities may also be available by separate prospectus through other separate accounts we offer.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of The Hudson River Trust and EQ Advisors Trust owned by Separate Account No. 45.

The financial statements of Separate Account No. 45 as at December 31, 1998 and for the periods ended December 31, 1998 and 1997, and the consolidated financial statements of Equitable Life as at December 31, 1998 and 1997 and for each of the three years ended December 31, 1998 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

YIELD INFORMATION FOR THE ALLIANCE MONEY MARKET OPTION, ALLIANCE HIGH YIELD OPTION, AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES OPTION

ALLIANCE MONEY MARKET OPTION

The Alliance Money Market option calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

Unit values reflect all other accrued expenses of the Alliance Money Market option but do not reflect any withdrawal charge or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain what is called the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The effective yield is obtained by modifying the current yield to take into account the compounding nature of the Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1 )[Superscript: 365/7]-1.

--------------------------------------------------------------------------------
4
--------------------------------------------------------------------------------

The Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period do not necessarily represent future results. In addition, the value of units of the Alliance Money Market option will fluctuate and not remain constant.

ALLIANCE HIGH YIELD OPTION AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
OPTION

The Alliance High Yield option and Alliance Intermediate Government Securities option calculate yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the 30-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

Unit values reflect all other accrued expenses of the Alliance High Yield option and Alliance Intermediate Government Securities option but do not reflect any withdrawal charge or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.

Yields for the Alliance High Yield option and Alliance Intermediate Government Securities option will fluctuate daily. Accordingly, yields for any given period do not necessarily represent future results. In addition, the value of units of the Alliance High Yield option and Alliance Intermediate Government Securities option will fluctuate and not remain constant.


YIELD INFORMATION FOR THE ALLIANCE MONEY MARKET OPTION, ALLIANCE HIGH YIELD OPTION, AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES OPTION

The yields for the Alliance Money Market option, Alliance High Yield option, and Alliance Intermediate Government Securities option reflect charges that are not normally reflected in the yields of other investments. Therefore, they may be lower when compared with yields of other investments. The yields for the options should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods.

Nor should the yields be compared to the yields of money market options made available to the general public.

Because the Equitable Accumulator Plus Contracts described in the prospectus are being offered for the first time in 1999, no yield information is presented.

LONG-TERM MARKET TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following charts present historical return trends for various types of securities. The information presented, while not directly related to the performance of the variable investment options, helps to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with knowledge of your own financial needs (for example, the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate contributions among the variable investment options.

Historically, the long-term investment performance of common stocks has generally been superior to that of long- or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to allocating some or all of their account value to those variable investment options that invest in stocks.

--------------------------------------------------------------------------------
                                                                              5
--------------------------------------------------------------------------------

                    GROWTH OF $1 INVESTED ON JANUARY 1, 1958
                      (VALUES ARE AS OF LAST BUSINESS DAY)

[THE FOLLOWING DATA WAS REPRESENTED AS A
SHADED AREA GRAPH IN THE PRINTED DOCUMENT:]


               Common Stock       Inflation
1958               1.00              1.00
1959               1.12              1.01
1960               1.12              1.03
1961               1.43              1.04
1962               1.30              1.05
1963               1.60              1.07
1964               1.86              1.08
1965               2.10              1.10
1966               1.88              1.14
1967               2.34              1.17
1968               2.59              1.23
1969               2.37              1.30
1970               2.47              1.37
1971               2.82              1.42
1972               3.36              1.47
1973               2.87              1.60
1974               2.11              1.79
1975               2.89              1.92
1976               3.58              2.01
1977               3.32              2.15
1978               3.54              2.34
1979               4.19              2.65
1980               5.55              2.98
1981               5.28              3.25
1982               6.41              3.37
1983               7.86              3.50
1984               8.35              3.64
1985              11.03              3.78
1986              13.07              3.82
1987              13.75              3.99
1988              16.07              4.16
1989              21.13              4.36
1990              20.46              4.62
1991              26.74              4.76
1992              28.75              4.90
1993              31.63              5.04
1994              32.04              5.17
1995              44.03              5.30
1996              54.19              5.48
1997              72.27              5.57
1998              92.93              5.67


[LIGHT SHADED AREA = COMMON STOCK]
[DARK SHADED AREA = INFLATION]

[END OF GRAPHICALLY REPRESENTED DATA]

Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed-income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their account value to those variable investment options that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that represents more typical volatility than 1998.

                    GROWTH OF $1 INVESTED ON JANUARY 1, 1990
                      (VALUES ARE AS OF LAST BUSINESS DAY)


[THE FOLLOWING DATA WAS REPRESENTED AS A BLACK AND WHITE LINE GRAPH IN THE PRINTED DOCUMENT:]

                       Intermediate-Term
                          Govt. Bonds               Common Stocks
  1/1/90                      1.00                      1.00
  Jan.                        0.99                      0.93
  Feb.                        0.99                      0.94
  Mar.                        0.99                      0.97
  Apr.                        0.98                      0.95
  May                         1.01                      1.04
  June                        1.02                      1.03
  July                        1.04                      1.03
  Aug.                        1.03                      0.93
  Sep.                        1.04                      0.89
  Oct.                        1.06                      0.89
  Nov.                        1.08                      0.94
  Dec.                        1.10                      0.97

[END OF GRAPHICALLY REPRESENTED DATA]

The following chart illustrates average annual rates of return over selected time periods between December 31, 1926 and December 31, 1998 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. Investment management fees or expenses and charges typically associated with deferred annuity products, are not reflected.

The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate nor guarantee of future performance. Any investment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

--------------------------------------------------------------------------------
The rates of return illustrated do not represent returns of the variable investment options. In addition, there is no assurance that the performance of the variable investment options will correspond to rates of return such as those illustrated in the chart.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
MARKET TRENDS:
ILLUSTRATIVE ANNUAL RATES OF RETURN
-----------------------------------------------------------------------------------------------------------------------
                                            LONG-TERM      LONG-TERM      INTERMEDIATE-     U.S.
FOR THE FOLLOWING PERIODS      COMMON       GOVERNMENT     CORPORATE      TERM GOV'T.       TREASURY     CONSUMER
ENDING DECEMBER 31, 1998       STOCKS       BONDS          BONDS          BONDS             BILLS        PRICE INDEX
-----------------------------------------------------------------------------------------------------------------------
1 Year                         28.58%       13.06%         10.76%         10.21%            4.86%        1.80%
-----------------------------------------------------------------------------------------------------------------------
3 Years                        28.27        9.07           8.25           6.84              5.11         2.27
-----------------------------------------------------------------------------------------------------------------------
5 Years                        24.06        9.52           8.74           6.20              4.96         2.41
-----------------------------------------------------------------------------------------------------------------------
10 Years                       19.19        11.66          10.85          8.74              5.29         3.14
-----------------------------------------------------------------------------------------------------------------------
20 Years                       17.75        11.14          10.86          9.85              7.17         4.53
-----------------------------------------------------------------------------------------------------------------------
30 Years                       12.67        9.09           9.14           8.71              6.76         5.24
-----------------------------------------------------------------------------------------------------------------------
40 Years                       12.00        7.20           7.43           7.39              5.94         4.44
-----------------------------------------------------------------------------------------------------------------------
50 Years                       13.56        5.89           6.20           6.21              5.07         3.92
-----------------------------------------------------------------------------------------------------------------------
60 Years                       12.49        5.43           5.62           5.50              4.26         4.19
-----------------------------------------------------------------------------------------------------------------------
Since 12/31/26                 11.21        5.29           5.78           5.32              3.78         3.15
-----------------------------------------------------------------------------------------------------------------------
Inflation Adjusted Since 1926  7.82         2.08           2.55           2.11              0.62         0.00
-----------------------------------------------------------------------------------------------------------------------

SOURCE: Ibbotson, Roger G., and Rex A. Sinquefield, Stocks, Bonds, Bills, and Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1998 Yearbook,(tm) Ibbotson Associates, Inc., Chicago. All rights reserved.

COMMON STOCKS (S&P 500) - Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

LONG-TERM GOVERNMENT BONDS - Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

LONG-TERM CORPORATE BONDS - For the period 1969-1998, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1998; for the period 1927-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

INTERMEDIATE-TERM GOVERNMENT BONDS - Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.

U.S. TREASURY BILLS - Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

INFLATION - Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

--------------------------------------------------------------------------------
                                                                               7
--------------------------------------------------------------------------------

KEY FACTORS IN RETIREMENT PLANNING

INTRODUCTION

The Equitable Accumulator Plus is available to help meet the retirement income and investment needs of individuals. In assessing these retirement needs, some key factors need to be addressed: (1) the impact of inflation on fixed retirement incomes; (2) the importance of planning early for retirement; (3) the benefits of tax deferral; (4) the selection of an appropriate investment strategy; and (5) the benefit of receiving annuity payments. Each of these factors is addressed below.

--------------------------------------------------------------------------------
Unless otherwise noted, all of the following presentations use an assumed annual rate of return of 7.5% compounded annually. This rate of return is for illustrative purposes only and is not intended to represent an expected or guaranteed rate of return for any investment vehicle. In addition, unless otherwise noted, none of the illustrations reflect any charges that may be applied under a particular investment vehicle. Such charges would effectively reduce the actual return under any type of investment.
--------------------------------------------------------------------------------

All earnings in these presentations are assumed to accumulate tax deferred unless otherwise noted. Most programs designed for retirement savings offer tax deferral. Monies are taxed upon withdrawal and a 10% penalty tax may apply to premature withdrawals. Certain retirement programs prohibit early withdrawals. See "Tax information" in the prospectus. Where taxes are taken into consideration in these presentations, a 28% tax rate is assumed.

The source of the data used by us to compile the charts which appear in this section (other than charts 1, 2, 3, 4 and 7) is Ibbotson Associates, Inc., Chicago, Stocks, Bonds, Bills and Inflation [1998] Yearbook.(tm) All rights reserved.

In reports or other communications or in advertising material, we may make use of these or other graphic or numerical illustrations that we prepare showing the impact of inflation, planning early for retirement, tax deferral, diversification and other concepts important to retirement planning.

INFLATION

Inflation erodes purchasing power. This means that, in an inflationary period, the dollar is worth less as time passes. Because many people live on a fixed income during retirement, inflation is of particular concern to them. The charts that follow illustrate the harmful impact of inflation over an extended period of time. Between 1968 and 1998, the average annual inflation rate was 5.24%. As demonstrated in Chart 1, this 5.24% annual rate of inflation would cause the purchasing power of $35,000 to decrease to only $7,562 after 30 years.

                                     CHART 1

[THE FOLLOWING DATA WAS REPRESENTED AS A
SHADED VERTICAL BAR GRAPH IN THE PRINTED DOCUMENT:]

                        (Income)
Today                   35,000
10 Years                21,002
20 Years                12,602
30 Years                 7,562

[END OF GRAPHICALLY REPRESENTED DATA]

In Chart 2, the impact of inflation is examined from another perspective. Specifically, the chart illustrates the additional income needed to maintain the purchasing power of $35,000 over a thirty-year period. Again, the 1968-1998 historical inflation rate of 5.24% is used. In this case, an additional $126,992 would be required to maintain the purchasing power of $35,000 after 30 years.

--------------------------------------------------------------------------------
8
--------------------------------------------------------------------------------

                                     CHART 2

[THE FOLLOWING DATA WAS REPRESENTED AS A SHADED
VERTICAL BAR GRAPH IN THE PRINTED DOCUMENT:]

                      Annual
                      Income             Increase
                      Needed               Needed
Today                  35,000                   -
10 Years               58,328              23,325
20 Years               97,204              62,204
30 Years              161,992             126,992

[END OF GRAPHICALLY REPRESENTED DATA]

STARTING EARLY

The impact of inflation highlights the need to begin a retirement program early. The value of starting early is illustrated in the following charts.

As shown in Chart 3, if an individual makes annual contributions of $2,500 to his or her retirement program beginning at age 30, he or she would accumulate $414,551 by age 65 under the assumptions described earlier. If that individual waited until age 50, he or she would only accumulate $70,193 by age 65 under the same assumptions.

                                     CHART 3

[THE FOLLOWING DATA WAS REPRESENTED AS A SHADED
AREA GRAPH IN THE PRINTED DOCUMENT:]

[BLACK:]  Age 50      $0          $0          $0          $0           $0      $15,610      $38,020      $70,193
[WHITE:]  Age 40      $0          $0          $0     $15,610      $38,020      $70,193     $116,381     $182,691
[GRAY:]   Age 30      $0     $15,610     $38,020     $70,193     $116,381     $182,691     $277,886     $414,551

[END OF GRAPHICALLY REPRESENTED DATA]

In Table 1, the impact of starting early is demonstrated in another format. For example, if an individual invests $300 monthly, he or she would accumulate $387,193 in thirty years under our assumptions. In contrast, if that individual invested the same $300 per month for 15 years, he or she would accumulate only $97,804 under our assumptions.

                                     TABLE 1

--------------------------------------------------------------------------------
 MONTHLY
 CONTRI-      YEAR         YEAR         YEAR          YEAR         YEAR
 BUTION       10           15           20            25           30
--------------------------------------------------------------------------------
  $ 20       $ 3,532      $ 6,520      $ 10,811      $ 16,970     $ 25,813
--------------------------------------------------------------------------------
    50         8,829       16,301        27,027        42,425       64,532
--------------------------------------------------------------------------------
   100        17,659       32,601        54,053        84,851      129,064
--------------------------------------------------------------------------------
   200        35,317       65,202       108,107       169,701      258,129
--------------------------------------------------------------------------------
   300        52,976       97,804       162,160       254,552      387,193
--------------------------------------------------------------------------------

Chart 4 presents an additional way to demonstrate the significant impact of starting to make contributions to a retirement program earlier rather than later. It assumes that an individual had a goal to accumulate $250,000 (pretax) by age 65. If he or she starts at age 30, under our assumptions he or she could reach the goal by making a monthly pretax contribution of $129 (equivalent to $93 after taxes). The

--------------------------------------------------------------------------------
                                                                              9
--------------------------------------------------------------------------------


total net cost for the 30-year-old in this hypothetical example would be $39,265. If the individual in this hypothetical example waited until age 50, he or she would have to make a monthly pretax contribution of $767 (equivalent to $552 after taxes) to attain the goal, illustrating the importance of starting early.

                                     CHART 4
                            GOAL: $250,000 BY AGE 65

[THE FOLLOWING DATA WAS REPRESENTED AS A BLACK AND WHITE
VERTICAL BAR GRAPH IN THE PRINTED DOCUMENT:]

                                                         Tax Savings
                                                     and Tax-deferred
                                        Net Cost     Earnings at 7.5%
 $93 per month        Age 30           $ 39,265             $ 210,735
$212 per month        Age 40             63,641               186,359
$552 per month        Age 50             99,383               150,617

[END OF GRAPHICALLY REPRESENTED DATA]


TAX DEFERRAL

Contributing to a retirement plan early is part of an effective strategy for addressing the impact of inflation. Another part of such a strategy is to carefully select the types of retirement programs in which to invest. In deciding where to invest retirement contributions, there are three basic types of programs.

The first type offers the most tax benefits, and therefore is potentially the most beneficial for accumulating funds for retirement. Contributions are made with pre-tax dollars or are tax deductible and earnings grow income tax deferred. An example of this type of program is the deductible traditional IRA.

The second type of program also provides for tax-deferred earnings growth; however, contributions are made with after-tax dollars. Examples of this type of program are nondeductible traditional IRAs and non-qualified annuities.

The third approach to retirement savings is fully taxable. Contributions are made with after-tax dollars and earnings are taxed each year. Examples of this type of program include certificates of deposit, savings accounts, and taxable stock, bond or mutual fund investments.

Consider an example. For the type of retirement program that offers both pre-tax contributions and tax deferral, assume that a $2,000 annual pre-tax contribution is made for thirty years. In this example, the retirement funds would be $164,527 after thirty years (assuming a 7.5% rate of return, no withdrawals and assuming the deduction of the 1.60% Separate Account daily asset charge - but no other charges under the contract, or trust charges to Portfolios), and such funds would be $222,309 without the effect of any charges. Assuming a lump sum withdrawal was made in year thirty and a 28% tax bracket, these amounts would be $118,460 and $160,062, respectively.

For the type of program that offers only tax deferral, assume an after-tax annual contribution of $1,440 for thirty years and the same rate of return. The after-tax contribution is derived by taxing the $2,000 pre-tax contribution, again assuming a 28% tax bracket. In this example, the retirement funds would be $118,460 after thirty years assuming the deduction of charges and no withdrawals, and $160,062 without the effect of charges. Assuming a lump sum withdrawal in year thirty, the total after-tax amount would be $97,387 with charges deducted and $127,341 without charges as described above.

For the fully taxable investment, assume an after-tax contribution of $1,440 for thirty years. Earnings are taxed annually. After thirty years, the amount of this fully taxable investment is $108,046.

Keep in mind that taxable investments have fees and charges, too (investment advisory fees, administrative charges, 12b-1 fees, sales loads, brokerage commissions,

--------------------------------------------------------------------------------
10
--------------------------------------------------------------------------------

etc.). We have not attempted to apply these fees and charges to the fully taxable amounts since this is intended merely as an example of tax deferral.

Again, it must be emphasized that the assumed rate of return of 7.5% compounded annually used in these examples is for illustrative purposes only. It is not intended to represent a guaranteed or expected rate of return on any type of investment. Moreover, early withdrawals of tax-deferred investments are generally subject to a 10% penalty tax.

INVESTMENT FOR RETIREMENT

Selecting an appropriate retirement program is clearly an important part of an effective retirement planning strategy. Carefully choosing among available investment is another essential component.

During the 1968-1998 period, common stock average annual returns outperformed the average annual returns of fixed investments such as long-term government bonds and Treasury Bills (T-Bills). See "Notes" below. Common stocks earned an average annual return of 12.67% over this period, in contrast to 9.09% and 6.76% for the other two investment categories. Significantly, common stock returns also outpaced inflation, which grew at 5.24% over this period.

The Equitable Accumulator Plus can be an effective program for diversifying ongoing investments between various asset categories. In addition, the Equitable Accumulator Plus offers special features which help address the risk associated with timing the equity markets, such as dollar cost averaging. By transferring the same dollar amount each month from the Alliance Money Market option to other variable investment options, dollar cost averaging attempts to shield your investment from short-term price fluctuations.
This, however, does not assure a profit or protect against a loss in declining markets.

THE BENEFIT OF ANNUITIZATION

An individual may shift the risk of outliving his or her principal by electing a lifetime income annuity. See "Choosing your annuity payout options" under "Accessing your money" in the prospectus. Chart 5 below shows the monthly income that can be generated under various forms of life annuities, as compared to receiving level payments of interest only or principal and interest from the investment. Calculations in the Chart are based on the following assumption: a $100,000 contribution was made at one of the ages shown, annuity payments begin immediately, and a 5% annuitization interest rate is used. For purposes of this example, principal and interest are paid out on a level basis over 15 years. In the case of the interest-only scenario, the principal is always available and may be left to other individuals at death. Under the principal and interest scenario, a portion of the principal will be left at death, assuming the individual dies within the 15-year period. In contrast, under the life annuity scenarios, there is no residual amount left.

                                     CHART 5
                                 MONTHLY INCOME
                             ($100,000 CONTRIBUTION)

--------------------------------------------------------------------------------

                        PRINCIPAL             JOINT AND SURVIVOR*
                        AND                   ----------------------------------
             INTEREST   INTEREST              50%         66.67%       100%
             ONLY       FOR 15       SINGLE   TO          TO           TO
 ANNUITANT   FOR LIFE   YEARS        LIFE     SURVIVOR    SURVIVOR     SURVIVOR
 -------------------------------------------------------------------------------
 Male 65     $401        $785        $  617   $560        $544         $513
 Male 70      401         785           685    609         588          549
 Male 75      401         785           771    674         646          598
 Male 80      401         785           888    760         726          665
 Male 85      401         785         1,045    878         834          757

-------------------
The numbers are based on 5% interest compounded annually and the 1983 Individual Annuity Mortality Table "a" projected with modified Scale G. Annuity purchase rates available at annuitization may vary, depending primarily on the annuitization interest rate, which may not be less than an annual rate of 2.5%.

* The joint and survivor annuity forms are based on male and female annuitants of the same age.

--------------------------------------------------------------------------------
                                                                              11
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants .....................................     FS-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 1998 ............     FS-3
   Statements of Operations for the Year Ended December 31, 1998 ......     FS-6
   Statements of Changes in Net Assets for the Years Ended
     December 31, 1998 and 1997 .......................................     FS-9
   Notes to Financial Statements ......................................    FS-15


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants .....................................      F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 1998 and 1997 ............      F-2
   Consolidated Statements of Earnings, Years Ended December
     31, 1998, 1997 and 1996 ..........................................      F-3
   Consolidated Statements of Shareholder's Equity, Years Ended
     December 31, 1998,
      1997 and 1996 ...................................................      F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
     1998, 1997 and 1996 ..............................................      F-5
   Notes to Consolidated Financial Statements .........................      F-6

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 45 of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance High Yield Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Alliance Common Stock Fund, Alliance Global Fund, Alliance International Fund, Alliance Aggressive Stock Fund, Alliance Small Cap Growth Fund, Alliance Conservative Investors Fund, Alliance Growth Investors Fund, ("Hudson River Trust funds") and T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, BT Equity 500 Index Fund, Merrill Lynch Basic Value Equity Fund, MFS Research Fund, BT International Equity Index Fund, T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Warburg Pincus Small Company Value Fund, BT Small Company Index Fund, MFS Emerging Growth Companies Fund, EQ/Putnam Balanced Fund and Merrill Lynch World Strategy Fund ("EQ Advisors Trust funds"), separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 at December 31, 1998 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Hudson River Trust and in The EQ Advisors Trust at December 31, 1998 with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
February 8, 1999

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                         FIXED INCOME SERIES:
                                                ------------------------------------------
                                                                ALLIANCE
                                                  ALLIANCE    INTERMEDIATE
                                                   MONEY       GOVERNMENT      ALLIANCE
                                                   MARKET      SECURITIES        HIGH
                                                    FUND          FUND         YIELD FUND
                                                ------------   ------------   ------------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost: $162,642,654 .......................   $162,027,740
           38,988,768 .......................                   $39,087,424
           79,874,329 .......................                                  $68,956,617
           52,351,834 .......................
           38,500,311 .......................
          179,571,303 .......................
           51,702,567 .......................
              367,878 .......................
           40,156,608 .......................
Receivable for Trust shares sold ............           --             --             --
Receivable for policy-related transactions ..      4,052,521        284,956        281,931
                                                ------------    -----------    -----------
Total Assets ................................    166,080,261     39,372,380     69,238,548
                                                ------------    -----------    -----------

LIABILITIES
Payable for Trust shares
   purchased ................................      4,071,280        311,491        285,060
Payable for policy-related
   transactions .............................           --             --             --
Amount retained by Equitable Life in Separate
   Account No. 45 (Note 5) ..................         51,090         37,552         17,444
                                                ------------    -----------    -----------
Total Liabilities ...........................      4,122,370        349,043        302,504
                                                ------------    -----------    -----------

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS ...   $161,957,891    $39,023,337    $68,936,044
                                                ============    ===========    ===========

                                                                              EQUITY SERIES:
                                                ------------------------------------------------------------------------------------
                                                                                                                           MERRILL
                                                  T. ROWE       EQ/PUTNAM                                     ALLIANCE      LYNCH
                                                   PRICE         GROWTH &      ALLIANCE       BT EQUITY        EQUITY    BASIC VALUE
                                                  EQUITY         INCOME         GROWTH &      500 INDEX        INDEX        EQUITY
                                                INCOME FUND     VALUE FUND    INCOME FUND       FUND           FUND         FUND
                                                ------------   ------------   ------------   ------------   ------------ -----------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost: $162,642,654 .......................
           38,988,768 .......................
           79,874,329 .......................
           52,351,834 .......................   $54,352,075
           38,500,311 .......................                  $41,327,548
          179,571,303 .......................                                $194,812,344
           51,702,567 .......................                                                $57,083,310
              367,878 .......................                                                               $429,900
           40,156,608 .......................                                                                           $40,154,990
Receivable for Trust shares sold ............            --             --             --             --          --             --
Receivable for policy-related transactions ..       192,690        169,537        886,818      1,978,165      12,773        297,870
                                                -----------    -----------   ------------    -----------    --------    -----------
Total Assets ................................    54,544,765     41,497,085    195,699,162     59,061,475     442,673     40,452,860
                                                -----------    -----------   ------------    -----------    --------    -----------

LIABILITIES
Payable for Trust shares purchased ..........      192,690         169,537        914,736      1,978,218      13,332        297,913
Payable for policy related transactions......           --              --             --             --          --             --
Amount retained by Equitable Life in Separate
   Account No. 45 (Note 5) ..................       38,209          31,750        144,163         59,481       8,903         24,813
                                                -----------    -----------   ------------    -----------    --------    -----------
Total Liabilities ...........................      230,899         201,287      1,058,899      2,037,699      22,235        322,726
                                                -----------    -----------   ------------    -----------    --------    -----------

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS ...   $54,313,866    $41,295,798   $194,640,263    $57,023,776    $420,438    $40,130,134
                                                ===========    ===========   ============    ===========    ========    ===========

-------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1998

                                                                  EQUITY SERIES (CONTINUED):
                                                ---------------------------------------------------------
                                                    ALLIANCE
                                                     COMMON          MFS         ALLIANCE      ALLIANCE
                                                     STOCK         RESEARCH       GLOBAL     INTERNATIONAL
                                                     FUND            FUND          FUND          FUND
                                                ------------   ------------   ------------   ------------

ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost: $614,422,976 .......................   $673,522,100
           46,867,524 .......................                   $53,094,944
           62,242,799 .......................                                  $66,482,102
           19,182,262 .......................                                                $20,109,775
            5,069,139 .......................
           28,158,931 .......................
            5,282,220 .......................
          158,195,007 .......................
Receivable for Trust shares sold ............             --             --             --     1,621,423
Receivable for policy-related transaction ...      3,169,259        789,675        223,087            --
                                                ------------    -----------    -----------   -----------
Total Assets ................................    676,691,359     53,884,619     66,705,189    21,731,198
                                                ------------    -----------    -----------   -----------

LIABILITIES
Payable for Trust shares sold ...............      3,174,080        789,704        228,019            --
Payable for policy-related transactions .....             --             --             --     1,629,516
Amount retained by Equitable Life in Separate
   Account No. 45 (Note 5) ..................         15,873         11,321         69,713        23,074
                                                ------------    -----------    -----------   -----------
Total Liabilities ...........................      3,189,953        801,025        297,732     1,652,590
                                                ------------    -----------    -----------   -----------

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS ...   $673,501,406    $53,083,594    $66,407,457   $20,078,608
                                                ============    ===========    ===========   ===========

                                                                  EQUITY SERIES (CONTINUED):
                                                ---------------------------------------------------------
                                                                                 MORGAN
                                                                  T. ROWE       STANLEY
                                                     BT            PRICE        EMERGING      ALLIANCE
                                                 INTERNATIONAL  INTERNATIONAL    MARKETS     AGGRESSIVE
                                                    EQUITY         STOCK         EQUITY        STOCK
                                                    INDEX          FUND           FUND          FUND
                                                ------------   ------------   ------------   ------------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost: $614,422,976 .......................
           46,867,524 .......................
           62,242,799 .......................
           19,182,262 .......................
            5,069,139 .......................   $5,353,580
           28,158,931 .......................                  $29,654,895
            5,282,220 .......................                                 $4,273,794
          158,195,007 .......................                                                $147,616,537
Receivable for Trust shares sold ............      228,451              --            --               --
Receivable for policy-related transaction ...           --         158,444        25,127          305,836
                                                ----------     -----------    ----------     ------------
Total Assets ................................    5,582,031      29,813,339     4,298,921      147,922,373
                                                ----------     -----------    ----------     ------------

LIABILITIES
Payable for Trust shares sold ...............           --         158,443        26,143          313,060
Payable for policy-related transactions .....      228,419              --            --               --
Amount retained by Equitable Life in Separate
   Account No. 45 (Note 5) ..................        6,600          22,436         8,961           11,344
                                                ----------     -----------    ----------     ------------
Total Liabilities ...........................      235,019         180,879        35,104          324,404
                                                ----------     -----------    ----------     ------------

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS ...   $5,347,012     $29,632,460    $4,263,817     $147,597,969
                                                ==========     ===========    ==========     ============

------------------

See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1998

                                                                  EQUITY SERIES (CONCLUDED):
                                                     ------------------------------------------------------
                                                       WARBURG                                     MFS
                                                       PINCUS        ALLIANCE                   EMERGING
                                                        SMALL       SMALL CAP    BT SMALL        GROWTH
                                                       COMPANY       GROWTH       COMPANY        COMPANIES
                                                      VALUE FUND       FUND      INDEX FUND       FUND
                                                     ------------   -----------  -----------   ------------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost: $ 41,502,596............................... $37,275,602
           42,123,172.............................                  $40,301,314
            5,078,731.............................                               $5,098,116
           61,770,493.............................                                             $73,588,750
           50,900,433.............................
           33,319,831.............................
          120,367,795.............................
            5,865,231.............................
Receivable for Trust shares sold..................            --            --           --             --
Receivable for policy-related transactions........        87,152     1,031,150       41,271        834,313
                                                     ------------   ----------  -----------   ------------
Total Assets......................................    37,362,754    41,332,464    5,139,387     74,423,063
                                                     ------------   ----------  -----------   ------------

LIABILITIES
Payable for Trust shares purchased................        87,151     1,035,757       41,271        834,334
Payable for policy-related  transactions..........            --            --           --             --
Amount retained by Equitable Life in Separate
   Account No. 45 (Note 5)........................        25,995        51,378        6,603         24,127
                                                     ------------   ----------  -----------   ------------
Total Liabilities.................................       113,146     1,087,135       47,874        858,461
                                                     ------------   ----------  -----------   ------------

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS.........   $37,249,608    $40,245,329  $5,091,513    $73,564,602
                                                     ===========    ===========  ==========   ============
                                                                    ASSET ALLOCATION SERIES:
                                                     -------------------------------------------------------
                                                                                                   MERRILL
                                                       ALLIANCE                     ALLIANCE        LYNCH
                                                     CONSERVATIVE    EQ/PUTNAM       GROWTH         WORLD
                                                      INVESTORS      BALANCED      INVESTORS       STRATEGY
                                                        FUND           FUND           FUND          FUND
                                                     -----------   ------------  -------------   -----------
ASSETS
Investments in shares of the Trusts --
   at market value (Note 1)
   Cost: $ 41,502,596.............................
           42,123,172.............................
            5,078,731.............................
           61,770,493.............................
           50,900,433.............................   $51,458,514
           33,319,831.............................                 $34,637,097
          120,367,795.............................                               $126,599,682
            5,865,231.............................                                                $5,947,148
Receivable for Trust shares sold..................            --            --             --             --
Receivable for policy-related transactions........       445,717       649,638        394,969         45,950
                                                     -----------   -----------   ------------     ----------
Total Assets......................................    51,904,231    35,286,735    126,994,651      5,993,098
                                                     -----------   -----------   ------------     ----------

LIABILITIES
Payable for Trust shares purchased................       447,264       649,660        435,647         45,950
Payable for policy-related  transactions..........            --            --             --             --
Amount retained by Equitable Life in Separate
   Account No. 45 (Note 5)........................       141,475        16,519         79,665          5,185
                                                     -----------   -----------   ------------     ----------
Total Liabilities.................................       588,739       666,179        515,312         51,135
                                                     -----------   -----------   ------------     ----------

NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS.........   $51,315,492   $34,620,556   $126,479,339     $5,941,963
                                                     ===========   ===========   ============     ==========

-------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                      FIXED INCOME SERIES:
                                             ----------------------------------------
                                                             ALLIANCE
                                              ALLIANCE     INTERMEDIATE     ALLIANCE
                                               MONEY        GOVERNMENT        HIGH
                                               MARKET       SECURITIES        YIELD
                                                FUND           FUND           FUND
                                             -----------    ----------   -------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
      Dividends from the Trusts .............$5,658,138     $1,260,940    $  5,454,605
   Expenses (Note 3):
      Asset-based charges                       737,652        268,963        542,692
                                             ----------     ----------    -----------
NET INVESTMENT INCOME (LOSS) ................ 4,920,486        991,977      4,911,913
                                             ----------     ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
   Realized gain (loss) on investments ......
   Realized gain distribution from the ......   149,548        255,764     (1,040,219)
      Trusts ................................     4,257             --      1,292,662
                                             ----------     ----------    -----------
NET REALIZED GAIN (LOSS) ....................   153,805        255,764        252,443
                                             ----------     ----------    -----------
   Unrealized appreciation (depreciation)
    on investments:
   Beginning of period ......................  (465,201)        21,939       (786,186)
   End of period ............................  (614,915)        98,656    (10,917,712)
                                             ----------     ----------    -----------
   Change in unrealized appreciation ........
      (depreciation) during the period ......  (149,714)        76,717    (10,131,526)
                                             ----------     ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON ..
   INVESTMENTS ..............................     4,091        332,481     (9,879,083)
                                             ----------     ----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS ....
   RESULTING FROM OPERATIONS ................$4,924,577     $1,324,458    $(4,967,170)
                                             ==========     ==========    ===========

                                                                      EQUITY SERIES:
                                             -----------------------------------------------------------------------------------
                                               T.ROWE                                                                   MERRILL
                                                PRICE       EQ/PUTNAM      ALLIANCE                      ALLIANCE       LYNCH
                                               EQUITY        GROWTH &       GROWTH &       BT EQUITY      EQUITY      BASIC VALUE
                                               INCOME        INCOME         INCOME        500 INDEX        INDEX         EQUITY
                                                FUND          FUND         VALUE FUND         FUND         FUND           FUND
                                             ----------   -----------    ------------     -----------    ---------    -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
      Dividends from the Trusts .............$  871,348   $  348,923     $   382,870     $  254,693     $ 2,310      $  377,168
   Expenses (Note 3):
      Asset-based charges
                                                394,056      298,502       1,602,233        203,672       2,588         269,948
                                             ----------   ----------     -----------     ----------     -------      ----------
NET INVESTMENT INCOME (LOSS) ................   477,292       50,421      (1,219,363)        51,021        (278)        107,220
                                             ----------   ----------     -----------     ----------     -------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
   Realized gain (loss) on investments ......
   Realized gain distribution from the ......    43,764      (69,351)      2,807,006       (262,278)      5,225        (175,666)
      Trusts ................................ 1,120,050      315,112      15,440,331             --         112       1,307,680
                                             ----------   ----------     -----------     ----------     -------      ----------
NET REALIZED GAIN (LOSS) .................... 1,163,814      245,761      18,247,337       (262,278)      5,337       1,132,014
                                             ----------   ----------     -----------     ----------     -------      ----------
   Unrealized appreciation (depreciation)
    on investments:
   Beginning of period ......................   980,406      191,128       5,616,378             --       4,722         (64,333)
   End of period ............................ 2,000,241    2,827,238      15,241,041      5,380,743      62,022          (1,617)
                                             ----------   ----------     -----------     ----------     -------      ----------
   Change in unrealized appreciation ........
      (depreciation) during the period ...... 1,019,835    2,636,110       9,624,663      5,380,743      57,300          62,716
                                             ----------   ----------     -----------     ----------     -------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON ..
   INVESTMENTS .............................. 2,183,649    2,881,871      27,872,000      5,118,465      62,637       1,194,730
                                             ----------   ----------     -----------     ----------     -------      ==========
   NET INCREASE (DECREASE) IN NET ASSETS ....
   RESULTING FROM OPERATIONS ................$2,660,941   $2,932,292     $26,652,637     $5,169,486     $62,359      $1,301,950
                                             ==========   ==========     ===========     ==========     =======      ==========

-------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                  EQUITY SERIES (CONTINUED):
                                                -----------------------------------------------------------
                                                   ALLIANCE
                                                    COMMON           MFS          ALLIANCE       ALLIANCE
                                                    STOCK         RESEARCH        GLOBAL       INTERNATIONAL
                                                     FUND           FUND           FUND           FUND
                                                -------------    -----------    -----------   ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .............   $  2,403,283     $  131,068     $  598,042    $   340,200
   Expenses (Note 3):
      Asset-based charges ...................      5,424,534        307,489        589,611        215,726
                                                ------------     ----------     ----------    -----------
NET INVESTMENT INCOME (LOSS) ................     (3,021,251)      (176,421)         8,431        124,474
                                                ------------     ----------     ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
   Realized gain (loss) on investments ......     10,230,950         60,560        749,415     (1,566,752)
   Realized gain distribution from the Trusts     79,194,636             --      4,143,459          3,718
                                                ------------     ----------     ----------    -----------
NET REALIZED GAIN (LOSS) ....................     89,425,586         60,560      4,892,874     (1,563,034)
                                                ------------     ----------     ----------    -----------
   Unrealized appreciation (depreciation)
    on investments:
   Beginning of period ......................     23,451,447         37,510       (244,398)    (2,137,851)
   End of period ............................     59,099,124      6,227,419      4,239,304        927,513
                                                ------------     ----------     ----------    -----------
   Change in unrealized appreciation
    (depreciation) during the period ........     35,647,677      6,189,909      4,483,702      3,065,364
                                                ------------     ----------     ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ..............................    125,073,263      6,250,469      9,376,576      1,502,330
                                                ------------     ----------     ----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ...................   $122,052,012     $6,074,048     $9,385,007    $ 1,626,804
                                                ============     ==========     ==========    ===========
                                                                  EQUITY SERIES (CONTINUED):
                                                -------------------------------------------------------
                                                                               MORGAN
                                                                T. ROWE        STANLEY
                                                  BT             PRICE        EMERGING        ALLIANCE
                                               INTERNATIONAL     INTER-        MARKETS       AGGRESSIVE
                                                 EQUITY         NATIONAL       EQUITY          STOCK
                                               INDEX FUND      STOCK FUND        FUND           FUND
                                               -----------    -----------    -----------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .............   $ 66,107      $  245,522     $    16,085    $   586,576
   Expenses (Note 3):
      Asset-based charges ...................     22,058         217,929          35,466      1,537,723
                                                --------      ----------     -----------    -----------
NET INVESTMENT INCOME (LOSS) ................     44,049          27,593         (19,381)      (951,147)
                                                --------      ----------     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
   Realized gain (loss) on investments ......    (38,281)         73,956        (337,130)    (1,170,454)
   Realized gain distribution from the Trusts         --             228              --      6,889,454
                                                --------      ----------     -----------    -----------
NET REALIZED GAIN (LOSS) ....................    (38,281)         74,184        (337,130)     5,719,000
                                                --------      ----------     -----------    -----------
   Unrealized appreciation (depreciation)
    on investments:
   Beginning of period ......................         --        (576,978)       (238,282)    (3,851,402)
   End of period ............................    284,441       1,495,964      (1,008,425)    10,578,470)
                                                --------      ----------     -----------    -----------
   Change in unrealized appreciation
    (depreciation) during the period ........    284,441       2,072,942        (770,143)    (6,727,068)
                                                --------      ----------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ..............................    246,160       2,147,126      (1,107,273)    (1,008,068)
                                                --------      ----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ...................   $290,209      $2,174,719     $(1,126,654)   $(1,959,215)
                                                ========      ==========     ===========    ===========

------------------

See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                      EQUITY SERIES (CONCLUDED):
                                                       ---------------------------------------------------
                                                         WARBURG
                                                         PINCUS                                     MFS
                                                          SMALL        ALLIANCE      BT SMALL      EMERGING
                                                         COMPANY       SMALL CAP     COMPANY       GROWTH
                                                          VALUE         GROWTH        INDEX       COMPANIES
                                                          FUND           FUND         FUND          FUND
                                                       -----------    -----------    --------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts ....................   $   172,128    $       716    $ 34,326     $       901
   Expenses (Note 3):
      Asset-based charges ..........................       355,215        336,205      20,638         373,152
                                                       -----------    -----------    --------     -----------
NET INVESTMENT INCOME (LOSS) .......................      (183,087)      (335,489)     13,688        (372,251)
                                                       -----------    -----------    --------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
   Realized gain (loss) on investments .............      (395,526)      (513,118)    (50,161)        163,114
   Realized gain distribution from the Trusts ......            --             --      65,264              --
                                                       -----------    -----------    --------     -----------
NET REALIZED GAIN (LOSS) ...........................      (395,526)      (513,118)     15,103         163,114
                                                       -----------    -----------    --------     -----------

   Unrealized appreciation (depreciation)
    on investments:
   Beginning of period .............................      (300,436)      (344,436)         --        (259,194)
   End of period ...................................    (4,226,993)    (1,821,859)     19,385      11,818,257
                                                       -----------    -----------    --------     -----------
   Change in unrealized appreciation
    (depreciation)during the period ................    (3,926,557)    (1,477,423)     19,385      12,077,451
                                                       -----------    -----------    --------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .....................................    (4,322,083)    (1,990,541)     34,488      12,240,565
                                                       -----------    -----------    --------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................   $(4,505,170)   $(2,326,030)   $ 48,176     $11,868,314
                                                       ===========    ===========    ========     ===========
                                                                     ASSET ALLOCATION SERIES:
                                                       ----------------------------------------------------
                                                        ALLIANCE                                   MERRILL
                                                        CONSERVA-                    ALLIANCE       LYNCH
                                                         TIVE         EQ/PUTNAM       GROWTH        WORLD
                                                        INVESTORS      BALANCED     INVESTORS     STRATEGY
                                                          FUND          FUND           FUND         FUND
                                                       ----------    -----------    -----------   ---------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts ....................   $1,373,189    $  593,087    $ 1,887,685   $  42,482
   Expenses (Note 3):
      Asset-based charges ..........................      387,733       194,358      1,064,812      31,672
                                                       ----------    ----------    -----------   ---------
NET INVESTMENT INCOME (LOSS) .......................      985,456       398,729        822,873      10,810
                                                       ----------    ----------    -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
   Realized gain (loss) on investments .............      568,518      (130,136)       736,026     (38,321)
   Realized gain distribution from the Trusts ......    2,571,769       355,759      9,800,094          --
                                                       ----------    ----------    -----------   ---------
NET REALIZED GAIN (LOSS) ...........................    3,140,287       225,623     10,536,120     (38,321)
                                                       ----------    ----------    -----------   ---------
   Unrealized appreciation (depreciation)
    on investments:
   Beginning of period .............................      482,745        73,582      1,685,711    (129,123)
   End of period ...................................      558,081     1,317,266      6,231,888      81,917
                                                       ----------    ----------    -----------   ---------
   Change in unrealized appreciation
    (depreciation)during the period ................       75,336     1,243,684      4,546,177     211,040
                                                       ----------    ----------    -----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .....................................    3,215,623     1,469,307     15,082,297     172,719
                                                       ----------    ----------    -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................   $4,201,079    $1,868,036    $15,905,170   $ 183,529
                                                       ==========    ==========    ===========   =========

-------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                            FIXED INCOME SERIES:
                                                                     -------------------------------
                                                                                ALLIANCE
                                                                            MONEY MARKET FUND
                                                                     -------------------------------
                                                                         1998               1997
                                                                     ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.........................................    $  4,920,486       $  2,322,115
   Net realized gain (loss)......................................         153,805             64,275
   Change in unrealized appreciation (depreciation) of investments       (149,714)          (267,302)
                                                                     ------------       ------------
   Net increase (decrease) in net assets from operations.........       4,924,577          2,119,088
                                                                     ------------       ------------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions...............................................     216,826,115        137,532,670
     Transfers from other Funds and Guaranteed Interest Rate
       Account (Note 1)..........................................     113,746,706         55,819,439
                                                                     ------------       ------------
       Total.....................................................     330,572,821        193,352,109
                                                                     ------------       ------------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions........................      10,986,665          1,577,365
   Withdrawal and administrative charges.........................         230,600            618,083
   Transfers to other Funds and Guaranteed Interest Rate
     Account (Note 1)............................................     243,665,058        144,167,408
                                                                     ------------       ------------
     Total.......................................................     254,882,323        146,362,856
                                                                     ------------       ------------
   Net increase in net assets from Contractowners
     transactions................................................      75,690,498         46,989,253
                                                                     ------------       ------------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT NO. 45 (NOTE 5)...........................         (15,545)           (46,770)
                                                                     ------------       ------------
INCREASE IN NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS ...........      80,599,530         49,061,571
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD...........................................      81,358,361         32,296,790
                                                                     ------------       ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD.................................................    $161,957,891       $ 81,358,361
                                                                     ============       ============
                                                                         FIXED INCOME SERIES:
                                                                     ---------------------------
                                                                        ALLIANCE INTERMEDIATE
                                                                      GOVERNMENT SECURITIES FUND
                                                                      --------------------------
                                                                          1998           1997
                                                                      -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.........................................     $   991,977    $   303,709
   Net realized gain (loss)......................................         255,764         12,754
   Change in unrealized appreciation (depreciation) of investments         76,717         58,654
                                                                      -----------    -----------
   Net increase (decrease) in net assets from operations.........       1,324,458        375,117
                                                                      -----------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions...............................................      19,720,434      5,416,131
     Transfers from other Funds and Guaranteed Interest Rate
       Account (Note 1)..........................................      20,781,791      3,270,944
                                                                      -----------    -----------
       Total.....................................................      40,502,225      8,687,075
                                                                      -----------    -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions........................       1,040,600        189,517
   Withdrawal and administrative charges.........................          73,339        128,377
   Transfers to other Funds and Guaranteed Interest Rate
     Account (Note 1)............................................      12,745,544      1,145,902
                                                                      -----------    -----------
     Total.......................................................      13,859,483      1,463,796
                                                                      -----------    -----------
   Net increase in net assets from Contractowners
     transactions................................................      26,642,742      7,223,279
                                                                      -----------    -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT NO. 45 (NOTE 5)...........................          (6,113)       (12,130)
                                                                      -----------    -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS ...........      27,961,087      7,586,266
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD...........................................      11,062,250      3,475,984
                                                                      -----------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD.................................................     $39,023,337    $11,062,250
                                                                     ============    ===========
                                                                           FIXED INCOME SERIES:
                                                                     ------------------------------
                                                                                 ALLIANCE
                                                                            HIGH YIELD FUND (a)
                                                                      -----------------------------
                                                                          1998             1997
                                                                      ------------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.........................................     $  4,911,913      $   601,148
   Net realized gain (loss)......................................          252,443          783,323
   Change in unrealized appreciation (depreciation) of investments     (10,131,526)        (786,186)
                                                                      ------------      -----------
   Net increase (decrease) in net assets from operations.........       (4,967,170)         598,285
                                                                      ------------      -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions...............................................       47,559,333       13,779,925
     Transfers from other Funds and Guaranteed Interest Rate
       Account (Note 1)..........................................       47,655,636       22,095,921
                                                                      ------------      -----------
       Total.....................................................       95,214,969       35,875,846
                                                                      ------------      -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions........................        2,110,668          161,257
   Withdrawal and administrative charges.........................          128,063           45,545
   Transfers to other Funds and Guaranteed Interest Rate
     Account (Note 1)............................................       37,545,562       17,780,088
                                                                      ------------      -----------
     Total.......................................................       39,784,293       17,986,890
                                                                      ------------      -----------
   Net increase in net assets from Contractowners
     transactions................................................       55,430,676       17,888,956
                                                                      ------------      -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT NO. 45 (NOTE 5)...........................           (8,801)          (5,902)
                                                                      ------------      -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS ...........       50,454,705       18,481,339
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD...........................................       18,481,339               --
                                                                      ------------      -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD.................................................     $ 68,936,044      $18,481,339
                                                                     =============     ============

-------------------
See Notes to Financial Statements.
(a)  Commenced operations on May 1, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                EQUITY SERIES:
                                           -------------------------------------------------------
                                             T. ROWE PRICE EQUITY            EQ/PUTNAM GROWTH &
                                                 INCOME FUND (a)            INCOME VALUE FUND (a)
                                           --------------------------    --------------------------
                                               1998           1997           1998           1997
                                           -----------     -----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........  $   477,292      $  78,818    $     50,421   $    21,273
   Net realized gain (loss)..............    1,163,814         54,535         245,761        54,646
   Change in unrealized appreciation
     (depreciation) of investments.......    1,019,835        980,406       2,636,110       191,128
                                           -----------    -----------    ------------   -----------
Net increase (decrease) in net
     assets from operations..............    2,660,941      1,113,759       2,932,292       267,047
                                           -----------    -----------    ------------   -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions.......................   26,813,091     13,813,772      22,432,656    10,975,199
     Transfers from other Funds and
       Guaranteed Interest Rate Account
       (Note 1)..........................   10,252,099      4,356,204       6,980,421     3,217,543
                                           -----------    -----------    ------------   -----------

       Total.............................   37,065,190     18,169,976      29,413,077    14,192,742
                                           -----------    -----------    ------------   -----------

WITHDRAWAL AND TRANSFERS:
   Benefits and other policy
     transactions.........................   1,205,409         86,052       1,300,000        58,925
   Withdrawal and administrative charges..     109,823         40,797          90,762        32,578
   Transfers to other Funds and
     Guaranteed Interest
     Rate Account (Note 1)................   3,039,300        183,349       3,822,075       180,506
                                           -----------    -----------    ------------   -----------
     Total................................   4,354,532        310,198       5,212,837       272,009
                                           -----------    -----------    ------------   -----------
   Net increase in net assets from
     Contractowners transactions..........  32,710,658     17,859,778      24,200,240    13,920,733
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT NO. 45 (NOTE 5).......     (26,248)        (5,022)        (22,154)       (2,360)
                                           -----------    -----------    ------------   -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS.........................  35,345,351     18,968,515      27,110,378    14,185,420
NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS,
   BEGINNING OF PERIOD....................  18,968,515             --      14,185,420            --
                                           -----------    -----------    ------------   -----------
 NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS,
   END OF PERIOD.......................... $54,313,866    $18,968,515    $ 41,295,798   $14,185,420
                                           ===========    ===========    ============   ===========
                                                                     EQUITY SERIES:
                                            -------------------------------------------------------------
                                                     ALLIANCE             BT EQUITY          ALLIANCE
                                                  GROWTH & INCOME         500 INDEX        EQUITY INDEX
                                                       FUND                FUND (b)          FUND (a)
                                            -------------------------    ----------    ------------------
                                               1998           1997          1998         1998       1997
                                            -----------    ----------    ----------    -------     ------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........  $ (1,219,363)   $  (95,244)   $   51,021    $  (278)    $   187
   Net realized gain (loss)..............    18,247,337     6,014,564      (262,278)     5,337       1,392
   Change in unrealized appreciation
     (depreciation) of investments.......     9,624,663     4,852,142     5,380,743     57,300       4,722
                                            -----------    ----------    ----------    -------      ------
Net increase (decrease) in net
     assets from operations..............    26,652,637    10,771,462     5,169,486     62,359       6,301
                                            -----------    ----------    ----------    -------      ------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions.......................    69,137,309    58,696,016    38,685,440     69,113      77,031
     Transfers from other Funds and
       Guaranteed Interest Rate
       Account (Note 1)..................    25,662,665    16,269,895    24,595,843    198,702      15,328
                                            -----------    ----------    ----------    -------      ------

       Total.............................   94,799,974     74,965,911    63,281,283    267,815      92,359
                                            -----------    ----------    ----------    -------      ------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy
     transactions.........................    5,922,537     1,455,357       533,098         --          --
   Withdrawal and administrative charges..      501,695       425,279        13,875        380          --
   Transfers to other Funds and
     Guaranteed Interest
     Rate Account (Note 1)................   14,167,225     4,907,606    10,862,244      4,913          --
                                            -----------    ----------    ----------    -------      ------
     Total................................   20,591,457     6,788,242    11,409,217      5,293          --
                                            -----------    ----------    ----------    -------      ------
   Net increase in net assets from
     Contractowners transactions..........   74,208,517    68,177,669    51,872,066    262,522      92,359
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT NO. 45 (NOTE 5).......     (101,665)      (94,285)      (17,776)    (1,961)     (1,142)
                                            -----------    ----------    ----------    -------      ------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS.........................  100,759,489    78,854,846    57,023,776    322,920      97,518
NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS,
   BEGINNING OF PERIOD....................   93,880,774    15,025,928           --      97,518          --
                                            -----------    ----------    ----------    -------      ------
 NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS,
   END OF PERIOD..........................  $194,640,263   $93,880,774   $57,023,776   $420,438    $97,518
                                            ============   ===========   ===========   ========    =======

-------------------
See Notes to Financial Statements.
(a)  Commenced operations on May 1, 1997.
(b)  Commenced operations on January 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                          EQUITY SERIES (CONTINUED):
                                                         ---------------------------------------------------------
                                                               MERRILL LYNCH                   ALLIANCE
                                                                BASIC VALUE                     COMMON
                                                              EQUITY FUND (a)                  STOCK FUND
                                                         --------------------------   ----------------------------
                                                             1998           1997          1998            1997
                                                         -----------     ----------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

   Net investment income (loss).....................      $  107,220    $    20,510   $ (3,021,251)   $ (1,209,624)
   Net realized gain (loss).........................       1,132,014         47,779     89,425,586      27,433,324
   Change in unrealized appreciation (depreciation)
     of investments.................................          62,716        (64,333)    35,647,677      22,094,993
                                                         -----------    -----------   ------------    ------------
 Net increase (decrease) in net assets from operations     1,301,950          3,956    122,052,012      48,318,693
                                                         -----------    -----------   ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions..................................      24,093,025      8,075,199    222,706,977     175,880,351
     Transfers from other Funds and Guaranteed
       Interest Rate Account (Note 1)...............       9,221,650      1,941,071     88,116,261      61,077,537
                                                         -----------    -----------   ------------    ------------
     Total..........................................      33,314,675     10,016,270    310,823,238     236,957,888
                                                         -----------    -----------   ------------    ------------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions...........         967,509          9,691     20,666,466       4,271,079
   Withdrawal and administrative charges............          69,854         17,792      1,652,840       1,459,175
   Transfers to other Funds and Guaranteed Interest
     Rate Account (Note 1)..........................       3,287,976        137,464     56,065,697      35,438,036
                                                         -----------    -----------   ------------    ------------
   Total..........................................         4,325,339        164,947     78,385,003      41,168,290
                                                         -----------    -----------   ------------    ------------
 Net increase in net assets from Contractowners
     transactions...................................      28,989,336      9,851,323    232,438,235     195,789,598
                                                         -----------    -----------   ------------    ------------
NET  (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 45 (NOTE 5)        (15,592)          (839)      (298,491)       (305,436)
                                                         -----------    -----------   ------------    ------------

INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS...................................      30,275,694      9,854,440    354,191,756     243,802,855
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD..............................       9,854,440             --    319,309,650      75,506,795
                                                         -----------    -----------   ------------    ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD....................................     $40,130,134    $ 9,854,440   $673,501,406    $319,309,650
                                                         ===========    ===========   ============    ============
                                                                       EQUITY SERIES (CONTINUED):
                                                         ------------------------------------------------------

                                                               MFS RESEARCH                  ALLIANCE
                                                                 FUND (a)                   GLOBAL FUND
                                                         -------------------------   --------------------------
                                                             1998          1997          1998           1997
                                                         -----------   -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

   Net investment income (loss).....................      $ (176,421)  $   (15,339)  $     8,431    $   328,372
   Net realized gain (loss).........................          60,560       101,923     4,892,874      2,837,865
   Change in unrealized appreciation (depreciation)
     of investments.................................       6,189,909        37,510     4,483,702      (443,882)
                                                         -----------   -----------   -----------    -----------
 Net increase (decrease) in net assets from operations     6,074,048       124,094     9,385,007      2,722,355
                                                         -----------   -----------   -----------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions..................................      28,178,818     9,502,168    20,084,493     20,384,580
     Transfers from other Funds and Guaranteed
       Interest Rate Account (Note 1)...............      10,528,629     2,602,553     7,177,452      7,792,945
                                                         -----------   -----------   -----------    -----------
     Total..........................................      38,707,447    12,104,721    27,261,945     28,177,525
                                                         -----------   -----------   -----------    -----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions...........       1,059,377        28,630     1,765,622        621,118
   Withdrawal and administrative charges............          74,772        23,738       190,033        155,169
   Transfers to other Funds and Guaranteed Interest
     Rate Account (Note 1)..........................       2,504,801       209,610     6,748,641      6,961,429
                                                         -----------   -----------   -----------    -----------
   Total..........................................         3,638,950       261,978     8,704,296      7,737,716
                                                         -----------   -----------   -----------    -----------
 Net increase in net assets from Contractowners
     transactions...................................      35,068,497    11,842,743    18,557,649     20,439,809
                                                         -----------   -----------   -----------    -----------
NET  (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 45 (NOTE 5)        (23,737)       (2,051)      (44,868)       (28,799)
                                                         -----------   -----------   -----------    -----------

INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS...................................      41,118,808     11,964,786   27,897,788     23,133,365
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD..............................      11,964,786            --    38,509,669     15,376,304
                                                         -----------   -----------   -----------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD....................................     $53,083,594   $11,964,786   $66,407,457    $38,509,669
                                                         ===========   ===========   ===========    ===========

-------------------
See Notes to Financial Statements.
(a)  Commenced operations on May 1, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                       EQUITY SERIES (CONTINUED):
                                            ----------------------------------------------------------------------
                                                                            BT
                                                                          INTER-
                                                                         NATIONAL
                                                                          EQUITY             T. ROWE PRICE
                                                     ALLIANCE              INDEX              INTERNATIONAL
                                                   INTERNATIONAL           FUND                  STOCK
                                                       FUND               1998 (c)               FUND (a)
                                             -------------------------   ----------    -------------------------
                                                1998          1997         1998           1998          1997
                                             -----------   -----------   ----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

   Net investment income..................  $    124,474   $   288,466   $   44,049     $   27,593   $   (45,798)
   Net realized gain (loss)...............    (1,563,034)    1,093,826      (38,281)        74,184       (53,503)
   Change in unrealized appreciation
     (depreciation) of investments........     3,065,364    (2,169,239)     284,441      2,072,942      (576,978)
                                             -----------   -----------   ----------    -----------   -----------
Net increase (decrease) in net
     assets from
     operations...........................     1,626,804      (786,947)     290,209      2,174,719      (676,279)
                                             -----------   -----------   ----------    -----------   -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions........................     4,384,851     9,574,522    3,655,757     13,036,180     9,658,570
     Transfers from other Funds and
       Guaranteed Interest Rate Account
       (Note 1)...........................    44,058,459    18,180,472    2,070,284     10,402,147     5,113,170
                                             -----------   -----------   ----------    -----------   -----------
Total.....................................    48,443,310    27,754,994    5,726,041     23,438,327    14,771,740
                                             -----------   -----------   ----------    -----------   -----------

WITHDRAWAL AND TRANSFERS:
   Benefits and other policy
     transactions.........................       810,093       341,327       22,805        754,896        37,224
   Withdrawal and administrative charges..        82,131        97,083        2,573         64,687        22,024
   Transfers to other Funds and
     Guaranteed Interest Rate Account
     (Note 1).............................    45,566,819    18,593,662      642,046      7,759,247     1,416,476
                                             -----------   -----------   ----------    -----------   -----------
  Total...................................    46,459,043    19,032,072      667,424      8,578,830     1,475,724
                                             -----------   -----------   ----------    -----------   -----------
Net increase in net assets from
     Contractowners transactions..........     1,984,267     8,722,922    5,058,617     14,859,497    13,296,016
                                             -----------   -----------   ----------    -----------   -----------
NET  (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT
   NO. 45 (NOTE 5)........................      (15,805)       (36,637)      (1,814)       (18,463)       (3,030)
                                             -----------   -----------   ----------    -----------   -----------

INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS.........................     3,595,266     7,899,338    5,347,012     17,015,753    12,616,707
NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS,
   BEGINNING OF PERIOD....................    16,483,342     8,584,004           --     12,616,707            --
                                             -----------   -----------   ----------    -----------   -----------
NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS,
   END OF PERIOD..........................   $20,078,608   $16,483,342   $5,347,012    $29,632,460   $12,616,707
                                            ============  ============  ===========   ============  ============

                                                              EQUITY SERIES (CONTINUED):
                                            -------------------------------------------------------
                                                   MORGAN STANLEY
                                                   EMERGING MARKETS               ALLIANCE
                                                      EQUITY                  AGGRESSIVE STOCK
                                                     FUND (b)                       FUND
                                             ------------------------- ----------------------------
                                                1998          1997         1998            1997
                                             -----------   ----------- -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

   Net investment income..................   $   (19,381)  $     1,234  $   (951,147)  $   (880,189)
   Net realized gain (loss)...............      (337,130)      (26,406)    5,719,000      9,879,526
   Change in unrealized appreciation
     (depreciation) of investments........      (770,143)     (238,282)   (6,727,068)    (1,686,216)
                                             -----------   -----------  ------------   ------------
Net increase (decrease) in net
     assets from
     operations...........................    (1,126,654)     (263,454)   (1,959,215)     7,313,121
                                             -----------   -----------  ------------   ------------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions........................     2,708,321     1,617,148    45,526,795     66,019,813
     Transfers from other Funds and
       Guaranteed Interest Rate Account
       (Note 1)...........................     1,357,280       889,247    12,684,235     17,726,363
                                             -----------   -----------  ------------   ------------
Total.....................................     4,065,601     2,506,395    58,211,030     83,746,176
                                             -----------   -----------  ------------   ------------

WITHDRAWAL AND TRANSFERS:
   Benefits and other policy
     transactions.........................        59,492            --     5,047,753      1,854,804
   Withdrawal and administrative charges..         7,737           394       540,786        482,491
   Transfers to other Funds and
     Guaranteed Interest Rate Account
     (Note 1).............................       857,518         2,488    20,928,020     11,669,668
                                             -----------   -----------  ------------   ------------
  Total...................................       924,747         2,882    26,516,559     14,006,963
                                             -----------   -----------  ------------   ------------
Net increase in net assets from
     Contractowners transactions..........     3,140,854     2,503,513    31,694,471     69,739,213
                                             -----------   -----------  ------------   ------------
NET  (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT
   NO. 45 (NOTE 5)........................        10,524          (966)       35,035       (111,908)
                                             -----------   -----------  ------------   -------------

INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS.........................     2,024,724     2,239,093    29,770,291     76,940,426
NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS,
   BEGINNING OF PERIOD....................     2,239,093            --   117,827,678     40,887,252
                                             -----------   -----------  ------------   -------------
NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS,
   END OF PERIOD..........................   $ 4,263,817   $ 2,239,093  $147,597,969   $117,827,678
                                             ===========   ===========  ============   ============

-------------------
See Notes to Financial Statements.
(a)  Commenced operations on May 1, 1997.
(b)  Commenced operations on August 20, 1997.
(c)  Commenced operations on January 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                     EQUITY SERIES (CONCLUDED):
                                                     --------------------------------------------------------

                                                         WARBURG PINCUS SMALL               ALLIANCE
                                                            COMPANY VALUE               SMALL CAP GROWTH
                                                               FUND (a)                     FUND (a)
                                                     ---------------------------  ---------------------------
                                                         1998            1997         1998            1997
                                                     ------------    -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.........................    $  (183,087)   $   (64,437)  $  (335,489)   $   (49,856)
   Net realized gain (loss)......................       (395,526)       338,068      (513,118)       440,546
   Change in unrealized appreciation
     (depreciation) of investments...............     (3,926,557)      (300,436)   (1,477,423)      (344,436)
                                                     -----------    -----------   -----------    -----------
   Net increase (decrease) in net assets from
     operations..................................     (4,505,170)       (26,805)   (2,326,030)        46,254
                                                     -----------    -----------   -----------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions...............................     17,316,209     17,791,841    22,333,800     12,116,331
     Transfers from other Funds and Guaranteed
       Interest Rate Account (Note 1)............     10,231,935     11,695,862    10,827,569      5,602,864
                                                     -----------    -----------   -----------    -----------
Total............................................     27,548,144     29,487,703    33,161,369     17,719,195
                                                     -----------    -----------   -----------    -----------

WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions........      1,086,279        134,692     1,022,179         20,842
   Withdrawal and administrative charges.........        103,922         23,284        78,365          8,570
   Transfers to other Funds and Guaranteed
     Interest Rate Account (Note 1)..............      9,358,044      4,520,417     5,823,960      1,504,600
                                                     -----------    -----------   -----------    -----------
Total............................................     10,548,245      4,678,393     6,924,504      1,534,012
                                                     -----------    -----------   -----------    -----------
Net increase in net assets from Contractowners
   transactions..................................     16,999,899     24,809,310    26,236,865     16,185,183
                                                     -----------    -----------   -----------    -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 45
   (NOTE 5)......................................        (17,047)       (10,579)      106,435         (3,378)
                                                     -----------    -----------   -----------    -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS................................     12,477,682     24,771,926    24,017,270     16,228,059
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD...........................     24,771,926             --    16,228,059             --
                                                     -----------    -----------   -----------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD.................................    $37,249,608    $24,771,926   $40,245,329    $16,228,059
                                                     ===========    ===========   ===========    ===========

                                                             EQUITY SERIES (CONCLUDED):
                                                      ----------------------------------------
                                                       BT SMALL
                                                       COMPANY          MFS EMERGING GROWTH
                                                         INDEX               COMPANIES
                                                       FUND (b)               FUND (a)
                                                      ----------   ---------------------------
                                                         1998          1998           1997
                                                      ----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.........................      $  13,688   $   (372,251)   $   (15,821)
   Net realized gain (loss)......................         15,103        163,114        327,209
   Change in unrealized appreciation
     (depreciation) of investments...............         19,385     12,077,451       (259,194)
                                                      ----------    -----------    -----------
   Net increase (decrease) in net assets from
     operations..................................         48,176     11,868,314         52,194
                                                      ----------    -----------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions...............................      4,131,338     40,723,333      9,607,211
     Transfers from other Funds and Guaranteed
       Interest Rate Account (Note 1)............      1,311,488      16,938,315      3,864,604
                                                      ----------    -----------    -----------
Total............................................      5,442,826     57,661,648     13,471,815
                                                      ----------    -----------    -----------

WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions........         21,074      1,543,076         45,537
   Withdrawal and administrative charges.........          1,781         76,137         14,345
   Transfers to other Funds and Guaranteed
     Interest Rate Account (Note 1)..............        375,472      6,249,256      1,527,808
                                                      ----------    -----------    -----------
Total............................................        398,327      7,868,469      1,587,690
                                                      ----------    -----------    -----------

Net increase in net assets from Contractowners
   transactions..................................      5,044,499     49,793,179     11,884,125
                                                      ----------    -----------    -----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 45
   (NOTE 5)......................................         (1,162)       (31,251)        (1,959)
                                                      ----------    -----------    -----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS................................      5,091,513     61,630,242     11,934,360
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   BEGINNING OF PERIOD...........................             --     11,934,360             --
                                                      ----------    -----------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS,
   END OF PERIOD.................................     $5,091,513    $73,564,602    $11,934,360
                                                      ==========   ============    ===========

-------------------
See Notes to Financial Statements.
(a)  Commenced operations on May 1, 1997.
(b)  Commenced operations on January 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                         ASSET ALLOCATION SERIES:
                                                        -------------------------------------------------------
                                                                 ALLIANCE
                                                               CONSERVATIVE                   EQ/PUTNAM
                                                              INVESTORS FUND               BALANCED FUND (a)
                                                        ---------------------------    ------------------------
                                                            1998           1997           1998          1997
                                                        -----------     -----------    -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.............................   $   985,456     $   481,754    $   398,729   $   51,548
   Net realized gain (loss)..........................     3,140,287         687,695        225,623       45,528
   Change in unrealized appreciation (depreciation)
     of investments..................................        75,336         478,094      1,243,684       73,582
                                                        -----------     -----------    -----------   ----------
   Net increase (decrease) in net assets from
     operations......................................     4,201,079       1,647,543      1,868,036      170,658
                                                        -----------     -----------    -----------   ----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions...................................    21,651,343      10,862,780     20,768,914    4,294,496
     Transfers from other Funds and Guaranteed
       Interest Rate Account (Note 1)................    13,282,997       3,151,066      9,211,559    1,721,220
                                                        -----------     -----------    -----------   ----------
       Total.........................................    34,934,340      14,013,846     29,980,473    6,015,716
                                                        -----------     -----------    -----------   ----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions............     1,883,884         567,547        567,437       17,533
   Withdrawal and administrative charges.............       117,513         138,461         42,998       15,293
   Transfers to other Funds and Guaranteed
     Interest Rate Account (Note 1)..................     7,120,635       1,428,179      2,636,967      120,099
                                                        -----------     -----------    -----------   ----------
     Total...........................................     9,122,032       2,134,187      3,247,402      152,925
                                                        -----------     -----------    -----------   ----------
   Net increase in net assets from Contractowners
     transactions....................................    25,812,308      11,879,659     26,733,071    5,862,791
                                                        -----------     -----------    -----------   ----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 45 (NOTE 5)       (26,353)        (57,026)       (13,517)        (483)
                                                        -----------     -----------    -----------   ----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS....................................    29,987,034      13,470,176     28,587,590     6,032,966
NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS, BEGINNING OF PERIOD...............    21,328,458       7,858,282      6,032,966           --
                                                        -----------     -----------    -----------   ----------
NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS, END OF PERIOD.....................   $51,315,492     $21,328,458    $34,620,556   $6,032,966
                                                        ===========     ===========    ===========   ==========
                                                                          ASSET ALLOCATION SERIES:
                                                         -------------------------------------------------------
                                                                   ALLIANCE
                                                                   GROWTH                 MERRILL LYNCH WORLD
                                                                INVESTORS FUND              STRATEGY FUND (a)
                                                         ---------------------------    ------------------------
                                                             1998           1997           1998          1997
                                                         ------------    -----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.............................    $    822,873    $   736,541    $   10,810    $    2,974
   Net realized gain (loss)..........................      10,536,120      3,620,598       (38,321)       24,219
   Change in unrealized appreciation (depreciation)
     of investments..................................       4,546,177      1,844,488       211,040      (129,123)
                                                         ------------    -----------    ----------    ----------
   Net increase (decrease) in net assets from
     operations......................................      15,905,170      6,201,627       183,529      (101,930)
                                                         ------------    -----------    ----------    ----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
     Contributions...................................      44,347,044     32,084,069     2,756,653     2,043,811
     Transfers from other Funds and Guaranteed
       Interest Rate Account (Note 1)................      13,494,160      7,981,423     1,208,993       561,601
                                                         ------------    -----------    ----------    ----------
       Total.........................................      57,841,204     40,065,492     3,965,646     2,605,412
                                                         ------------    -----------    ----------    ----------
WITHDRAWAL AND TRANSFERS:
   Benefits and other policy transactions............       3,711,360      1,014,211       125,335         3,514
   Withdrawal and administrative charges.............         325,958        421,582        13,717         2,597
   Transfers to other Funds and Guaranteed
     Interest Rate Account (Note 1)..................       9,119,743      2,744,848       463,447        84,455
                                                         ------------    -----------    ----------    ----------
     Total...........................................      13,157,061      4,180,641       602,499        90,566
                                                         ------------    -----------    ----------    ----------
   Net increase in net assets from Contractowners
     transactions....................................      44,684,143     35,884,851     3,363,147     2,514,846
                                                         ------------    -----------    ----------    ----------
NET (INCREASE) DECREASE IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 45 (NOTE 5)         (93,008)      (111,839)      (17,508)         (121)
                                                         ------------    -----------    ----------    ----------
INCREASE IN NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS....................................      60,496,305     41,974,639     3,529,168     2,412,795
NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS, BEGINNING OF PERIOD...............      65,983,034     24,008,395     2,412,795            --
                                                         ------------    -----------    ----------    ----------
NET ASSETS ATTRIBUTABLE TO
   CONTRACTOWNERS, END OF PERIOD.....................    $126,479,339    $65,983,034    $5,941,963    $2,412,795
                                                         ============    ===========    ==========    ==========

-------------------
See Notes to Financial Statements.
(a)  Commenced operations on May 1, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1.   General

     The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account No. 45 (the Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940
     Act). Alliance Capital Management L.P., an indirect majority owned subsidiary of Equitable Life, manages The Hudson River Trust (HRT) and is the investment adviser for all of the investment funds of HRT. EQ Financial Consultants, Inc., ("EQFC") is a wholly owned subsidiary of Equitable Life. EQFC manages the EQ Advisors Trust (EQAT) and has overall responsibility for general management and administration of EQAT. The Account consists of 25 investment funds (Funds): Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance High Yield Fund, T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Alliance Growth & Income Fund, BT Equity 500 Index Fund, Alliance Equity Index Fund, Merrill Lynch Basic Value Equity Fund, Alliance Common Stock Fund, MFS Research Fund, Alliance Global Fund, Alliance International Fund, BT International Equity Index Fund, T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Alliance Aggressive Stock Fund, Warburg Pincus Small Company Value Fund, Alliance Small Cap Growth Fund, BT Small Company Index Fund, MFS Emerging Growth Companies Fund, Alliance Conservative Investors Fund, EQ/Putnam Balanced Fund, Alliance Growth Investors Fund and Merrill Lynch World Strategy Fund. The assets in each Fund are invested in shares of a corresponding portfolio (Portfolio) of a mutual fund, Class 1A and 1B shares of HRT or Class 1B shares of EQAT (collectively, the "Trusts"). Class 1A and 1B shares are offered by the Trusts at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class 1B shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class 1B shares in respect of activities primarily intended to result in the sale of the Class 1B shares. These fees are reflected in the net asset value of the shares. Class 1A shares of HRT continue to be purchased by contracts in-force prior to May 1, 1997. The Trusts are open-ended, diversified management investment companies that sell their shares to separate accounts of insurance companies. Each Portfolio has separate investment objectives.

     EQFC earns fees from both Trusts under distribution agreements held with the Trusts. EQFC also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with the HRT.

     The Account is used to fund benefits for the Equitable Accumulator and Income Manager Accumulator non-qualified deferred variable annuities which combine the portfolios in the Account with guaranteed fixed rate options, and the Equitable Accumulator IRA and Income Manager Accumulator IRA, which offer the same investment options as Equitable Accumulator and Income Manager Accumulator for the non-qualified market. The Equitable Accumulator and Income Manager Accumulator are also available for purchase by certain types of qualified plans. The Equitable Accumulator (IRA, NQ and QP) and Income Manager Accumulator (IRA, NQ and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

     All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

     Receivable/Payable for policy-related transactions represent amounts due to/from general account predominately related to premiums, surrenders and death benefit.

     Contractowners may allocate amounts in their individual accounts to the Funds of the Account, and/or to the guaranteed interest account of Equitable Life's General Account, and/or to other Separate Accounts. The net assets of any Fund of the Account may not be less than the aggregate of the Contractowners' accounts allocated to that Fund. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required under the state insurance law. Equitable Life's General Account is subject to creditor rights.

     Included in the Withdrawal and Administrative Charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 1998

2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments are made in shares of the Trust and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions in the Trusts are recorded on the trade date. Realized gains and losses include (1) gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions which are distributed by the Trusts at the end of each year and automatically reinvested in additional shares. Dividends are recorded by HRT at the end of each quarter and by EQAT in the fourth quarter on the ex-dividend date. Capital gains are distributed by the Trust at the end of each year.

     No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.

3.   Asset Charges

     Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges for mortality and expense risks at an annual rate of 1.10% of daily net assets for Equitable Accumulator Contracts (0.90% for Income Manager Accumulator Contracts). In addition, asset-based administrative charges are also charged to the account at an annual rate of 0.25% of daily net assets. The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Trusts. The aggregate of these charges may not exceed a total effective annual rate of 1.35% for Equitable Accumulator (1.15% for Income Manager Accumulator). Trust shares are valued at their net asset value with investment advisory or management fees, the 12b-1 fee, and other expenses of the Trust, in effect, passed on to the Account and reflected in the accumulation unit values of the Contracts.

4.   Contributions, Transfers and Charges

     Net accumulation units issued and redeemed during the periods indicated were:

                                                 DECEMBER 31,     DECEMBER 31,
                                                     1998             1997
                                                --------------   --------------
     ALLIANCE MONEY MARKET FUND                              (IN THOUSANDS)
     --------------------------                              --------------
       Net Issued (Redeemed) Class A 115bp ..........      (89)         (374)
       Net Issued (Redeemed) Class B 0bp ............      853         1,178
       Net Issued (Redeemed) Class B 115bp ..........      399           794
       Net Issued (Redeemed) Class B 135bp ..........    1,566            --

ALLIANCE INTERMEDIATE  GOVERNMENT  SECURITIES FUND
--------------------------------------------------

       Net Issued (Redeemed) Class A 115bp ..........      111           161
       Net Issued (Redeemed) Class B 115bp ..........      734           345
       Net Issued (Redeemed) Class B 135bp ..........      928            --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.   Contributions, Transfers and Charges (Continued)

     Net accumulation units issued and redeemed during the periods indicated were:

                                           DECEMBER 31,     DECEMBER 31,
                                              1998             1997
                                         --------------   --------------
     ALLIANCE HIGH YIELD FUND (a)                  (IN THOUSANDS)
     ----------------------------

       Net Issued (Redeemed) Class A 115bp.....    75          98
       Net Issued (Redeemed) Class B 115bp.....   946         505
       Net Issued (Redeemed) Class B 135bp.....   801          --

     T. ROWE PRICE EQUITY INCOME FUND (a)
     ------------------------------------

       Net Issued (Redeemed) Class B 115bp..... 1,537       1,565
       Net Issued (Redeemed) Class B 135bp..... 1,059          --

     EQ/PUTNAM GROWTH & INCOME FUND (a)
     ----------------------------------

       Net Issued (Redeemed) Class B 115bp..... 1,117       1,230
       Net Issued (Redeemed) Class B 135bp.....   867          --

     ALLIANCE GROWTH & INCOME FUND
     -----------------------------

       Net Issued (Redeemed) Class A 115bp.....    48       2,377
       Net Issued (Redeemed) Class B 115bp..... 2,016       1,829
       Net Issued (Redeemed) Class B 135bp..... 1,854          --

     BT EQUITY 500 INDEX  (c)
     ------------------------

       Net Issued (Redeemed) Class B 115bp..... 2,189          --
       Net Issued (Redeemed) Class B 135bp..... 2,246          --

     ALLIANCE EQUITY INDEX FUND (a)
     ------------------------------

       Net Issued (Redeemed) Class A 115bp.....    --          --
       Net Issued (Redeemed) Class B 115bp.....     9           5
       Net Issued (Redeemed) Class B 135bp.....     2          --

     MERRILL LYNCH BASIC VALUE FUND (a)
     ----------------------------------

       Net Issued (Redeemed) Class B 115bp..... 1,278         849
       Net Issued (Redeemed) Class B 135bp..... 1,010          --

     ALLIANCE COMMON STOCK FUND
     --------------------------

       Net Issued (Redeemed) Class A 115bp.....   (35)        620
       Net Issued (Redeemed) Class B 115bp.....   582         519
       Net Issued (Redeemed) Class B 135bp.....   550          --

----------
(a)  Commenced operations on May 1, 1997.
(b)  Commenced operations on August 20, 1997.
(c)  Commenced operations on January 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.   Contributions, Transfers and Charges (Continued)

     Net accumulation units issued and redeemed during the periods indicated were:

                                                DECEMBER 31,   DECEMBER 31,
                                                    1998           1997
                                               -------------  -------------
     MFS RESEARCH FUND (a)                              (IN THOUSANDS)
     ---------------------

       Net Issued (Redeemed) Class B 115bp ....    1,244            1,039
       Net Issued (Redeemed) Class B 135bp ....    1,479               --

     ALLIANCE GLOBAL FUND
     --------------------

       Net Issued (Redeemed) Class A 115bp ....     (103)             444
       Net Issued (Redeemed) Class B 115bp ....      360              308
       Net Issued (Redeemed) Class B 135bp ....      354               --

     ALLIANCE INTERNATIONAL FUND
     ---------------------------

       Net Issued (Redeemed) Class A 115bp ....     (150)             438
       Net Issued (Redeemed) Class B 115bp ....      153              285
       Net Issued (Redeemed) Class B 135bp ....      166               --

     BT INTERNATIONAL EQUITY INDEX (c)
     ---------------------------------

       Net Issued (Redeemed) Class B 115bp ....      209               --
       Net Issued (Redeemed) Class B 135bp ....      242               --

     T. ROWE PRICE INTERNATIONAL STOCK FUND (a)
     ------------------------------------------

       Net Issued (Redeemed) Class B 115bp ....      704            1,291
       Net Issued (Redeemed) Class B 113bp ....      705               --

     MORGAN STANLEY EMERGING MARKETS FUND (b)
     ----------------------------------------

       Net Issued (Redeemed) Class B 115bp ....      285              282
       Net Issued (Redeemed) Class B 135bp ....      177               --

     ALLIANCE AGGRESSIVE STOCK FUND
     ------------------------------

       Net Issued (Redeemed) Class A 115bp ....     (160)             641
       Net Issued (Redeemed) Class B 115bp ....      311              369
       Net Issued (Redeemed) Class B 135bp ....      293               --


------------------
(a)  Commenced operations on May 1, 1997.
(b)  Commenced operations on August 20, 1997.
(c)  Commenced operations on January 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.   Contributions, Transfers and Charges (Concluded)

     Net accumulation units issued and redeemed during the periods indicated were:

                                                      DECEMBER 31,  DECEMBER 31,
                                                         1998          1997
                                                     -------------  ------------
     WARBURG PINCUS SMALL COMPANY  FUND (a)                (IN THOUSANDS)
     -------------------------------------
       Net Issued (Redeemed) Class B 115bp...........    888           2,096
       Net Issued (Redeemed) Class B 135bp...........    560              --
       Net Issued (Redeemed) Class B 135bp...........  1,448              --

     ALLIANCE SMALL CAP GROWTH FUND (a)
     --------------------------------------
       Net Issued (Redeemed) Class A 115bp...........    106             208
       Net Issued (Redeemed) Class B 115bp...........  1,222           1,084
       Net Issued (Redeemed) Class B 135bp...........    775              --

     MFS EMERGING GROWTH COMPANIES FUND (a)
     -------------------------------------
       Net Issued (Redeemed) Class B 115bp...........  1,637             982
       Net Issued (Redeemed) Class B 135bp...........  1,942              --

     BT SMALL COMPANY INDEX FUND (b)
     ------------------------------------
       Net Issued (Redeemed) Class B 115bp...........    243              --
       Net Issued (Redeemed) Class B 135bp...........    284              --

     ALLIANCE CONSERVATIVE INVESTORS FUND
     --------------------------------------
       Net Issued (Redeemed) Class A 115bp...........     52             356
       Net Issued (Redeemed) Class B 115bp...........    565             295
       Net Issued (Redeemed) Class B 135bp...........    659              --

     EQ/PUTNAM BALANCED FUND (a)
     --------------------------------
       Net Issued (Redeemed) Class B 115bp...........  1,094             531
       Net Issued (Redeemed) Class B 135bp...........  1,136              --

     ALLIANCE GROWTH INVESTORS FUND
     ---------------------------------
       Net Issued (Redeemed) Class A 115bp...........    (81)            682
       Net Issued (Redeemed) Class B 115bp...........    778             581
       Net Issued (Redeemed) Class B 135bp...........    694              --

     MERRILL LYNCH WORLD STRATEGY FUND (a)
     ----------------------------------------
       Net Issued (Redeemed) Class B 115bp...........    170             232
       Net Issued (Redeemed) Class B 135bp...........    140              --

------------------
(a)  Commenced operations on May 1, 1997.
(b)  Commenced operations on January 1, 1998.
(c)  Units were made available for sale on May 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

5.   Amounts retained by Equitable Life in Separate Account No. 45

     The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and asset-based administrative charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks and asset-based administrative expenses.

     Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

     The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:

                                                    YEARS ENDED DECEMBER 31,
                                                  ------------------------------
          INVESTMENT FUND                               1998           1997
          ---------------                         ------------------------------


  Alliance Money Market Fund .....................   $  (908,916)   $(240,000)
  Alliance Intermediate Government Securities Fund      (293,270)     (60,000)
  Alliance High Yield Fund(1) ....................      (593,703)      10,000
  T. Rowe Price Equity Income Fund(1) ............      (397,541)          --
  EQ/Putnam Growth & Income Value Fund(1) ........      (300,588)          --
  Alliance Growth & Income Fund ..................    (1,926,708)    (250,000)
  BT Equity 500 Index Fund(3) ....................      (161,967)          --
  Alliance Equity Index Fund .....................        (2,128)       5,000
  Merrill Lynch Basic Value Equity Fund(1) .......      (268,189)          --
  Alliance Common Stock Fund .....................    (6,883,461)    (840,000)
  MFS Research Fund(1) ...........................      (329,924)          --
  Alliance Global Fund ...........................      (708,300)    (185,000)
  Alliance International Fund ....................      (298,470)    (120,000)
  BT International Equity Index Fund(3) ..........       (17,272)          --
  T. Rowe Price International Stock Fund(1) ......      (223,491)          --
  Morgan Stanley Emerging Markets Equity Fund(2) .       (17,574)          --
  Alliance Aggressive Stock Fund .................    (1,947,808)    (435,000)
  Warburg Pincus Small Company Value Fund(1) .....      (365,698)          --
  Alliance Small Cap Growth Fund(1) ..............      (232,599)      10,000
  BT Small Company Index Fund(3) .................       (15,197)          --
  MFS Emerging Growth Companies Fund(1) ..........      (389,504)          --
  Alliance Conservative Investors Fund ...........      (415,465)     (87,000)
  EQ/Putnam Balanced Fund(1) .....................      (196,023)          --
  Alliance Growth Investors Fund .................    (1,444,473)    (185,000)
  Merrill Lynch World Strategy Fund(1) ...........       (45,763)          --

-------------------
(1)  Commenced operations on May 1, 1997.-
(2)  Commenced operations on August 20, 1997.
(3)  Commenced operations on January 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                             YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------
                                                                      1998               1997            1996
                                                                  -----------         -----------     ----------
ALLIANCE MONEY MARKET FUND
--------------------------
Class A 115bp Unit value, beginning of period..............         $25.85                $24.81          $23.83
Class A 115bp Unit value, end of period....................         $26.92                $25.85          $24.81
Class B 0bp Unit value, beginning of period (a)............         $31.27                $30.25              --
Class B 0bp Unit value, end of period (a) .................         $32.86                $31.27              --
Class B 115bp Unit value, beginning of period (b)..........         $25.85                $25.17              --
Class B 115bp Unit value, end of period (b)................         $26.85                $25.85              --
Class B 135bp Unit value, beginning of period (c)..........         $25.31                    --              --
Class B 135bp Unit value, end of period (c)................         $25.92                    --              --
Number of units outstanding, end of period (000's):
   Class A 115bp...........................................            839                   928           1,302
   Class B 0bp.............................................          2,031                 1,178              --
   Class B 115bp...........................................          1,193                   794              --
   Class B 135bp...........................................          1,566                    --              --

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND
------------------------------------------------
Class A 115bp Unit value, beginning of period..............         $14.60                $13.77          $13.42
Class A 115bp Unit value, end of period....................         $15.55                $14.60          $13.77
Class B 115bp Unit value, beginning of period (b)..........         $14.58                $13.88              --
Class B 115bp Unit value, end of period (b)................         $15.49                $14.58              --
Class B 135bp Unit value, beginning of period (c)..........         $14.59                    --              --
Class B 135bp Unit value, end of period (c)................         $15.25                    --              --
Number of units outstanding, end of period (000's):
   Class A 115bp...........................................            524                   413             252
   Class B 115bp...........................................          1,079                   345              --
   Class B 135bp...........................................            929                    --              --

ALLIANCE HIGH YIELD FUND
------------------------
Class A 115bp Unit value, beginning of period (a)..........         $30.73                $26.95              --
Class A 115bp Unit value, end of period (a)................         $28.81                $30.73              --
Class B 115bp Unit value, beginning of period (a)..........         $30.63                $26.91              --
Class B 115bp Unit value, end of period (a)................         $28.65                $30.63              --
Class B 135bp Unit value, beginning of period (c)..........         $31.54                    --              --
Class B 135bp Unit value, end of period (c)................         $27.96                    --              --
Number of units outstanding, end of period (000's):
   Class A 115bp...........................................            173                    98              --
   Class B 115bp...........................................          1,451                   505              --
   Class B 135bp...........................................            801                    --              --

-------------------
(a)  Commenced operations on May 1, 1997.
(b)  Units were made available for sale on May 1, 1997.
(c)  Units were made available for sale on May 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                            YEARS ENDED DECEMBER 31,
                                                                  ------------------------------------------
                                                                      1998            1997           1996
                                                                  -----------      -----------    ----------
                                                                                                  C>
T. ROWE PRICE EQUITY INCOME FUND (a)
------------------------------------
Class B 115bp Unit value, beginning of period..............         $12.12           $10.00           --
Class B 115bp Unit value, end of period....................         $13.07           $12.12           --
Class B 135bp Unit value, beginning of period (c)..........         $13.19               --           --
Class B 135bp Unit value, end of period (c)................         $13.02               --           --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................          3,102            1,565           --
   Class B 135bp...........................................          1,059               --           --

EQ/PUTNAM GROWTH & INCOME VALUE FUND (a)
----------------------------------------
Class B 115bp Unit value, beginning of period..............         $11.53           $10.00           --
Class B 115bp Unit value, end of period....................         $12.86           $11.53           --
Class B 135bp Unit value, beginning of period (c) .........         $12.86               --           --
Class B 135bp Unit value, end of period (c) ...............         $12.82               --           --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................          2,347            1,230           --
   Class B 135bp...........................................            867               --           --

ALLIANCE GROWTH & INCOME FUND
-----------------------------
Class A 115bp Unit value, beginning of period..............         $17.83           $14.23       $11.99
Class A 115bp Unit value, end of period....................         $21.30           $17.83       $14.23
Class B 115bp Unit value, beginning of period (b)..........         $17.80           $14.67           --
Class B 115bp Unit value, end of period (b)................         $21.22           $17.80           --
Class B 135bp Unit value, beginning of period (c)..........         $19.99               --           --
Class B 135bp Unit value, end of period (c)................         $20.99               --           --
Number of units outstanding, end of period (000's):
   Class A 115bp...........................................          3,481            3,433        1,056
   Class B 115bp...........................................          3,845            1,829           --
   Class B 135bp...........................................          1,853               --           --

BT EQUITY 500 INDEX FUND (c)
----------------------------
Class B 115bp Unit value, beginning of period..............         $10.00               --           --
Class B 115bp Unit value, end of period....................         $12.37               --           --
Class B 135bp Unit value, beginning of period (c)..........         $11.28               --           --
Class B 135bp Unit value, end of period (c)................         $12.34               --           --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................          2,189               --           --
   Class B 135bp...........................................          2,426               --           --

-------------------
(a)  Commenced operations on May 1, 1997.
(b)  Units were made available for sale on May 1, 1997.
(c)  Units were made available for sale on May 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                             YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------
                                                                      1998               1997            1996
                                                                  -----------         -----------     ----------
ALLIANCE EQUITY INDEX FUND (a)
------------------------------
Class A 115bp Unit value, beginning of period..............         $21.41                $17.62             --
Class A 115bp Unit value, end of period....................         $27.11                $21.41             --
Class B 115bp Unit value, beginning of period..............         $21.38                $17.62             --
Class B 115bp Unit value, end of period....................         $26.99                $21.38             --
Class B 135bp Unit value, beginning of period (d)..........         $24.44                    --             --
Class B 135bp Unit value, end of period (d)................         $26.73                    --             --
Number of units outstanding, end of period (000's):
   Class A 115bp...........................................             --                    --             --
   Class B 115bp...........................................             14                     5             --
   Class B 135bp...........................................              2                    --             --

MERRILL LYNCH BASIC VALUE EQUITY FUND (a)
-----------------------------------------
Class B 115bp Unit value, beginning of period (b)..........         $11.61                $10.00             --
Class B 115bp Unit value, end of period (b)................         $12.81                $11.61             --
Class B 135bp Unit value, beginning of period (d)..........         $13.70                    --             --
Class B 135bp Unit value, end of period (d)................         $12.76                    --             --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................          2,127                   849             --
   Class B 135bp...........................................          1,009                    --             --

ALLIANCE COMMON STOCK FUND
--------------------------
Class A 115bp Unit value, beginning of period..............        $195.37               $152.96        $124.52
Class A 115bp Unit value, end of period....................        $249.88               $195.37        $152.96
Class B 115bp Unit value, beginning of period (b)..........        $194.74               $153.35             --
Class B 115bp Unit value, end of period (b)................        $248.45               $194.74             --
Class B 135bp Unit value, beginning of period (d)..........        $211.50                    --             --
Class B 135bp Unit value, end of period (d)................        $237.18                    --             --
Number of units outstanding, end of period (000's):
   Class A 115bp...........................................          1,079                 1,114            494
   Class B 115bp...........................................          1,101                   519             --
   Class B 135bp...........................................            550                    --             --

-------------------
(a)  Commenced operations on May 1, 1997.
(b)  Units were made available for sale on May 1, 1997.
(c)  Commenced operations on January 1, 1998.
(d)  Units were made available for sale on May 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                             YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------
                                                                      1998               1997            1996
                                                                  -----------         -----------     ----------
MFS RESEARCH FUND (a)
---------------------
Class B 115bp Unit value, beginning of period..............         $11.52               $10.00             --
Class B 115bp Unit value, end of period....................         $14.13               $11.52             --
Class B 135bp Unit value, beginning of period (d)..........         $13.53                   --             --
Class B 135bp Unit value, end of period (d)................         $14.08                   --             --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................          2,283                1,039             --
   Class B 135bp...........................................          1,479                   --             --

ALLIANCE GLOBAL FUND
--------------------
Class A 115bp Unit value, beginning of period..............         $27.85               $25.25         $22.29
Class A 115bp Unit value, end of period....................         $33.53               $27.85         $25.25
Class B 115bp Unit value, beginning of period (c)..........         $27.76               $24.87             --
Class B 115bp Unit value, end of period (c)................         $33.34               $27.76             --
Class B 135bp Unit value, beginning of period (d)..........         $31.57                   --             --
Class B 135bp Unit value, end of period (d)................         $32.58                   --             --
Number of units outstanding, end of period (000's):
   Class A 115bp...........................................            971                1,074            609
   Class B 115bp...........................................            668                  308             --
   Class B 135bp...........................................            354                   --             --

ALLIANCE INTERNATIONAL FUND
---------------------------
Class A 115bp Unit value, beginning of period..............         $11.48               $11.98         $11.03
Class A 115bp Unit value, end of period....................         $12.54               $11.48         $11.98
Class B 115bp Unit value, beginning of period (c)..........         $11.46               $11.86             --
Class B 115bp Unit value, end of period (c)................         $12.49               $11.46             --
Class B 135bp Unit value, beginning of period (d)..........         $13.41                   --             --
Class B 135bp Unit value, end of period (d)................         $12.40                   --             --
Number of units outstanding, end of period (000's):
   Class A 115bp...........................................          1,001                1,151            717
   Class B 115bp...........................................            438                  285             --
   Class B 135bp...........................................            166                   --             --

-------------------
(a)  Commenced operations on May 1, 1997.
(b)  Commenced operations on January 1, 1998.
(c)  Units were made available for sale on May 1, 1997.
(d)  Units were made available for sale on May 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                             YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------
                                                                      1998               1997            1996
                                                                  -----------         -----------     ----------

BT INTERNATIONAL EQUITY INDEX FUND (c)
--------------------------------------
Class B 115bp Unit value, beginning of period..............         $10.00                 --             --
Class B 115bp Unit value, end of period....................         $11.87                 --             --
Class B 135bp Unit value, beginning of period (e)..........         $11.50                 --             --
Class B 135bp Unit value, end of period (e)................         $11.85                 --             --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................            209                 --             --
   Class B 135bp...........................................            242                 --             --

T. ROWE PRICE INTERNATIONAL STOCK FUND (a)
------------------------------------------
Class B 115bp Unit value, beginning of period..............          $9.77             $10.00             --
Class B 115bp Unit value, end of period....................         $10.98              $9.77             --
Class B 135bp Unit value, beginning of period (e)..........         $11.13                 --             --
Class B 135bp Unit value, end of period (e)................         $10.95                 --             --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................          1,995              1,291             --
   Class B 135bp...........................................            705                 --             --

MORGAN STANLEY EMERGING MARKETS EQUITY FUND (b)
-----------------------------------------------
Class B 115bp Unit value, beginning of period..............          $7.95             $10.00             --
Class B 115bp Unit value, end of period....................          $5.73              $7.95             --
Class B 135bp Unit value, beginning of period(e)...........          $8.23                 --             --
Class B 135bp Unit value, end of period (e)................          $5.72                 --             --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................            567                282             --
   Class B 135bp...........................................            177                 --             --

ALLIANCE AGGRESSIVE STOCK FUND
------------------------------
Class A 115bp Unit value, beginning of period..............         $72.23             $65.94         $54.59
Class A 115bp Unit value, end of period....................         $71.60             $72.23         $65.94
Class B 115bp Unit value, beginning of period (d)..........         $72.00             $62.84             --
Class B 115bp Unit value, end of period (d)................         $71.21             $72.00             --
Class B 135bp Unit value, beginning of period (e)..........         $79.87                 --             --
Class B 135bp Unit value, end of period (e)................         $69.37                 --             --
Number of units outstanding, end of period (000's):
   Class A 115bp...........................................          1,101              1,261            620
   Class B 115bp...........................................            680                369             --
   Class B 135bp...........................................            293                 --             --

-------------------
(a)  Commenced operations on May 1, 1997.
(b)  Commenced operations on August 20, 1997.
(c)  Commenced operations on January 1, 1998.
(d)  Units were made available for sale May 1, 1997.
(e)  Units were made available for sale on May 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                             YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------
                                                                      1998               1997            1996
                                                                  -----------         -----------     ----------
WARBURG PINCUS SMALL COMPANY VALUE FUND (a)
-------------------------------------------
Class B 115bp Unit value, beginning of period..............         $11.82              $10.00             --
Class B 115bp Unit value, end of period....................         $10.52              $11.82             --
Class B 135bp Unit value, beginning of period (c)..........         $12.72                  --             --
Class B 135bp Unit value, end of period (c)................         $10.48                  --             --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................          2,984               2,096             --
   Class B 135bp...........................................            560                  --             --

ALLIANCE SMALL CAP GROWTH FUND (a)
----------------------------------
Class A 115bp Unit value, beginning of period..............         $12.57              $10.00             --
Class A 115bp Unit value, end of period....................         $11.90              $12.57             --
Class B 115bp Unit value, beginning of period..............         $12.55              $10.00             --
Class B 115bp Unit value, end of period....................         $11.86              $12.55             --
Class B 135bp Unit value, beginning of period (c)..........         $14.29                  --             --
Class B 135bp Unit value, end of period (c)................         $11.82                  --             --
Number of units outstanding, end of period (000's):
   Class A 115bp...........................................            314                 208             --
   Class B 115bp...........................................          2,306               1,084             --
   Class B 135bp...........................................            775                  --             --

BT SMALL COMPANY INDEX FUND (b)
-------------------------------
Class B 115bp Unit value, beginning of period..............         $10.00                  --             --
Class B 115bp Unit value, end of period....................          $9.66                  --             --
Class B 135bp Unit value, beginning of period (c)..........         $10.97                  --             --
Class B 135bp Unit value, end of period (c)................          $9.64                  --             --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................            244                  --             --
   Class B 135bp...........................................            284                  --             --

MFS EMERGING GROWTH FUND (a)
----------------------------
Class B 115bp Unit value, beginning of period..............         $12.15              $10.00             --
Class B 115bp Unit value, end of period....................         $16.16              $12.15             --
Class B 135bp Unit value, beginning of period (c)..........         $14.42                  --             --
Class B 135bp Unit value, end of period (c)................         $16.10                  --             --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................          2,619                 982             --
   Class B 135bp...........................................          1,942                  --             --

-------------------
(a)  Commenced operations on May 1, 1997.
(b)  Commenced operations on January 1, 1998.
(c)  Units were made available for sale on May 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                             YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------
                                                                      1998               1997            1996
                                                                  -----------         -----------     ----------

ALLIANCE CONSERVATIVE INVESTORS FUND
------------------------------------
Class A 115bp Unit value, beginning of period..............          $19.26             $17.21           $16.55
Class A 115bp Unit value, end of period....................          $21.68             $19.26           $17.21
Class B 115bp Unit value, beginning of period (b)..........          $19.23             $17.33               --
Class B 115bp Unit value, end of period (b)................          $21.60             $19.23               --
Class B 135bp Unit value, beginning of period (c)..........          $20.06                 --               --
Class B 135bp Unit value, end of period (c)................          $21.20                 --               --
Number of units outstanding, end of period (000's):
   Class A 115bp...........................................             865                813              457
   Class B 115bp...........................................             860                295               --
   Class B 135bp...........................................             659                 --               --

EQ/PUTNAM BALANCED FUND (a)
---------------------------
Class B 115bp Unit value, beginning of period..............          $11.36             $10.00               --
Class B 115bp Unit value, end of period....................          $12.56             $11.36               --
Class B 135bp Unit value, beginning of period (c)..........          $12.29                 --               --
Class B 135bp Unit value, end of period (c)................          $12.51                 --               --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................           1,625                531               --
   Class B 135bp...........................................           1,136                 --               --

ALLIANCE GROWTH INVESTORS FUND
------------------------------
Class A 115bp Unit value, beginning of period..............          $30.31             $26.26           $23.59
Class A 115bp Unit value, end of period....................          $35.70             $30.31           $26.26
Class B 115bp Unit value, beginning of period (b)..........          $30.22             $26.23               --
Class B 115bp Unit value, end of period (b)................          $35.50             $30.22               --
Class B 135bp Unit value, beginning of period (c)..........          $32.93                 --               --
Class B 135bp Unit value, end of period (c)................          $34.84                 --               --
Number of units outstanding, end of period (000's):
   Class A 115bp...........................................           1,515              1,596              914
   Class B 115bp...........................................           1,359                581               --
   Class B 135bp...........................................             694                 --               --

-------------------
(a)  Commenced operations on May 1, 1997.
(b)  Units were made available for sale on May 1, 1997.
(c)  Units were made available for sale on May 1, 1998.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1998

6.   Accumulation Unit Values (Concluded)

     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                             YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------
                                                                      1998               1997            1996
                                                                  -----------         -----------     ----------

MERRILL LYNCH WORLD STRATEGY FUND (a)
-------------------------------------

Class B 115bp Unit value, beginning of period..............         $10.39              $10.00             --
Class B 115bp Unit value, end of period....................         $10.97              $10.39             --
Class B 135bp Unit value, beginning of period (b)..........         $11.31                  --             --
Class B 135bp Unit value, end of period (b)................         $10.94                  --             --
Number of units outstanding, end of period (000's):
   Class B 115bp...........................................            402                 232             --
   Class B 135bp...........................................            140                  --             --

-------------------
(a)  Commenced operations on May 1, 1997.
(b)  Units were made available for sale on May 1, 1998.

                        Report of Independent Accountants


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for long-lived assets in 1996.




/s/PricewaterhouseCoopers LLP
-----------------------------
PricewaterhouseCoopers LLP
New York, New York
February 8, 1999

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1998 AND 1997

                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,993.7        $    19,630.9
    Held to maturity, at amortized cost.....................................           125.0                  -
  Mortgage loans on real estate.............................................         2,809.9              2,611.4
  Equity real estate........................................................         1,676.9              2,495.1
  Policy loans..............................................................         2,086.7              2,422.9
  Other equity investments..................................................           713.3                951.5
  Investment in and loans to affiliates.....................................           928.5                731.1
  Other invested assets.....................................................           808.2                612.2
                                                                              -----------------    -----------------
      Total investments.....................................................        28,142.2             29,455.1
Cash and cash equivalents...................................................         1,245.5                300.5
Deferred policy acquisition costs...........................................         3,563.8              3,236.6
Amounts due from discontinued operations....................................             2.7                572.8
Other assets................................................................         3,051.9              2,687.4
Closed Block assets.........................................................         8,632.4              8,566.6
Separate Accounts assets....................................................        43,302.3             36,538.7
                                                                              -----------------    -----------------

Total Assets................................................................   $    87,940.8        $    81,357.7
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................   $    20,889.7        $    21,579.5
Future policy benefits and other policyholders' liabilities.................         4,694.2              4,553.8
Short-term and long-term debt...............................................         1,181.7              1,716.7
Other liabilities...........................................................         3,474.3              3,267.2
Closed Block liabilities....................................................         9,077.0              9,073.7
Separate Accounts liabilities...............................................        43,211.3             36,306.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................        82,528.2             76,497.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,110.2              3,105.8
Retained earnings...........................................................         1,944.1              1,235.9
Accumulated other comprehensive income......................................           355.8                516.3
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         5,412.6              4,860.5
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................   $    87,940.8        $    81,357.7
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,056.2       $       950.6      $       874.0
Premiums......................................................          588.1               601.5              597.6
Net investment income.........................................        2,228.1             2,282.8            2,203.6
Investment gains (losses), net................................          100.2               (45.2)              (9.8)
Commissions, fees and other income............................        1,503.0             1,227.2            1,081.8
Contribution from the Closed Block............................           87.1               102.5              125.0
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        5,562.7             5,119.4            4,872.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,153.0             1,266.2            1,270.2
Policyholders' benefits.......................................        1,024.7               978.6            1,317.7
Other operating costs and expenses............................        2,201.2             2,203.9            2,075.7
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        4,378.9             4,448.7            4,663.6
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change.................................        1,183.8               670.7              208.6
Federal income taxes..........................................          353.1                91.5                9.7
Minority interest in net income of consolidated subsidiaries..          125.2                54.8               81.7
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations before cumulative
  effect of accounting change.................................          705.5               524.4              117.2
Discontinued operations, net of Federal income taxes..........            2.7               (87.2)             (83.8)
Cumulative effect of accounting change, net of Federal
  income taxes................................................            -                   -                (23.1)
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,105.8             3,105.8            3,105.8
Additional capital in excess of par value.....................            4.4                 -                  -
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        3,110.2             3,105.8            3,105.8

Retained earnings, beginning of year..........................        1,235.9               798.7              788.4
Net earnings..................................................          708.2               437.2               10.3
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        1,944.1             1,235.9              798.7
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income,
  beginning of year...........................................          516.3               177.0              361.4
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          355.8               516.3              177.0
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    5,412.6       $     4,860.5      $     4,084.0
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
  adjustment..................................................         (149.5)              343.7             (206.6)
Minimum pension liability adjustment..........................          (11.0)               (4.4)              22.2
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $      547.7       $       776.5      $      (174.1)
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Net earnings..................................................   $      708.2       $       437.2      $        10.3
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,153.0             1,266.2            1,270.2
  Universal life and investment-type product
    policy fee income.........................................       (1,056.2)             (950.6)            (874.0)
  Investment (gains) losses...................................         (100.2)               45.2                9.8
  Change in Federal income tax payable........................          123.1               (74.4)            (197.1)
  Other, net..................................................         (324.9)              169.4              330.2
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          503.0               893.0              549.4
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,289.0             2,702.9            2,275.1
  Sales.......................................................       16,972.1            10,385.9            8,964.3
  Purchases...................................................      (18,578.5)          (13,205.4)         (12,559.6)
  Decrease (increase) in short-term investments...............          102.4              (555.0)             450.3
  Decrease in loans to discontinued operations................          660.0               420.1            1,017.0
  Sale of subsidiaries........................................            -                 261.0                -
  Other, net..................................................         (341.8)             (612.6)            (281.0)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,103.2              (603.1)            (133.9)
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        1,508.1             1,281.7            1,925.4
    Withdrawals...............................................       (1,724.6)           (1,886.8)          (2,385.2)
  Net (decrease) increase in short-term financings............         (243.5)              419.9                (.3)
  Repayments of long-term debt................................          (24.5)             (196.4)            (124.8)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................          (87.2)              (83.9)               -
  Other, net..................................................          (89.5)              (62.7)             (66.5)
                                                                -----------------  -----------------  -----------------

Net cash used by financing activities.........................         (661.2)             (528.2)            (651.4)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          945.0              (238.3)            (235.9)
Cash and cash equivalents, beginning of year..................          300.5               538.8              774.7
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,245.5       $       300.5      $       538.8
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      130.7       $       217.1      $       109.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      254.3       $       170.0      $       (10.0)
                                                                =================  =================  =================

                See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which continues to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), in which Equitable Life has a 57.7% ownership interest, and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate in which Equitable Life has a 32.5% ownership interest. AXA ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.5% at December 31, 1998 (53.4% if all securities convertible into, and options on, common stock were to be converted or exercised).

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance, the results of DLJ which are accounted for on an equity basis, and, through June 10, 1997, Equitable Real Estate Investment Management, Inc. ("EREIM"), a real estate investment management subsidiary which was sold. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiary (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance and EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1998," "1997" and "1996" refer to the years ended December 31, 1998, 1997 and 1996, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1998 presentation.

        Closed Block

        On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        Discontinued operations include the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and the Guaranteed Interest Contract ("GIC") lines of business. An allowance was established for the premium deficiency reserve for Wind-Up Annuities and estimated future losses of the GIC line of business. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1998 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        Accounting Changes

        In June 1997, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for public companies to report information about operating segments in annual and interim financial statements issued to shareholders. It also specifies related disclosure requirements for products and services, geographic areas and major customers. Generally, financial information must be reported using the basis management uses to make operating decisions and to evaluate business performance. The Company implemented SFAS No. 131 effective December 31, 1998 and continues to identify two operating segments to reflect its major businesses: Insurance and Investment Services. While the segment descriptions are the same as those previously reported, certain amounts have been reattributed between the two reportable segments. Prior period comparative segment information has been restated.

        In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," as of January 1, 1996. SFAS No. 121 requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds. Adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held for production of income. Real estate which management intends to sell or abandon is classified as real estate held for sale. Valuation allowances on real estate held for sale continue to be computed using the lower of depreciated cost or estimated fair value, net of disposition costs. Initial adoption of the impairment requirements of SFAS No. 121 to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities vacated in 1996.

        New Accounting Pronouncements

        In October 1998, the FASB issued SFAS No. 134, "Accounting for Mortgage-Backed Securities Retained after the Securitization of Mortgage Loans Held for Sale by a Mortgage Banking Enterprise," which amends existing  accounting and reporting  standards for certain  activities of mortgage banking enterprises and other enterprises that conduct operations that are substantially similar to the primary operations of a mortgage banking enterprise. This statement is effective for the first fiscal quarter beginning after December 15, 1998. This statement is not expected to have a material impact on the Company's consolidated financial statements.

        In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

        SFAS No. 133 requires adoption in fiscal years beginning after June 15, 1999 and permits early adoption as of the beginning of any fiscal quarter following issuance of the statement. Retroactive application to financial statements of prior periods is prohibited. The Company expects to adopt SFAS No. 133 effective January 1, 2000. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

        In late 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that Do Not Transfer Insurance Risk". This SOP, effective for fiscal years beginning after June 15, 1999, provides guidance to both the insured and insurer on how to apply the deposit method of accounting when it is required for insurance and reinsurance contracts that do not transfer insurance risk. The SOP does not address or change the requirements as to when deposit accounting should be applied. SOP 98-7 applies to all entities and all insurance and reinsurance contracts that do not transfer insurance risk except for long-duration life and health insurance contracts. This SOP is not expected to have a material impact on the Company's consolidated financial statements.

        In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not required. SOP 97-3 is not expected to have a material impact on the Company's consolidated financial statements.

        Valuation of Investments

        Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Valuation allowances are netted against the asset categories to which they apply.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains, Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized   investment   gains   (losses)  are   determined  by  specific
        identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

        Unrealized investment gains and losses on equity securities and fixed maturities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1998, the expected investment yield, excluding policy loans, generally ranged from 7.29% grading to 6.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996 a loss recognition study of participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, such as expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million related to DI products issued prior to July 1993. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its Pension Par and DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $938.6 million and $886.7 million at December 31, 1998 and 1997, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding reserve strengthening in 1996) are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Incurred benefits related to current year..........  $       202.1       $      190.2       $      189.0
        Incurred benefits related to prior years...........           22.2                2.1               69.1
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       224.3       $      192.3       $      258.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        17.0       $       28.8       $       32.6
        Benefits paid related to prior years...............          155.4              146.2              153.3
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       172.4       $      175.0       $      185.9
                                                            =================   ================   =================

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  board  of  directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 1998, participating policies, including those in the Closed Block, represent approximately 19.9% ($49.3 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1998, 1997 and 1996, investment results of such Separate Accounts were $4,591.0 million, $3,411.1 million and $2,970.6 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Employee Stock Option Plan

        The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the Statement, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option price. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        Gross               Gross
                                                   Amortized          Unrealized         Unrealized          Estimated
                                                      Cost              Gains              Losses            Fair Value
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (In Millions)
        December 31, 1998
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
            Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,464.1              107.6                 .7             1,571.0
            States and political subdivisions..           55.0                9.9                -                  64.9
            Foreign governments................          363.3               20.9               30.0               354.2
            Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $        58.3      $       114.9       $       22.5       $       150.7
                                                =================  =================   ================   =================

        December 31, 1997
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,850.5      $       785.0       $       74.5       $    15,561.0
            Mortgage-backed....................        1,702.8               23.5                1.3             1,725.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,583.2               83.9                 .6             1,666.5
            States and political subdivisions..           52.8                6.8                 .1                59.5
            Foreign governments................          442.4               44.8                2.0               485.2
            Redeemable preferred stock.........          128.0                6.7                1.0               133.7
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,759.7      $       950.7       $       79.5       $    19,630.9
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $       408.4      $        48.7       $       15.0       $       442.1
                                                =================  =================   ================   =================

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value having an amortized cost of $3,539.9 million and $3,759.2 million, respectively, had estimated fair values of $3,748.5 million and $3,903.9 million, respectively.

        The contractual maturity of bonds at December 31, 1998 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Due in one year or less................................................  $      324.8       $      323.4
        Due in years two through five..........................................       3,778.2            3,787.9
        Due in years six through ten...........................................       6,543.4            6,594.1
        Due after ten years....................................................       5,756.8            6,219.5
        Mortgage-backed securities.............................................       1,807.9            1,830.3
                                                                                ----------------   -----------------
        Total..................................................................  $   18,211.1       $   18,755.2
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $125.0 million are due in one year or less.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1998, approximately 15.1% of the $18,336.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        Fixed maturity investments with restructured or modified terms are not material.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balances, beginning of year........................  $       384.5       $      137.1       $      325.3
        SFAS No. 121 release...............................            -                  -               (152.4)
        Additions charged to income........................           86.2              334.6              125.0
        Deductions for writedowns and
          asset dispositions...............................         (240.1)             (87.2)            (160.8)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        34.3       $       55.8       $       50.4
          Equity real estate...............................          196.3              328.7               86.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        At December 31, 1998, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.8 million.

        At December 31, 1998 and 1997, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $7.0 million (0.2% of total mortgage loans on real estate) and $23.4 million (0.9% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $115.1 million and $183.4 million at December 31, 1998 and 1997, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.3 million, $17.2 million and $35.5 million in 1998, 1997 and 1996, respectively. Gross interest income on these loans included in net investment income aggregated $8.3 million, $12.7 million and $28.2 million in 1998, 1997 and 1996, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   1998                 1997
                                                                            -------------------  -------------------
                                                                                         (In Millions)
        Impaired mortgage loans with provision for losses..................  $        125.4       $        196.7
        Impaired mortgage loans without provision for losses...............             8.6                  3.6
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           134.0                200.3
        Provision for losses...............................................           (29.0)               (51.8)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        105.0       $        148.5
                                                                            ===================  ===================

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1998, 1997 and 1996, respectively, the Company's average recorded investment in impaired mortgage loans was $161.3 million, $246.9 million and $552.1 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $15.2 million and $38.8 million ($.9 million, $2.3 million and $17.9 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1998 and 1997, the carrying value of equity real estate held for sale amounted to $836.2 million and $1,023.5 million, respectively. For 1998, 1997 and 1996, respectively, real estate of $7.1 million, $152.0 million and $58.7 million was acquired in satisfaction of debt. At December 31, 1998 and 1997, the Company owned $552.3 million and $693.3 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $374.8 million and $541.1 million at December 31, 1998 and 1997, respectively. Depreciation expense on real estate totaled $30.5 million, $74.9 million and $91.8 million for 1998, 1997 and 1996, respectively.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for real estate joint ventures (25 and 29 individual ventures as of December 31, 1998 and 1997, respectively) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       913.7      $     1,700.9
        Investments in securities, generally at estimated fair value...........          636.9            1,374.8
        Cash and cash equivalents..............................................           85.9              105.4
        Other assets...........................................................          279.8              584.9
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       367.1      $       493.4
        Borrowed funds - the Company...........................................           30.1               31.2
        Other liabilities......................................................          197.2              284.0
                                                                                ----------------   -----------------
        Total liabilities......................................................          594.4              808.6
                                                                                ----------------   -----------------

        Partners' capital......................................................        1,321.9            2,957.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       312.9      $       568.5
        Equity in limited partnership interests not included above.............          442.1              331.8
        Other..................................................................             .7                4.3
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       755.7      $       904.6
                                                                                ================   =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       246.1       $      310.5       $      348.9
        Revenues of other limited partnership interests....          128.9              506.3              386.1
        Interest expense - third party.....................          (33.3)             (91.8)            (111.0)
        Interest expense - the Company.....................           (2.6)              (7.2)             (30.0)
        Other expenses.....................................         (197.0)            (263.6)            (282.5)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       142.1       $      454.2       $      311.5
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        59.6       $       76.7       $       73.9
        Equity in net earnings of limited partnership
          interests not included above.....................           22.7               69.5               35.8
        Other..............................................            -                  (.9)                .9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $        82.3       $      145.3       $      110.6
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $     1,489.0       $    1,459.4       $    1,307.4
        Mortgage loans on real estate......................          235.4              260.8              303.0
        Equity real estate.................................          356.1              390.4              442.4
        Other equity investments...........................           83.8              156.9              122.0
        Policy loans.......................................          144.9              177.0              160.3
        Other investment income............................          185.7              181.7              217.4
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,494.9            2,626.2            2,552.5

          Investment expenses..............................         (266.8)            (343.4)            (348.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,228.1       $    2,282.8       $    2,203.6
                                                            =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $       (24.3)      $       88.1       $       60.5
        Mortgage loans on real estate......................          (10.9)             (11.2)             (27.3)
        Equity real estate.................................           74.5             (391.3)             (79.7)
        Other equity investments...........................           29.9               14.1               18.9
        Sale of subsidiaries...............................           (2.6)             252.1                -
        Issuance and sales of Alliance Units...............           19.8                -                 20.6
        Issuance and sale of DLJ common stock..............           18.2                3.0                -
        Other..............................................           (4.4)               -                 (2.8)
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $       100.2       $      (45.2)      $       (9.8)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $101.6 million, $11.7 million and $29.9 million for 1998, 1997 and 1996, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $136.4 million for 1997. In the fourth quarter of 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

        For 1998, 1997 and 1996, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $15,961.0 million, $9,789.7 million and $8,353.5 million. Gross gains of $149.3 million, $166.0 million and $154.2 million and gross losses of $95.1 million, $108.8 million and $92.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 1998, 1997 and 1996 amounted to $(331.7) million, $513.4 million and $(258.0)
        million, respectively.

        For 1998, 1997 and 1996, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $136.9 million, $137.5 million and $136.7 million, respectively.

        On June 10, 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note which was paid in 1998. The Company recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale.

        Through June 10, 1997 and for the year ended December 31, 1996, respectively, the businesses sold reported combined revenues of $91.6 million and $226.1 million and combined net earnings of $10.7 million and $30.7 million.

        In 1996, Alliance acquired the business of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash,
        1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and additional consideration to be determined at a later date but currently estimated to not exceed $10.0 million. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years. At December 31, 1998, the Company's ownership of Alliance Units was approximately 56.7%.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balance, beginning of year.........................  $       533.6       $      189.9       $      396.5
        Changes in unrealized investment gains (losses)....         (242.4)             543.3             (297.6)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........           (5.7)              53.2                -
            DAC............................................           13.2              (89.0)              42.3
            Deferred Federal income taxes..................           85.4             (163.8)              48.7
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains on:
            Fixed maturities...............................  $       539.9       $      871.2       $      357.8
            Other equity investments.......................           92.4               33.7               31.6
            Other, principally Closed Block................          111.1               80.9               53.1
                                                            -----------------   ----------------   -----------------
              Total........................................          743.4              985.8              442.5
          Amounts of unrealized investment gains
            attributable to:
              Participating group annuity contracts........          (24.7)             (19.0)             (72.2)
              DAC..........................................         (127.8)            (141.0)             (52.0)
              Deferred Federal income taxes................         (206.8)            (292.2)            (128.4)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Unrealized gains on investments....................  $       384.1       $      533.6       $      189.9
        Minimum pension liability..........................          (28.3)             (17.3)             (12.9)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       355.8       $      516.3       $      177.0
                                                            =================   ================   =================

        The components of other comprehensive income for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Net unrealized gains (losses) on investment
          securities:
          Net unrealized gains (losses) arising during
            the period.....................................  $      (186.1)      $      564.0       $     (249.8)
          Reclassification adjustment for (gains) losses
            included in net earnings.......................          (56.3)             (20.7)             (47.8)
                                                            -----------------   ----------------   -----------------

        Net unrealized gains (losses) on investment
          securities.......................................         (242.4)             543.3             (297.6)
        Adjustments for policyholder liabilities,
          DAC and deferred
          Federal income taxes.............................           92.9             (199.6)              91.0
                                                            -----------------   ----------------   -----------------
        Change in unrealized gains (losses), net of
          reclassification and adjustments.................         (149.5)             343.7             (206.6)
        Change in minimum pension liability................          (11.0)              (4.4)              22.2
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $      (160.5)      $      339.3       $     (184.4)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,149.0 and $4,059.4)...........................................  $    4,373.2         $    4,231.0
        Mortgage loans on real estate........................................       1,633.4              1,341.6
        Policy loans.........................................................       1,641.2              1,700.2
        Cash and other invested assets.......................................          86.5                282.0
        DAC..................................................................         676.5                775.2
        Other assets.........................................................         221.6                236.6
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,632.4         $    8,566.6
                                                                              =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances...........  $    9,013.1         $    8,993.2
        Other liabilities....................................................          63.9                 80.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,077.0         $    9,073.7
                                                                              =================    =================

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Premiums and other revenue.........................  $       661.7       $      687.1       $      724.8
        Investment income (net of investment
          expenses of $15.5, $27.0 and $27.3)..............          569.7              574.9              546.6
        Investment losses, net.............................             .5              (42.4)              (5.5)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,231.9            1,219.6            1,265.9
                                                            -----------------   ----------------   -----------------

        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,082.0            1,066.7            1,106.3
        Other operating costs and expenses.................           62.8               50.4               34.6
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,144.8            1,117.1            1,140.9
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        87.1       $      102.5       $      125.0
                                                            =================   ================   =================

        At December 31, 1998 and 1997, problem mortgage loans on real estate had an amortized cost of $5.1 million and $8.1 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $26.0 million and $70.5 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $        55.5      $       109.1
        Impaired mortgage loans without provision for losses...................            7.6                 .6
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           63.1              109.7
        Provision for losses...................................................          (10.1)             (17.4)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        53.0      $        92.3
                                                                                ================   =================

        During 1998, 1997 and 1996, the Closed Block's average recorded investment in impaired mortgage loans was $85.5 million, $110.2 million and $153.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $9.4 million and $10.9 million ($1.5 million, $4.1 million and $4.7 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $11.1 million and $18.5 million on mortgage loans on real estate and $15.4 million and $16.8 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held for production of income. Writedowns of fixed maturities amounted to $3.5 million and $12.8 million for 1997 and 1996, respectively. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $28.8 million for 1997.

        In the fourth quarter of 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 8)     DISCONTINUED OPERATIONS

        Summarized financial information for discontinued operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Mortgage loans on real estate........................................  $      553.9         $      635.2
        Equity real estate...................................................         611.0                874.5
        Other equity investments.............................................         115.1                209.3
        Other invested assets................................................          24.9                152.4
                                                                              -----------------    -----------------
          Total investments..................................................       1,304.9              1,871.4
        Cash and cash equivalents............................................          34.7                106.8
        Other assets.........................................................         219.0                243.8
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================

        Liabilities
        Policyholders' liabilities...........................................  $    1,021.7         $    1,048.3
        Allowance for future losses..........................................         305.1                259.2
        Amounts due to continuing operations.................................           2.7                572.8
        Other liabilities....................................................         229.1                341.7
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Investment income (net of investment
          expenses of $63.3, $97.3 and $127.5).............  $       160.4       $      188.6       $      245.4
        Investment gains (losses), net.....................           35.7             (173.7)             (18.9)
        Policy fees, premiums and other income.............           (4.3)                .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................          191.8               15.1              226.7

        Benefits and other deductions......................          141.5              169.5              250.4
        Earnings added (losses charged) to allowance
          for future losses................................           50.3             (154.4)             (23.7)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing (loss from
          strengthening) of the allowance for future
          losses...........................................            4.2             (134.1)            (129.0)
        Federal income tax (expense) benefit...............           (1.5)              46.9               45.2
                                                            -----------------   ----------------   -----------------
        Earnings (Loss) from Discontinued Operations.......  $         2.7       $      (87.2)      $      (83.8)
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1998 and strengthening of allowance in 1997 and 1996.

        In the fourth quarter of 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Additionally, in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

        Benefits and other deductions includes $26.6 million, $53.3 million and $114.3 million of interest expense related to amounts borrowed from continuing operations in 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $3.0 million and $28.4 million on mortgage loans on real estate and $34.8 million and $88.4 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held for production of income. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $95.7 million and $12.3 million for 1997 and 1996, respectively.

        At December 31, 1998 and 1997, problem mortgage loans on real estate had amortized costs of $1.1 million and $11.0 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $3.5 million and $109.4 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $         6.7      $       101.8
        Impaired mortgage loans without provision for losses...................            8.5                 .2
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           15.2              102.0
        Provision for losses...................................................           (2.1)             (27.3)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        13.1      $        74.7
                                                                                ================   =================

        During 1998, 1997 and 1996, the discontinued operations' average recorded investment in impaired mortgage loans was $73.3 million, $89.2 million and $134.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $6.6 million and $10.1 million ($3.4 million, $5.3 million and $7.5 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        At December 31, 1998 and 1997, discontinued operations had carrying values of $50.0 million and $156.2 million, respectively, of real estate acquired in satisfaction of debt.

 9)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Short-term debt......................................................  $      179.3         $      422.2
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.......................         399.4                399.4
          7.70% surplus notes scheduled to mature 2015.......................         199.7                199.7
          Other..............................................................            .3                   .3
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.4                599.4
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.91% - 12.00%, due through 2017...................         392.2                676.6
                                                                              -----------------    -----------------
        Alliance:
          Other..............................................................          10.8                 18.5
                                                                              -----------------    -----------------
        Total long-term debt.................................................       1,002.4              1,294.5
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,181.7         $    1,716.7
                                                                              =================    =================

        Short-term Debt

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1998 range from 5.23% to 7.75%. There were no borrowings outstanding under this bank credit facility at December 31, 1998.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million bank credit facility. At December 31, 1998, there were no borrowings outstanding under this program.

        During July 1998, Alliance entered into a $425.0 million five-year revolving credit facility with a group of commercial banks which replaced a $250.0 million revolving credit facility. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During September 1998, Alliance increased the size of its commercial paper program from $250.0 million to $425.0 million. Borrowings from these two sources may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants which require Alliance to, among other things, meet certain financial ratios. As of December 31, 1998, Alliance had commercial paper outstanding totaling $179.5 million at an effective interest rate of 5.5% and there were no borrowings outstanding under Alliance's revolving credit facility.

        Long-term Debt

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $640.2 million and $1,164.0 million at December 31, 1998 and 1997, respectively, as collateral for certain short-term and long-term debt.

        At December 31, 1998, aggregate maturities of the long-term debt based on required principal payments at maturity for 1999 and the succeeding four years are $322.8 million, $6.9 million, $1.7 million, $1.8 million and $2.0 million, respectively, and $668.0 million thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings is shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Federal income tax expense (benefit):
          Current..........................................  $       283.3       $      186.5       $       97.9
          Deferred.........................................           69.8              (95.0)             (88.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Expected Federal income tax expense................  $       414.3       $      234.7       $       73.0
        Non-taxable minority interest......................          (33.2)             (38.0)             (28.6)
        Adjustment of tax audit reserves...................           16.0              (81.7)               6.9
        Equity in unconsolidated subsidiaries..............          (39.3)             (45.1)             (32.3)
        Other..............................................           (4.7)              21.6               (9.3)
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 1998                  December 31, 1997
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Compensation and related benefits......  $     235.3      $        -        $      257.9      $       -
        Other..................................         27.8               -                30.7              -
        DAC, reserves and reinsurance..........          -               231.4               -              222.8
        Investments............................          -               364.4               -              405.7
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     263.1      $      595.8      $      288.6      $     628.5
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        DAC, reserves and reinsurance......................  $        (7.7)      $       46.2       $     (156.2)
        Investments........................................           46.8             (113.8)              78.6
        Compensation and related benefits..................           28.6                3.7               22.3
        Other..............................................            2.1              (31.1)             (32.9)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense (Benefit)................................  $        69.8       $      (95.0)      $      (88.2)
                                                            =================   ================   =================

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Direct premiums....................................  $       438.8       $      448.6       $      461.4
        Reinsurance assumed................................          203.6              198.3              177.5
        Reinsurance ceded..................................          (54.3)             (45.4)             (41.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       588.1       $      601.5       $      597.6
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        75.7       $       61.0       $       48.2
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        85.9       $       70.6       $       54.1
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        39.5       $       36.4       $       32.3
                                                            =================   ================   =================

        Beginning in May 1997, the Company began reinsuring on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. Effective January 1, 1994, all in force business above $5.0 million was reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $1.3 million, $1.6 million and $2.4 million for 1998, 1997 and 1996, respectively. Ceded death and disability benefits totaled $15.6 million, $4.3 million and $21.2 million for 1998, 1997 and 1996, respectively. Insurance liabilities ceded totaled $560.3 million and $593.8 million at December 31, 1998 and 1997, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        33.2       $       32.5       $       33.8
        Interest cost on projected benefit obligations.....          129.2              128.2              120.8
        Actual return on assets............................         (175.6)            (307.6)            (181.4)
        Net amortization and deferrals.....................            6.1              166.6               43.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        (7.1)      $       19.7       $       16.6
                                                            =================   ================   =================

        The  plan's  projected  benefit   obligation  under  the  qualified  and
        non-qualified plans was comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Benefit obligation, beginning of year..................................  $    1,801.3       $    1,765.5
        Service cost...........................................................          33.2               32.5
        Interest cost..........................................................         129.2              128.2
        Actuarial (gains) losses...............................................         108.4              (15.5)
        Benefits paid..........................................................        (138.7)            (109.4)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,933.4       $    1,801.3
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Plan assets at fair value, beginning of year...........................  $    1,867.4       $    1,626.0
        Actual return on plan assets...........................................         338.9              307.5
        Contributions..........................................................           -                 30.0
        Benefits paid and fees.................................................        (123.2)             (96.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,083.1            1,867.4
        Projected benefit obligations..........................................       1,933.4            1,801.3
                                                                                ----------------   -----------------
        Projected benefit obligations less than plan assets....................         149.7               66.1
        Unrecognized prior service cost........................................          (7.5)              (9.9)
        Unrecognized net loss from past experience different
          from that assumed....................................................          38.7               95.0
        Unrecognized net asset at transition...................................           1.5                3.1
                                                                                ----------------   -----------------
        Prepaid  Pension Cost..................................................  $      182.4       $      154.3
                                                                                ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.0% and 3.83%, respectively, at December 31, 1998 and 7.25% and 4.07%, respectively, at December 31, 1997. As of January 1, 1998 and 1997, the expected long-term rate of return on assets for the retirement plan was 10.25%.

        The Company recorded, as a reduction of shareholders' equity an additional minimum pension liability of $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the qualified pension plan over the accrued liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of group trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $31.8 million, $33.2 million and $34.7 million for 1998, 1997 and 1996, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1998, 1997 and 1996, the Company made estimated postretirement benefits payments of $28.4 million, $18.7 million and $18.9 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $         4.6       $        4.5       $        5.3
        Interest cost on accumulated postretirement
          benefits obligation..............................           33.6               34.7               34.6
        Net amortization and deferrals.....................             .5                1.9                2.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        38.7       $       41.1       $       42.3
                                                            =================   ================   =================


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $      490.8       $      388.5
        Service cost...........................................................           4.6                4.5
        Interest cost..........................................................          33.6               34.7
        Contributions and benefits paid........................................         (28.4)              72.1
        Actuarial (gains) losses...............................................         (10.2)              (9.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............         490.4              490.8
        Unrecognized prior service cost........................................          31.8               40.3
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions....................        (121.2)            (140.6)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $      401.0       $      390.5
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 8.0% in 1998, gradually declining to 2.5% in the year 2009, and in 1997 was 8.75%, gradually declining to 2.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.0% and 7.25% at December 31, 1998 and 1997, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1998 would be increased 4.83%. The effect of this change on the sum of the service cost and interest cost would be an increase of 4.57%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1998 would be decreased by 5.6%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 5.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1998 and 1997, respectively, was $880.9 million and $1,353.4 million. The average unexpired terms at December 31, 1998 ranged from 1 month to 4.3 years. At December 31, 1998, the cost of terminating swaps in a loss position was $8.0 million. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1998 of contracts purchased and sold were $8,450.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $54.8 million and is being amortized ratably over the contract periods ranging from 1 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's activities related to derivatives are, by their nature trading activities which are primarily for the purpose of customer accommodations. DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments involving futures, forwards and options. DLJ's derivative activities consist of writing over-the-counter ("OTC") options to accommodate its customer needs, trading in forward contracts in U.S. government and agency issued or guaranteed securities and in futures contracts on equity-based indices, interest rate instruments and currencies and issuing structured products based on emerging market financial instruments and indices. DLJ's involvement in swap contracts and commodity derivative instruments is not significant.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1998 and 1997.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              1998                               1997
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Consolidated Financial Instruments:
        Mortgage loans on real estate..........  $    2,809.9     $     2,961.8     $     2,611.4     $    2,822.8
        Other limited partnership interests....         562.6             562.6             509.4            509.4
        Policy loans...........................       2,086.7           2,370.7           2,422.9          2,493.9
        Policyholders' account balances -
          investment contracts.................      12,892.0          13,396.0          12,611.0         12,714.0
        Long-term debt.........................       1,002.4           1,025.2           1,294.5          1,257.0

        Closed Block Financial Instruments:
        Mortgage loans on real estate..........       1,633.4           1,703.5           1,341.6          1,420.7
        Other equity investments...............          56.4              56.4              86.3             86.3
        Policy loans...........................       1,641.2           1,929.7           1,700.2          1,784.2
        SCNILC liability.......................          25.0              25.0              27.6             30.3

        Discontinued Operations Financial
        Instruments:
        Mortgage loans on real estate..........         553.9             599.9             655.5            779.9
        Fixed maturities.......................          24.9              24.9              38.7             38.7
        Other equity investments...............         115.1             115.1             209.3            209.3
        Guaranteed interest contracts..........          37.0              34.0              37.0             34.0
        Long-term debt.........................         147.1             139.8             296.4            297.6

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $142.9 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $287.3 million at December 31, 1998, under existing loan or loan commitment agreements.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        The Insurance Group had $24.7 million of letters of credit outstanding at December 31, 1998.

15)     LITIGATION

        Major Medical Insurance Cases

        Equitable Life agreed to settle, subject to court approval, previously disclosed cases involving lifetime guaranteed renewable major medical insurance policies issued by Equitable Life in five states. Plaintiffs in these cases claimed that Equitable Life's method for determining premium increases breached the terms of certain forms of the policies and was misrepresented. In certain cases plaintiffs also claimed that Equitable Life misrepresented to policyholders that premium increases had been approved by insurance departments, and that it determined annual rate increases in a manner that discriminated against the policyholders.

        In December 1997, Equitable Life entered into a settlement agreement, subject to court approval, which would result in creation of a nationwide class consisting of all persons holding, and paying premiums on, the policies at any time since January 1, 1988 and the dismissal with prejudice of the pending actions and the resolution of all similar claims on a nationwide basis. Under the terms of the settlement, which involves approximately 127,000 former and current policyholders, Equitable Life would pay $14.2 million in exchange for release of all claims and will provide future relief to certain current policyholders by restricting future premium increases, estimated to have a present value of $23.3 million. This estimate is based upon assumptions about future events that cannot be predicted with certainty and accordingly the actual value of the future relief may vary. In October 1998, the court entered a judgment approving the settlement agreement and, in November, a member of the national class filed a notice of appeal of the judgment. In January 1999, the Court of Appeals granted Equitable Life's motion to dismiss the appeal.

        Life Insurance and Annuity Sales Cases

        A number of lawsuits  are  pending as  individual  claims and  purported class actions against Equitable Life and its subsidiary insurance companies Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997) and The Equitable of Colorado, Inc. ("EOC"). These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in varying jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, The Equitable's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on The Equitable's results of operations in any particular period.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, The Equitable's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on The Equitable's results of operations in any particular period.

        Alliance Capital

        In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. Alliance believes that the allegations in the amended complaint, which was filed in February 1999, are without merit and intends to defend itself vigorously against these claims. While the ultimate outcome of this matter cannot be determined at this time, Alliance's management does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        DLJSC

        DLJSC is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. DLJSC is defending itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. Trial is expected in early May 1999. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a complaint which alleges that DLJSC and a number of other financial institutions and several individual defendants violated civil provisions of RICO by inducing plaintiffs to invest over $40 million in The Securities Groups, a number of tax shelter limited partnerships, during the years 1978 through 1982. The plaintiffs seek recovery of the loss of their entire investment and an approximately equivalent amount of tax-related damages. Judgment for damages under RICO are subject to trebling. Discovery is complete. Trial has been scheduled for May 17, 1999. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant along with certain other parties in four actions involving Mid-American Waste Systems, Inc. ("Mid-American"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code in January 1997. Three actions seek rescission, compensatory and punitive damages for DLJSC's role in underwriting notes of Mid-American. The other action, filed by the Plan Administrator for the bankruptcy estate of Mid-American, alleges that DLJSC is liable as an underwriter for alleged misrepresentations and omissions in the prospectus for the notes, and liable as financial advisor to Mid-American for allegedly failing to advise Mid-American about its financial condition. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1999 and the succeeding four years are $98.7 million, $92.7 million, $73.4 million, $59.9 million, $55.8 million and $550.1 million thereafter. Minimum future sublease rental income on these noncancelable leases for 1999 and the succeeding four years is $7.6 million, $5.6 million, $4.6 million, $2.3 million, $2.3 million and $25.4 million thereafter.

        At December 31, 1998, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1999 and the succeeding four years is $189.2 million, $177.0 million, $165.5 million, $145.4 million, $122.8 million and $644.7 million thereafter.

17)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Compensation costs.................................  $       772.0       $      721.5       $      704.8
        Commissions........................................          478.1              409.6              329.5
        Short-term debt interest expense...................           26.1               31.7                8.0
        Long-term debt interest expense....................           84.6              121.2              137.3
        Amortization of policy acquisition costs...........          292.7              287.3              405.2
        Capitalization of policy acquisition costs.........         (609.1)            (508.0)            (391.9)
        Rent expense, net of sublease income...............          100.0              101.8              113.7
        Cursitor intangible assets writedown...............            -                120.9                -
        Other..............................................        1,056.8              917.9              769.1
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,201.2       $    2,203.9       $    2,075.7
                                                            =================   ================   =================

        During 1997 and 1996, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $42.4 million and $24.4 million, respectively. The amounts paid during 1998, associated with cost reduction programs, totaled $22.6 million. At December 31, 1998, the liabilities associated with cost reduction programs amounted to $39.4 million. The 1997 cost reduction program included costs related to employee termination and exit costs. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. Amortization of DAC in 1996 included a $145.0 million writeoff of DAC related to DI contracts.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1998, 1997 and 1996, statutory net income (loss) totaled $384.4 million, $(351.7) million and $(351.1) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,728.0 million and $3,907.1 million at December 31, 1998 and 1997, respectively. No dividends have been paid by Equitable Life to the Holding Company to date.

        At December 31, 1998, the Insurance Group, in accordance with various government and state regulations, had $25.6 million of securities deposited with such government or state agencies.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity on a GAAP basis are primarily attributable to: (a) inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes are provided for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (f) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

        Intersegment investment advisory and other fees of approximately $61.8 million, $84.1 million and $129.2 million for 1998, 1997 and 1996, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $4.2 million and $13.3 million for 1998, 1997 and 1996, respectively, are eliminated in consolidation.

        The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1998
        Segment revenues.....................  $     4,029.8     $    1,438.4       $        (5.7)    $    5,462.5
        Investment gains.....................           64.8             35.4                 -              100.2
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     4,094.6     $    1,473.8       $        (5.7)    $    5,562.7
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       688.6     $      284.3       $         -       $      972.9
        Investment gains , net of
          DAC and other charges..............           41.7             27.7                 -               69.4
        Pre-tax minority interest............            -              141.5                 -              141.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       730.3     $      453.5       $         -       $    1,183.8
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    75,626.0     $   12,379.2       $       (64.4)    $   87,940.8
                                              ===============   =================  ===============   ================


        1997
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment gains (losses)............         (318.8)           255.1                -               (63.7)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment gains (losses), net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                              ===============   =================  ===============   ================


                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1996
        Segment revenues.....................  $     3,789.1     $    1,105.5       $       (12.6)    $    4,882.0
        Investment gains (losses)............          (30.3)            20.5                 -               (9.8)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,758.8     $    1,126.0       $       (12.6)    $    4,872.2
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       337.1     $      224.6       $         -       $      561.7
        Investment gains (losses), net of
          DAC and other charges..............          (37.2)            16.9                 -              (20.3)
        Reserve strengthening and DAC
          writeoff...........................         (393.0)             -                   -             (393.0)
        Non-recurring costs and
          expenses...........................          (22.3)            (1.1)                -              (23.4)
        Pre-tax minority interest............            -               83.6                 -               83.6
                                              ---------------   -----------------  ---------------   ----------------
        Earnings (Loss) from
          Continuing Operations..............  $      (115.4)    $      324.0       $         -       $      208.6
                                              ===============   =================  ===============   ================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1998 and 1997 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        1998
        Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       212.8      $       197.0       $      136.8         $      158.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                       =================  =================   ==================   ==================

        1997
        Total Revenues................  $     1,266.0      $     1,552.8       $    1,279.0         $    1,021.6
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       117.4      $       222.5       $      145.1         $       39.4
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       114.1      $       223.1       $      144.9         $      (44.9)
                                       =================  =================   ==================   ==================

        Net earnings for the three months ended December 31, 1997 includes a charge of $212.0 million related to additions to valuation allowances on and writeoffs of real estate of $225.2 million, and reserve strengthening on discontinued operations of $84.3 million offset by a reversal of prior years tax reserves of $97.5 million.

21)     INVESTMENT IN DLJ

        At December 31, 1998, the Company's ownership of DLJ interest was approximately 32.5%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets:
        Trading account securities, at market value............................  $   13,195.1       $   16,535.7
        Securities purchased under resale agreements...........................      20,063.3           22,628.8
        Broker-dealer related receivables......................................      34,264.5           28,159.3
        Other assets...........................................................       4,759.3            3,182.0
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        Liabilities:
        Securities sold under repurchase agreements............................  $   35,775.6       $   36,006.7
        Broker-dealer related payables.........................................      26,161.5           26,127.2
        Short-term and long-term debt..........................................       3,997.6            3,249.5
        Other liabilities......................................................       3,219.8            2,860.9
                                                                                ----------------   -----------------
        Total liabilities......................................................      69,154.5           68,244.3
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
        Total shareholders' equity.............................................       2,927.7            2,061.5
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        DLJ's equity as reported...............................................  $    2,927.7       $    2,061.5
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.7               23.5
        The Holding Company's equity ownership in DLJ..........................      (1,002.4)            (740.2)
        Minority interest in DLJ...............................................      (1,118.2)            (729.3)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      830.8       $      615.5
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Commission, fees and other income......................................  $    3,184.7       $    2,430.7
        Net investment income..................................................       2,189.1            1,652.1
        Dealer, trading and investment gains, net..............................          33.2              557.7
                                                                                ----------------   -----------------
        Total revenues.........................................................       5,407.0            4,640.5
        Total expenses including income taxes..................................       5,036.2            4,232.2
                                                                                ----------------   -----------------
        Net earnings...........................................................         370.8              408.3
        Dividends on preferred stock...........................................          21.3               12.2
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      349.5       $      396.1
                                                                                ================   =================

        DLJ's earnings applicable to common shares as reported.................  $      349.5       $      396.1
        Amortization of cost in excess of net assets acquired in 1985..........           (.8)              (1.3)
        The Holding Company's equity in DLJ's earnings.........................        (136.8)            (156.8)
        Minority interest in DLJ...............................................         (99.5)            (109.1)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $      112.4       $      128.9
                                                                                ================   =================

22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1998, 1997 and 1996 would have been:

                                                                        1998              1997             1996
                                                                   ---------------   ---------------  ---------------
                                                                                     (In Millions)
        Net Earnings:
          As reported.............................................  $      708.2      $     437.2      $       10.3
          Pro forma...............................................         678.4            426.3               3.3

        The fair values of options granted after December 31, 1994, used as a basis for the above pro forma disclosures, were estimated as of the dates of grant using the Black-Scholes option pricing model. The option pricing assumptions for 1998, 1997 and 1996 are as follows:

                                    Holding Company                      DLJ                            Alliance
                             ------------------------------ ------------------------------- ----------------------------------
                               1998      1997       1996      1998       1997      1996       1998       1997         1996
                             --------- ---------- --------- ---------- -------------------- ---------------------- -----------

        Dividend yield......  0.32%      0.48%     0.80%      0.69%      0.86%     1.54%      6.50%      8.00%       8.00%

        Expected volatility.   28%        20%       20%        40%        33%       25%        29%        26%         23%

        Risk-free interest
          rate..............  5.48%      5.99%     5.92%      5.53%      5.96%     6.07%      4.40%      5.70%       5.80%

        Expected life
          in years..........    5          5         5          5          5         5         7.2        7.2         7.4

        Weighted average
          fair value per
          option at
          grant-date........  $22.64    $12.25     $6.94     $16.27     $10.81     $4.03      $3.86      $2.18       $1.35

        A summary of the Holding Company, DLJ and Alliance's option plans is as follows:

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                                    Exercise                      Exercise                     Exercise
                                                    Price of                      Price of                     Price of
                                      Shares        Options         Shares        Options         Units         Options
                                  (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          January 1, 1996........       6.7           $20.27         18.4         $13.50            9.6          $ 8.86
          Granted................        .7           $24.94          4.2         $16.27            1.4          $12.56
          Exercised..............       (.1)          $19.91          -                             (.8)         $ 6.82
          Expired................       -                             -                             -
          Forfeited..............       (.6)          $20.21          (.4)        $13.50            (.2)         $ 9.66
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1996......       6.7           $20.79         22.2         $14.03           10.0          $ 9.54
          Granted................       3.2           $41.85          6.4         $30.54            2.2          $18.28
          Exercised..............      (1.6)          $20.26          (.2)        $16.01           (1.2)         $ 8.06
          Forfeited..............       (.4)          $23.43          (.2)        $13.79            (.4)         $10.64
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1997......       7.9           $29.05         28.2         $17.78           10.6          $11.41
          Granted................       4.3           $66.26          1.5         $38.59            2.8          $26.28
          Exercised..............      (1.1)          $21.18         (1.4)        $14.91            (.9)         $ 8.91
          Forfeited..............       (.4)          $47.01          (.1)        $17.31            (.2)         $13.14
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1998......      10.7           $44.00         28.2         $19.04           12.3          $14.94
                                  ===============               =============                 ===============

        Information about options outstanding and exercisable at December 31, 1998 is as follows:

                                             Options Outstanding                          Options Exercisable
                             ----------------------------------------------------  -----------------------------------
                                                    Weighted
                                                    Average         Weighted                             Weighted
              Range of             Number          Remaining         Average             Number           Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable        Exercise
               Prices          (In Millions)      Life (Years)        Price          (In Millions)         Price
        --------------------------------------- ----------------- ----------------  ------------------- ---------------

               Holding
               Company
        ----------------------
        $18.125    -$27.75           3.7               5.19           $20.97              3.0              $20.33
        $28.50     -$45.25           3.0               8.68           $41.79              -
        $50.63     -$66.75           2.1               9.21           $52.73              -
        $81.94     -$82.56           1.9               9.62           $82.56              -
                              -----------------                                    -------------------
        $18.125    -$82.56          10.7               7.75           $44.00              3.0              $20.33
                              ================= ================= ================  ==================== ==============

                 DLJ
        ----------------------
        $13.50    -$25.99           22.3               7.1            $14.59             21.4              $15.05
        $26.00    -$38.99            5.0               8.8            $33.94              -
        $39.00    -$52.875            .9               9.4            $44.65              -
                              -----------------                                    -------------------
        $13.50    -$52.875          28.2               7.5            $19.04             21.4              $15.05
                              ================= ================== ==============  ===================== =============

              Alliance
        ----------------------
        $ 3.03    -$ 9.69            3.1               4.5            $ 8.03              2.4              $ 7.57
        $ 9.81    -$10.69            2.0               5.3            $10.05              1.6              $10.07
        $11.13    -$13.75            2.4               7.5            $11.92              1.0              $11.77
        $18.47    -$18.78            2.0               9.0            $18.48               .4              $18.48
        $22.50    -$26.31            2.8               9.9            $26.28              -                  -
                              -----------------                                    -------------------
        $  3.03   -$26.31           12.3               7.2            $14.94              5.4              $ 9.88
                              ================= =================== =============  ===================== =============

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.


         (a) Financial Statements included in Part B.

         1. Separate Account No. 45:

            - Report of Independent Accountants - PricewaterhouseCoopers LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 1998;
            - Statements of Operations for the Year Ended December 31, 1998;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 1998 and 1997; and
            - Notes to Financial Statements.


         2. The Equitable Life Assurance Society of the United States:

            - Report of Independent Accountants - PricewaterhouseCoopers LLP;
            - Consolidated Balance Sheets as of December 31, 1998 and
              1997;
            - Consolidated Statements of Earnings for Years Ended
              December 31, 1998, 1997 and 1996;
            - Consolidated Statements of Equity for Years Ended
              December 31, 1998, 1997 and 1996;
            - Consolidated Statements of Cash Flows for Years Ended
              December 31, 1998, 1997 and 1996; and
            - Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. (1) to Registration Statement No. 33-83750, filed February 27, 1998.

         2. Not applicable.

         3. (a) Distribution and Servicing Agreement among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), The Equitable Life Assurance Society of the United States and Equitable Variable Life Insurance Company, dated as of May 1, 1994, incorporated herein by reference to Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 2-30070) on February 14, 1995.

            (b) Letter of Agreement for Distribution Agreement among The
                Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc., dated April 20, 1998 incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 33-83750, filed May 1, 1998.

            (c) Form of Sales Agreement among Equitable Distributors, Inc., as
                Distributor, a Broker- Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to Exhibit No. 3(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Form of The Hudson River Trust Sales Agreement by and among
                Equico Securities, Inc., The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and Separate Account No. 45 of The Equitable Life Assurance Society of the United States, incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 33-83750, filed February 27, 1998.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to Registration Statement No. 33-83750, filed February 27, 1998.

            (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Form of Guaranteed Minimum Income Benefit Endorsement to
                Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to Registration Statement No. 33-83750, filed April 23, 1996.

            (e) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 33-83750, filed December 31, 1997.

            (f) Form of data pages No. 94ICB and 94ICBMVA for Equitable
                Accumulator (IRA) Certificates, incorporated herein by reference to Exhibit 4(m) to Registration Statement No. 33-83750, filed February 27, 1998.

            (g) Form of data pages No. 94ICB and 94ICBMVA for Equitable
                Accumulator (NQ) Certificates, incorporated herein by reference to Exhibit 4(n) to Registration Statement No. 33-83750, filed February 27, 1998.

            (h) Form of data pages No. 94ICB and 94ICBMVA for Equitable
                Accumulator (QP) Certificates, incorporated herein by reference to Exhibit 4(o) to Registration Statement No. 33-83750, filed February 27, 1998.

            (i) Form of Endorsement applicable to Defined Benefit Qualified Plan
                Certificates No. 98ENDQPI, incorporated herein by reference to
                Exhibit 4(r) to Registration Statement No. 33-83750, filed
                May 1, 1998.

            (j) Form of Endorsement applicable to Non-Qualified Certificates No.
                98ENJONQI, incorporated herein by reference to Exhibit 4(s) to Registration Statement on No. 33-83750, filed February 27, 1998.


            (k) Form of Endorsement for Extra Credit Annuity Form No. 98ECENDI
                and Data Pages, previously filed with this Registration Statement File No. 333-64751 on September 30, 1998.

            (l) Form of Endorsement applicable to Defined Contribution Qualified
                Plan Certificates No. 97ENQPI and Data Pages 94ICA/B, previously filed with this Registration Statement File No. 333-64751 on September 30, 1998.

         5. (a) Form of Enrollment Form/Application No. 126737 (5/98) for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit 5(e) to Registration Statement No. 33-83750, filed February 27, 1998.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 33-83750, filed March 6, 1997.

            (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 33-83750, filed March 6, 1997.

         7. Not applicable.

         8. Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953).


         9. Opinion and Consent of Counsel, previously filed with this Registration Statement, File No. 333-64751 on June 7, 1999.


        10. (a) Consent of PricewaterhouseCoopers LLP.

            (b) Powers of Attorney, previously filed with this
                Registration Statement, File No. 333-64751 on June 7, 1999.

            (c) Power of Attorney.

        11. Not applicable.

        12. Not applicable.

        13. (a) Formulae for Determining Money Market Fund Yield for a Seven-Day Period, incorporated herein by reference to Exhibit 13(a) to Registration Statement No. 33-83750, filed February 27, 1998.

            (b) Formulae for Determining Cumulative and Annualized Rates of
                Return, incorporated herein by reference to Exhibit 13(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (c) Formulae for Determining Standardized Performance Value and
                Annualized Average Performance Ratio, incorporated herein by reference to Exhibit 13(c) to Registration Statement No. 33-83750, filed February 27, 1998.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS



Francoise Colloc'h                          Director
AXA
23, Avenue Matignon
75008 Paris, France

Henri de Castries                           Director
AXA
23, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
The McGraw-Hill Companies
1221 Avenue of the Americas
New York, NY 10020

Denis Duverne                               Director
AXA
23, Avenue Matignon
75008 Paris, France






Jean-Rene Fourtou                           Director
Rhone-Poulenc S.A.
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France

Norman C. Francis                           Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919


John H.F. Haskell Jr.                      Director
Warburg Dillion Read LLC
535 Madison Avenue
New York, NY 10028

Mary R. (Nina) Henderson                    Director
International Plaza
P.O. Box 8000
Englewood Cliffs, NJ 07632-9976


W. Edwin Jarmain                            Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada




George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Didier Pineau-Valencienne                   Director
Schneider S.A.
64-70 Avenue Jean-Baptiste Clement
92646 Boulogne-Billancourt Cedex
France

George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860


Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY 11439


Dave H. Williams                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------

*Michael Hegarty                            President, Chief Operating
                                            Officer and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

* Stanley B. Tulin                          Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------


*Leon Billis                                Executive Vice President
                                            and Chief Information Officer

*Derry Bishop                               Executive Vice President and Chief
                                            Agency Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer


*John A. Caroselli                          Executive Vice President


*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*Robert E. Garber                           Executive Vice President and
                                            General Counsel

*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President

*Mark A. Hug                                Senior Vice President

*Donald R. Kaplan                           Vice President and Chief Compliance
                                            Officer and Associate General
                                            Counsel

*Michael S. Martin                          Executive Vice President and Chief
                                            Marketing Officer

*Richard J. Matteis                         Executive Vice President


*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer


*Brian S. O'Neil                            Executive Vice President


*Anthony C. Pasquale                        Senior Vice President


*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Samuel B. Shlesinger                       Senior Vice President

*Richard V. Silver                          Senior Vice President and Deputy
                                            General Counsel

*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President


*Gregory Wilcox                             Executive Vice President

*R. Lee Wilson                              Executive Vice President


*Maureen K. Wolfson                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

         Separate Account No. 45 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"), a publicly traded company.


         The largest stockholder of the Holding Company is AXA which as of July 31, 1999 beneficially owned 58.3% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

The Equitable Companies Incorporated (l991) (Delaware)

    Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (41.8%) (See Addendum B(1) for subsidiaries)

    The Equitable Life Assurance Society of the United States (1859) (New York) (a)(b)

         The Equitable of Colorado, Inc. (l983) (Colorado)

         EVLICO, INC. (1995) (Delaware)

         EVLICO East Ridge, Inc. (1995) (California)


         GP/EQ Southwest, Inc. (1995) (Texas)


         Franconom, Inc. (1985) (Pennsylvania)

         Frontier Trust Company (1987) (North Dakota)

         Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

         Equitable Deal Flow Fund, L.P.

              Equitable Managed Assets (Delaware)

         EREIM LP Associates (99%)

              EML Associates, L.P. (19.8%)


         Alliance Capital Management L.P. (2.7% limited partnership interest)

         ACMC, Inc. (1991) (Delaware)(s)

              Alliance Capital Management L.P. (1988) (Delaware)
              (39.1% limited partnership interest)

         EVCO, Inc. (1991) (New Jersey)

         EVSA, Inc. (1992) (Pennsylvania)

         Prime Property Funding, Inc. (1993) (Delaware)

         Wil Gro, Inc. (1992) (Pennsylvania)

         Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)

(a) Registered Broker/Dealer      (b) Registered Investment Advisor

    Donaldson Lufkin & Jenrette, Inc.
    The Equitable Life Assurance Society of the United States (cont.)

         Fox Run, Inc. (1994) (Massachusetts)

         STCS, Inc. (1992) (Delaware)

         CCMI Corporation (1994) (Maryland)

         FTM Corporation (1994) (Maryland)

         Equitable BJVS, Inc. (1992) (California)

         Equitable Rowes Wharf, Inc. (1995) (Massachusetts)

         Camelback JVS, Inc. (1995) (Arizona)

         ELAS Realty, Inc. (1996) (Delaware)

         100 Federal Street Realty Corporation (Massachusetts)

         Equitable Structured Settlement Corporation (1996) (Delaware)

         Prime Property Funding II, Inc. (1997) (Delaware)

         Sarasota Prime Hotels, Inc. (1997) (Florida)

         ECLL, Inc. (1997) (Michigan)


         Equitable Holdings LLC (1997) (New York) (into which Equitable Holding Corporation was merged in 1997)
              EQ Financial Consultants, Inc. (l97l) (Delaware) (a) (b)

              ELAS Securities Acquisition Corp. (l980) (Delaware)

              100 Federal Street Funding Corporation (Massachusetts)

              EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

              Equitable Casualty Insurance Company (l986) (Vermont)

              EREIM LP Corp. (1986) (Delaware)

                   EREIM LP Associates (1%)

                        EML Associates (.02%)

              Equitable Distributors, Inc. (1988) (Delaware) (a)


(a) Registered Broker/Dealer      (b) Registered Investment Advisor

    Donaldson Lufkin & Jenrette, Inc.
    The Equitable Life Assurance Society of the United States (cont.)
         Equitable Holdings, LLC (cont.)

              Equitable JVS, Inc. (1988) (Delaware)

                   Astor/Broadway Acquisition Corp. (1990) (New York)

                   Astor Times Square Corp. (1990) (New York)

                   PC Landmark, Inc. (1990) (Texas)

                   Equitable JVS II, Inc. (1994) (Maryland)


                   EJSVS, Inc. (1995) (New Jersey)

              Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
              EHC) (Delaware) (34.4%) (See Addendum B(1) for subsidiaries)

              JMR Realty Services, Inc. (1994) (Delaware)

              Equitable Investment Corporation (l97l) (New York)


                   Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

                   Equitable JV Holding Corporation (1989) (Delaware)

                   Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)

                   Equitable Capital Management Corporation (l985)
                   (Delaware) (b)
                      Alliance Capital Management L.P. (1988)
                      (Delaware) (14.7% limited partnership interest)

                   EQ Services, Inc. (1992) (Delaware)

                   EREIM Managers Corp. (1986) (Delaware)

                      ML/EQ Real Estate Portfolio, L.P.

                          EML Associates, L.P.

                   (a) Registered Broker/Dealer (b) Registered Investment
                   Advisor

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                            ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES

            -------------------------------------------------------

EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988)
      (Massachusetts)
      EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)
      EquiSource of Puerto Rico, Inc. (1997) (Puerto Rico)
      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

                      ------------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):

         Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)
              Wood, Struthers & Winthrop Management Corp. (1985)
              (Delaware) (b)
         Autranet, Inc. (1985) (Delaware) (a)
         DLJ Real Estate, Inc.
         DLJ Capital Corporation (b)
         DLJ Mortgage Capital, Inc. (1988) (Delaware)

Alliance Capital Management Corporation (as general partner) (b) has the following subsidiaries:

         Alliance Capital Management L.P. (1988) (Delaware) (b)
              Alliance Capital Management Corporation of Delaware, Inc.
             (Delaware)
                   Alliance Fund Services, Inc. (Delaware) (a)
                   Alliance Fund Distributors, Inc. (Delaware) (a) Alliance Capital Oceanic Corp. (Delaware)
                   Alliance Capital Management Australia Pty. Ltd.
                   (Australia)
                   Meiji - Alliance Capital Corp. (Delaware) (50%) Alliance Capital (Luxembourg) S.A. (99.98%)
                   Alliance Eastern Europe Inc. (Delaware)
                   Alliance Barra Research Institute, Inc. (Delaware)
                   (50%)
                   Alliance Capital Management Canada, Inc. (Canada)
                   (99.99%)
                   Alliance Capital Management (Brazil) Llda
                   Alliance Capital Global Derivatives Corp. (Delaware) Alliance International Fund Services S.A. (Luxembourg)
                   Alliance Capital Management (India) Ltd. (Delaware) Alliance Capital Mauritius Ltd.
                   Alliance Corporate Finance Group, Incorporated
                   (Delaware)
                        Equitable Capital Diversified Holdings, L.P. I Equitable Capital Diversified Holdings, L.P. II
                   Curisitor Alliance L.L.C. (Delaware)
                        Curisitor Holdings Limited (UK)
                        Alliance Capital Management (Japan), Inc.
                        Alliance Capital Management (Asia) Ltd.
                        Alliance Capital Management (Turkey), Ltd.
                        Cursitor Alliance Management Limited (UK)

             (a) Registered Broker/Dealer      (b) Registered Investment Advisor

                               AXA GROUP CHART

The information listed below is dated as of January 1, 1999; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.

                  AXA INSURANCE AND REINSURANCE BUSINESS HOLDING

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------
AXA Assurances IARD               France         100% by AXA France Assurance

AXA Assurances Vie                France         88.1% by AXA France Assurance
                                                 and 11.9% by AXA Collectives

AXA Courtage IARD                 France         100% by AXA France Assurance
                                                 and AXA Global Risks

AXA Conseil Vie                   France         100% by AXA France Assurance

AXA Conseil IARD                  France         100% by AXA France Assurance

AXA Direct                        France         100% by AXA

Direct Assurances IARD            France         100% by AXA Direct

Direct Assurances Vie             France         100% by AXA Direct

Tellit Vie                        Germany        100% by AKA-CKAG

Axiva                             France         100% by AXA France Assurance
                                                 and AXA Conseil Vie

Juridica                          France         100% by AXA France Assurance

AXA Assistance France             France         100% by AXA Assistance SA

AXA Collectives                   France         AXA France Assurance, AXA
                                                 Assurances IARD and AXA
                                                 Courtage IARD Mutuelle

Societe Beaujon                   France         100% by AXA

Lor Finance                       France         99.3% by AXA

Jour Finance                      France         100% by AXA Conseil and
                                                 by AXA Assurances IARD

Financiere 45                     France         99.8% by AXA

Mofipar                           France         99.9% by AXA

NSM Vie                           France         40.1% by AXA France Assurance

Saint Georges Re                  France         100% by France Assurance

AXA Global Risks                  France         100% owned by AXA France
                                                 Assurance, AXA Courtage
                                                 Assurance Mutuelle, and AXA
                                                 Assurances IARD Mutuelle

Argovie                           France         94% by Axiva

AXA Assistance SA                 France         76.8% by AXA and 23.2% by AXA
                                                 France Assurance

S.P.S. Reassurance                France         69.9% by AXA Reassurance

AXA Participations                France         50% by AXA, 25% by AXA Global
                                                 Risks and 25% by AXA Courtage
                                                 IARD

Colisee Excellence                France         100% by Financiere Mermoz

Financiere Mermoz                 France         100% by AXA

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Assistance SA                 France         76.8% by AXA and 23.2% by AXA
                                                 France Assurance

S.P.S. Reassurance                France         69.9% by AXA Reassurance

AXA Participations                France         50% by AXA, 25% by AXA Global
                                                 Risks and 25% by AXA Courtage
                                                 IARD

Colisee Excellence                France         100% by Financiere Mermoz

Financiere Mermoz                 France         100% by AXA

AXA France Assurance              France         100% by AXA

Thema Vie                         France         99.6% by Axiva

AXA-Colonia Konzern AG (AXA-
CKAG)                             Germany        39.7% by Vinci BV, 25.6% by
                                                 Kolnische Verwaltungs and
                                                 9.4% by AXA

Finaxa Belgium                    Belgium        100% by AXA

AXA Belgium                       Belgium        86.1% by Royale Belge and 13.9%
                                                 by Parcolvi

De Kortrijske Verzekering         Belgium        99.8% by AXA Belgium

Juris                             Belgium        100% owned by AXA Belgium

Royale Belge                      Belgium        51.2% by AXA Holdings Belgium,
                                                 44.5% by AXA and 3.2% by AKA
                                                 Global Risks

Royale Belge 1994                 Belgium        97.8% by Royale Belge and 2%
                                                 by UAB

UAB                               Belgium        100% by Royale Belge

Ardenne Prevoyante                Belgium        99.4% by Royale Belge

GB Lex                            Belgium        55% by Royale Belge, 25% by
                                                 Royale Belge 1994, 10% by
                                                 Juridica and 10% by AXA
                                                 Conseil IARD

Royale Belge Re                   Belgium        100% by Royale Belge

Parcolvi                          Belgium        100% by Vinci Belgium Holding
                                                 BV

Vinci Belgium                     Belgium        99.5% by Vinci BV

Finaxa Luxembourg                 Luxembourg     100%


AXA Assurance IARD Luxembourg     Luxembourg     100% by AXA Holding Luxembourg

AXA Assurance Vie Luxembourg      Luxembourg     100% by AXA Holding Luxembourg

Royale UAP                        Luxembourg     100% by AXA Holding Luxembourg

Paneurolife                       Luxembourg     90% by different companies of
                                                 the AXA Group

Paneurore                         Luxembourg     100% by different companies of
                                                 the AXA Group

Crealux                           Luxembourg     100% by Royale Belge

Futur Re                          Luxembourg     100% by AXA Global Risks

AXA Holding Luxembourg            Luxembourg     100% by Royale Belge

AXA Aurora                        Spain          30% owned by AXA and 40%
                                                 by AXA Participations

Reaseguros Aurora Vida SA de      Spain          97% owned by Aurora Iberica SA
Seguros y Reaseguros                             de Seguros y Reaseguros and
                                                 1.5% by AXA

Hilo Direct Seguros y Reaseguros  Spain          71.4% by AXA Aurora

Ayuda Legal                       Spain          88% by AXA Aurora Iberica SA de
                                                 Seguros y Reaseguros and 12% by
                                                 Aurora Vida

AXA Aurora Iberica SA de          Spain          99.8% by AXA Aurora
Seguros y Reaseguros

AXA Assicurazioni                 Italy          83.7% owned by AXA, 12% by
                                                 Grupo UAP Italiana, 2.2% by
                                                 AXA Conseil Vie and 2.1%
                                                 by AXA Collectives

Eurovita                          Italy          30% owned by AXA Assicurazioni,
                                                 19% by AXA Conseil Vie and 19%
                                                 by AXA Collectives

Gruppo UAP Italia (GUI)           Italy          97% by AXA Participations and
                                                 3% by AXA Collectives

UAP Vita                          Italy          62% by AXA

Allsecures Vita                   Italy          100% by AXA

AXA Equity & Law Plc              U.K.           99.9% by AXA

AXA Equity & Law Life             U.K.           100% by Sun Life Holdings Plc
Assurance Society

Sun Life lle de Man               U.K.           100% owned by Sun Life
                                                 Assurance

AXA Global Risks                  U.K.           51% owned by AXA Global
                                                 Risks (France) and 49% by
                                                 AXA Courtage IARD

Sun Life and Provincial           U.K.           71.6% by AXA and AXA
Holdings (SLPH)                                  Equity & Law Plc

Sun Life Corporation Plc          U.K.           100% by AXA Sun Life Holdings
                                                 Plc

Sun Life Assurance Society Plc    U.K.           100% by AXA Sun Life Holdings
                                                 Plc

AXA Provincial Insurance          U.K.           100% by SLPH

English & Scottish                U.K.           100% by AXA UK

AXA UK                            U.K.           100% by AXA

Servco                            U.K.           100% by AXA Sun Life Holdings
                                                 Plc

AXA Sun Life Plc                  U.K.           100% by AXA Sun Life Holdings
                                                 Plc

AXA Leven                         The Nether-    100% by Nieuw Rotterdam
                                  lands          Verzekeringen

AXA Nederland BV                  The Nether-    55.4% by Royale Belge and 38.9%
                                  lands          by Gelderland BV

UNIROBE Groep BV                  The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding

AXA Levensverzekeringen           The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekeringen

AXA Schade                        The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekeringen

Societe Generale d'Assistance     The Nether-    100% by AXA Assistance Holding
                                  lands

Gelderland BV                     The Nether-    100% by Royale Belge
                                  lands

AXA Zorg                          The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekeringen

Vinci BV                          The Nether-    100% by AXA
                                  lands

AXA Portugal Companhia de         Portugal       96.2% by different companies
Serguros SA                                      of the AXA Group

AXA Portugal Companhia de         Portugal       87.6% by AXA Conseil Vie and
Serguros de Vida SA                              7.5% by AXA Participations

AXA Compagnie d' Assurances       Switzerland    100% by AXA Participations

AXA Compagnie d' Assurances       Switzerland    95% by AXA Participations
sur la Vie

AXA Al Amane Assurances           Morocco        52% by AXA Participations and
                                                 15% by Empargne Croissance

AXA Canada Inc.                   Canada         100% by AXA

Empargne Croissance               Morocco        99.3% by AXA Al Amane
                                                 Assurances

Colonia Nordstern Leben           Germany        50% by AXA-CKAG and 50% by
                                                 Colonia Nordstern Versicherungs

Kolnische Verwaltungs             Germany        67.7% by Vinci BV, 23% by AXA
                                                 Colonia Konzern AG and 8.8% by
                                                 AXA

Sicher Direkt Versicherung        Germany        50% by AXA Direct and 50% by
                                                 AXA-CKAG

AXA Colonia Krankenversicherung   Germany        51% by AXA-CKAG, 39.6% by AXA
                                                 Colonia Lebenversicherung and
                                                 12% by Deutsche
                                                 Arzleversicherung

Colonia Nordstern Versicherungs   Germany        100% by AXA-CKAG

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA non life Insurance Cy. Ltd.   Japan          100% by AXA Direct

AXA Life Insurance                Japan          100% by AXA

Dongbu AXA Life                   Korea          50% by AXA
Insurance Co. Ltd.

Sime AXA Berhad                   Malaysia       30% owned by AXA and
                                                 AXA Reassurance

AXA Insurance Investment          Singapore      88.7% by AXA and 11.41% by AXA
Holdings Pte Ltd                                 Courtage IARD

AXA Life Insurance                Singapore      100% owned by AXA

AXA Insurance                     Hong Kong      82.5% owned by AXA Investment
                                                 Holdings Pte Ltd and 17.5%
                                                 by AXA

National Mutual Asia Ltd          Hong Kong      53.8% by National Mutual
                                                 Holdings, Ltd and 20% by Detura

The Equitable Companies           U.S.A.         43% by AXA, Financiere 45
Incorporated                                     3.2%, Lorfinance 6.4%, AXA
                                                 Equity & Law Life Association
                                                 Society 4.1% and AXA
                                                 Reassurance 2.9% and 0.4% by
                                                 Societe Beaujon

The Equitable Life Assurance      U.S.A.         100% owned by The Equitable
Society of the United States                     Companies Incorporated
(ELAS)

National Mutual Holdings Ltd      Australia      42.1% by AXA and 8.9% by
                                                 AXA Equity & Law Life
                                                 Assurance Society

The National Mutual Life          Australia      100% owned by National Mutual
Association of Australasia                       Holdings Ltd

National Mutual International     Australia      100% owned by National Mutual
                                                 Holdings Ltd

Australian Casualty & Life Ltd    Australia      100% owned by National Mutual
                                                 Holdings Ltd

National Mutual Health            Australia      100% owned by National Mutual
Insurance Pty Ltd                                Holdings Ltd

Detura                            Hong Kong      75% by National Mutual Holdings

AXA Insurance Pte Ltd             Singapore      100% by AXA Insurance
                                                 Investment Holdings Pte Ltd

AXA Reinsurance Asia Pte Ltd      Singapore      100% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Reassurance                   France         100% owned by AXA, AXA
                                                 Assurances IARD and AXA Global
                                                 Risks

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100% by AXA

AXA Reinsurance U.K. Plc          U.K.           100% owned by AXA Re U.K.
                                                 Holding

AXA Re U.K. Company Limited       U.K.           100% owned by AXA Reassurance

AXA Reinsurance Company           U.S.A.         100% owned by AXA America


AXA America                       U.S.A.         100% owned by AXA Reassurance

AXA Gobal Risks US                U.S.A.         96.4% by AXA Global Risks and
                                                 3.6% by Colonia Nordstern
                                                 Versicherungs AG

AXA Re Life Insurance Company     U.S.A.         100% owned by AXA America

C.G.R.M.                          Monaco         100% owned by AXA Reassurance

Nordstern Colonia Osterreich      Austria        88.5% by Colonia Nordstern
                                                 Versicherungs and 11.5% by
                                                 Colonia Nordstern Leben

Royale Belge International        Belgium        100% by Royale Belge
                                                 Investissement

AXA Holding Belgium               Belgium        75% by AXA, 17.7% by AXA Global
                                                 Risks and 7.4% by Various
                                                 Companies of the Group

Assurances de la Poste            Belgium        50% by Royale Belge

Assurances de la Poste Vie        Belgium        50% by Royale Belge

AXA Asset Management LTD          U.K.           91% by AXA Investment Managers
                                                 and 9% by National Mutual
                                                 Funds Management

AXA Sun Life Holdings Plc         U.K.           100% by SLPH

                             AXA FINANCIAL BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         100% AXA and the Mutuelles
(C.F.P.)

AXA Banque                        France         98.7% owned by Compagnie
                                                 Financiere de Paris

AXA Credit                        France         65% owned by Compagnie
                                                 Financiere de Paris

AXA Gestion FCP                   France         100% owned by AXA Investment
                                                 Managers Paris

Sofapi                            France         100% owned by Compagnie
                                                 Financiere de Paris

Soffim Holding                    France         100% owned by Compagnie
                                                 Financiere de Paris

Sofinad                           France         100% by Compagnie
                                                 Financiere de Paris

Banque des Tuileries              France         100% by Compagnie
                                                 Financiere de Paris

Banque de marches et d'arbitrage  France         18.5% by AXA and 8.2% by AXA
                                                 Courtage IARD

AXA Investment Managers           France         100% by various companies

AXA Investment Managers Paris     France         100% owned by AXA Investment
                                                 Managers

Colonia Bausbykasse               Germany        66.7% by AXA-CKAG and 31.1% by
                                                 Colonia Nordstern Leben

Banque IPPA                       Belgium        99.9% by Royale Belge

Royal Belge Investissement        Belgium        100% by Royale Belge

ANHYP                             Belgium        98.8% by Royale Belge

AXA Sun Life Asset Management     U.K.           66.7% owned by SLPH and 33.3%
                                                 by AXA Asset Management Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management       U.S.A.         57.7% held by ELAS

Donaldson Lufkin & Jenrette       U.S.A.         70.9% owned by Equitable
                                                 Holdings Corp. and ELAS

National Mutual Funds             Australia      100% owned by National
Management (Global) Ltd                          Mutual Holdings Ltd

                            AXA REAL ESTATE BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

S.G.C.I.                          France         100% by AXA

Transaxim                         France         100% owned by Compagnie
                                                 Parisienne de Participations

Compagnie Parisienne de           France         100% owned by Sofinad
Participations (C.P.P.)

Monte Scopeto                     France         100% owned by Compagnie
                                                 Parisienne de Participations

Colisee Jeuneurs                  France         99.9% by Colisee Suresnes

Colisee Delcasse                  France         100% by Colisee Suresnes

Colisee Victoire                  France         99.7% by S.G.C.I.

Colisee Suresnes                  France         100% by Various Companies and
                                                 the Mutuelles

Colisee 21 Matignon               France         99.4% by S.G.C.I. and 0.6% by
                                                 AXA

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Colisee Saint Georges             France         100% by SGCI

AXA Millesimes                    France         92.9% owned by AXA and the
                                                 Mutuelles

AXA Immobiller                    France         100% by AXA

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                     NOTES
                                     -----

1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.

3. All ownership interests on the chart are 100% common stock ownership except: (a) The Equitable Companies Incorporated's 41.8% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holdings, LLC's
     34.4% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.

4. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first two entities, they are under the direction of at least a majority of "outside" trustees:

                             The Hudson River Trust
                               EQ Advisors Trust
                               Separate Accounts


5.   This chart was last revised on July 30, 1999.

Item 27. Number of Contractowners

         Currently, there are no holders of the contracts to be offered.

Item 28. Indemnification


         Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, EQ Financial Consultants, Inc. ("EQ Financial") has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of EQ Financial.

         Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provides, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

          (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

         (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

        (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-laws, or by agreement. (Business Corporation Law ss.ss. 721-726; Insurance Law ss.1216)

         The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London. X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies in $100 million, and the policies insure the officers and directors against certain liablities arising out of their conduct in such capacities.


         Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) EQ Financial, an indirect wholly owned subsidiary of Equitable, is the principal underwriter for Separate Account No. 45. The principal business address of EQ Financial is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of EQ Financial Consultants, Inc. The business address of the persons whose names are preceded by an asterisk is that of EQ Financial.

NAME AND PRINCIPAL                   POSITIONS AND OFFICES
BUSINESS ADDRESS                     WITH UNDERWRITER (EQ FINANCIAL CONSULTANTS)
----------------                     -------------------------------------------
*Michael S. Martin                   Chairman of the Board and Director


*Michael F. McNelis                  President, Chief Operating Officer
                                     and Director

*Martin J. Telles                    Executive Vice President and Chief
                                     Marketing Officer

*Derry E. Bishop                     Executive Vice President and Director

*Harvey E. Blitz                     Executive Vice President and Director


 G. Patrick McGunagle                Executive Vice President and Director


*Michael J. Laughlin                 Director

*Richard V. Silver                   Director

*Mark R. Wutt                        Director


 Edward J. Hayes                     Executive Vice President
 200 Plaza Drive
 Secaucus, NJ 07096

*Craig A. Junkins                    Executive Vice President

*Peter D. Noris                      Executive Vice President

*Mark A. Silberman                   Senior Vice President and Chief
                                     Financial Officer

Stephen T. Burnthall                 Senior Vice President
6435 Shiloh Road
Suite A
Alpharetta, GA 30005

Richard Magaldi                      Senior Vice President
6435 Shiloh Road
Suite A
Alpharetta, GA 30005


*Donna M. Dazzo                      First Vice President

*Robin K. Murray                     First Vice President


*James Bodowitz                      Vice President and Counsel


*Michael Brzozowski                  Vice President and Compliance Director

*Mark D. Godolsky                    Vice President and Controller

*Linda J. Galasso                    Secretary

*Francesca Divone                    Assistant Secretary



         (c) The information under "Distribution of the Certificates" in the Prospectus forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York,

New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.



Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any certificate or prospectus, or otherwise.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 2nd day of September, 1999.



                                        SEPARATE ACCOUNT No. 45 OF
                                        THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                                    (Registrant)

                                        By: The Equitable Life Assurance
                                        Society of the United States
                                                    (Depositor)

                                        By: /s/ Naomi J. Weinstein
                                            -----------------------------------
                                                Naomi J. Weinstein
                                                Vice President
                                                The Equitable Life
                                                Assurance Society of the
                                                United States

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 2nd day of September, 1999.



                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Naomi J. Weinstein
                                              ---------------------------------
                                              Naomi J. Weinstein
                                              Vice President,
                                              The Equitable Life Assurance
                                              Society of the United States



     As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                           President, Chief Operating Officer
                                           and Director

*Edward D. Miller                          Chairman of the Board, Chief
                                           Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller



*DIRECTORS:


Francoise Colloc'h       Donald J. Greene             George T. Lowy
Henri de Castries        John T. Hartley              Edward D. Miller
Joseph L. Dionne         John H.F. Haskell, Jr.       Didier Pineau-Valencienne
Denis Duverne            Michael Hegarty              George J. Sella, Jr.
William T. Esrey         Mary R. (Nina) Henderson     Peter J. Tobin
Jean-Rene Fourtou        W. Edwin Jarmain             Stanley B. Tulin
Norman C. Francis                                     Dave H. Williams





*By: /s/ Naomi J. Weinstein
    ------------------------
         Naomi J. Weinstein
         Attorney-in-Fact



September 2, 1999

                                 EXHIBIT INDEX


EXHIBIT NO.                                                TAG VALUE
-----------                                                ---------


10(a) Consent of PricewaterhouseCoopers LLP                EX-99.10a

10(c) Power of Attorney                                    EX-99.10c